As filed with the Securities and Exchange Commission on April 28, 1998



                                                               File No. 33-81626
                                                               File No. 811-8628

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                       Pre-Effective Amendment No.                           [ ]
                       Post-Effective Amendment No. 8                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                 Amendment No. 9


                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                         CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            800 Silver Lake Boulevard
                                 Dover, DE 19904
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (302) 672-5000

                          Catherine S. Mulholland, Esq.
                                 General Counsel
                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                              Dover, Delaware 19904

               (Name and Address of Agent for Service of Process)



                                    Copy to:


                            Stephen E. Roth, Esquire
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filling will become effective:
      [ ] immediately upon filing pursuant to paragraph (b)
      [X] on May 1, 1998 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(i)
      [ ] On __ pursuant to paragraph (a)(i)
      [ ] 75 days after filing pursuant to paragraph (a)(ii)
      [ ] on __ pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:

      [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

      Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contracts

                              Cross Reference Sheet
                       Pursuant to Rules 481(a) and 495(a)


Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

PART A

Item of Form N-4                      Prospectus Caption

1.  Cover Page .....................  Cover Page

2.  Definitions ....................  Definitions

3.  Synopsis .......................  Expense Tables; Summary

4.  Condensed Financial
      Information ..................  Condensed Financial Information; Yields
                                      and Total Returns

5.  General

     (a)  Depositor ................  Citicorp Life Insurance Company
     (b)  Registrant ...............  The Separate Account
     (c)  Portfolio Company ........  The Funds
     (d)  Fund Prospectus ..........  The Funds
     (e)  Voting Rights ............  Voting Privileges
     (f)  Administrators ...........  N/A

6.  Deductions and Expenses

     (a)  General ..................  Charges and Deductions; Summary
     (b)  Sales Load ...............  Charges and Deductions; Summary
     (c)  Special Purchase Plan ....  N/A
     (d)  Commissions ..............  Distribution of the Contracts
     (e)  Expenses - Registrant ....  Charges and Deductions; Summary
     (f)  Fund Expenses ............  Charges and Deductions
     (g)  Organizational Expenses ..  N/A

7.  Contracts

     (a) Persons with Rights ......   Summary; Addition, Deletion or
                                      Substitution of Investments; Description
                                      of the Contract; Annuity Payment Options;
                                      Voting Privileges; Death Benefit Before
                                      the Annuity Income Date; Modification;
                                      Election of Annuity Payment Options
     (b)  (i)  Allocation of
               Purchase Payments ...  Summary; Purchase Payments; Free-Look
                                      Period; Allocation of Purchase Payments
         (ii)  Transfers ...........  Summary; Transfer Privileges
        (iii)  Exchanges ...........  Transfers, Assignments

     (c)  Changes ..................  Additions, Deletions or Substitutions of
                                      Investments; Description of the Contract;
                                      Modification;

     (d)  Inquiries ................  Cover page; Inquiries

8.  Annuity Period .................  Summary; Annuity Payment Options

9.  Death Benefit ..................  Death Benefit Before the Annuity Date

10. Purchases and Contract Value

     (a)  Purchases ................  Summary; Issuance of a Contract; Purchase
                                      Payments; Free Look Period; Allocation of
                                      Purchase Payments; Variable Contract
                                      Value; Transfer Privileges
     (b)  Valuation ................  Definitions; Variable Contract Value;
     (c)  Daily Calculation ........  Definitions; Variable Contract Value;
     (d)  Underwriter ..............  Issuance of a Contract; Distribution of
                                      the Contracts

11. Redemptions

     (a)  - By Owners ..............  Summary; Transfer Privilege; Surrenders
                                      and Partial Withdrawals; Annuity Payments
                                      on the Annuity Date; Payments; Annuity
                                      Payment Options; Federal Tax Matters
          - By Annuitant ...........  Summary; Transfer Privilege; Surrenders
                                      and Partial Withdrawals; Proceeds on the
                                      Annuity Date; Payments; Annuity Payment
                                      Options; Federal Tax Matters
     (b)  Texas ORP ................  N/A
     (c)  Check Delay ..............  Purchase Payments
     (d)  Lapse ....................  N/A
     (e)  Free Look ................  Summary; Free Look Period

12. Taxes ..........................  Summary; Federal Tax Matters

13. Legal Proceedings ..............  Legal Proceedings

14. Table of Contents for the
     Statement of Additional
     Information ...................  Statement of Additional Information Table
                                      of Contents

PART B

Item of Form N-4                     Part B Caption

15. Cover Page .....................  Cover Page

16. Table of Contents ..............  Table of Contents

17. General Information and
     History .......................  N/A

18. Services

     (a)  Fees and Expenses of
          Registrant ...............  Charges and Deductions (prospectus)
     (b)  Management Contracts .....  N/A
     (c)  Custodian ................  N/A
          Independent Public
          Accountant ...............  Experts
     (d)  Assets of Registrant .....  The Separate Account
     (e)  Affiliated Persons .......  Citicorp Life Insurance Company
                                      (prospectus)
     (f)  Principal Underwriter ....  Distribution of the Contracts (prospectus)

19. Purchase of Securities
     Being Offered .................  Distribution of the Contracts (prospectus)
     Offering Sales Load ...........  N/A

20. Underwriters ...................  Distribution of the Contracts (prospectus)

21. Calculation of Performance
    Data ...........................  Calculation of Yields and Total Returns;
                                      Yields and Total Returns (prospectus)

22. Annuity Payments ...............  Variable Annuity Payments; Annuity Payment
                                      Options (prospectus)

23. Financial Statements ...........  Financial Statements

PART C -- OTHER INFORMATION

Item of Form N - 4                    Part C Caption

24. Financial Statements
      and Exhibits .................  Financial Statements and Exhibits

    (a)  Financial Statements ......  (a)  Financial Statements
    (b)  Exhibits ..................  (b)  Exhibits


25. Directors and Officers
    of the Depositor ...............  Directors and Officers of Citicorp Life
                                      Insurance Company

26. Persons Controlled By or
      Under Common Control with the
      Depositor or Registrant ......  Persons Controlled By or Under Common
                                      Control with the Depositor or Registrant

27. Number of Contractowners .......  Number of owners

28. Indemnification ................  Indemnification

29. Principal Underwriters .........  Principal Underwriter

30. Location of Accounts
    and Records ....................  Location of Books and Records

31. Management Services ............  Management Services

32. Undertakings ...................  Undertakings and Representations

    Signature Page .................  Signatures

                                     PART A

                                   PROSPECTUS

          SUPPLEMENT DATED MAY 1, 1998 TO PROSPECTUS DATED MAY 1, 1998


                 Citicorp Life Variable Annuity Separate Account
                         Citicorp Life Insurance Company

         Individual Flexible Premium Deferred Variable Annuity Contracts

      The individual flexible premium deferred variable annuity contracts (the "Contracts") offered by this supplemented prospectus have been amended to provide a guaranteed minimum income benefit option (the "Guaranteed Minimum Income Benefit") and to lower the minimum initial and subsequent purchase payment requirements to $150. (The minimum subsequent purchase payment for Qualified Contracts is $100.) The Guaranteed Minimum Income Benefit option guarantees Owners who elect the option a minimum amount available for payment under the Contracts' fixed annuity payment options or a lump sum distribution on the Annuity Income Date provided certain conditions are met. This supplement describes the Guaranteed Minimum Income Benefit option and the features associated with that option as they relate to the Contracts described in the accompanying prospectus.

      Once elected, purchase payments and Contract Values may be allocated under the Guaranteed Minimum Income Benefit option, as designated by you, to certain specified subaccounts of the Citicorp Life Variable Annuity Separate Account (the "Separate Account"). The assets of each such subaccount will be invested in a corresponding portfolio of the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), the AIM Variable Insurance Funds, Inc. or the MFS Variable Insurance Trust (the "Funds").

      The portfolios of the Variable Annuity Portfolios available for investment under the Guaranteed Minimum Income Benefit option include CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP Fund). The Fidelity VIP Growth, Fidelity VIP Equity Income and Fidelity VIP Overseas Portfolios of the Fidelity Variable Insurance Products Fund, the Fidelity VIP II Contrafund and Fidelity VIP II Index 500 Portfolios of the Fidelity Variable Insurance Products Fund II, the AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund and AIM V.I. Growth and Income Fund of the AIM Variable Insurance Funds, Inc. and the MFS Research Series and MFS Emerging Growth Series of the MFS Variable Insurance Trust are also available for investment under the Guaranteed Minimum Income Benefit option. The accompanying prospectuses for the Funds describe the investment objectives of the available portfolios.

                                   DEFINITIONS

      The terms used in the accompanying prospectus shall have the same meaning in this supplement. Additional terms are set forth below.

Annuity Income Option - An annuity payment option available under the Contract.

Guaranteed Minimum Benefits - For each fixed annuity payment option, the minimum amount of fixed annuity payments available under the Guaranteed Minimum Income Benefit option.

Guaranteed Minimum Benefit Factor - For each fixed annuity payment option, the Guaranteed Minimum Benefit payable for each $1,000 applied to that option. If you elect a fixed annuity payment option with a life annuity feature, we calculate the Guaranteed Minimum Benefit Factor using an effective annual interest rate of 4.25%, credited daily. If you elect a fixed annuity payment option without a life annuity feature, we use an effective annual interest rate of 3%, credited daily.

Minimum Benefit Accumulation Amount - The sum of all purchase payments and transfers allocated under the Guaranteed Minimum Income Benefit option, less any withdrawals, credited daily with an effective annual interest rate of 4.25%. If you elect a fixed annuity payment option without a life annuity feature or a lump sum distribution, we will credit daily an effective annual interest rate of 3%.

Rider Value - The sum of the Accumulation Units in each subaccount purchased under the Guaranteed Minimum Income Benefit option multiplied by the Accumulation Unit value for that subaccount.

Stipulated Premium - The amount scheduled to be paid each Contract Year by the Owner under the Guaranteed Minimum Income Benefit option.

                  THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Election of the Guaranteed Minimum Income Benefit Option. An Owner may elect the Guaranteed Minimum Income Benefit option at the time of application. With regard to current Owners, we will notify them that the Guaranteed Minimum Income Benefit option has become available in their state of residence. Current Owners will have two months from receipt of such notice to elect the Guaranteed Minimum Income Benefit option by so specifying on a form we have provided and returning the form to our administrative office.

Guaranteed Minimum Income Benefit. Owners who elect the Guaranteed Minimum Income Benefit option will be guaranteed a minimum amount that may be applied under the Contracts' fixed annuity payment options or a lump sum distribution on the Annuity Income Date, provided certain conditions are met. On the Annuity Income Date, Owners who have elected a fixed annuity payment option will also be guaranteed a minimum payment under that payment option.

      The minimum payment under a fixed annuity payment option will be the greatest of:

      1. the Rider Value, less premium taxes, applied to the Guaranteed Minimum Benefit Factor for that fixed annuity payment option; or

      2. the Rider Value, less premium taxes, applied to the most favorable annuity payment table in other annuity contracts issued by us on the Annuity Income Date for that fixed annuity payment option; or

      3. the Minimum Benefit Accumulation Amount applied to the Guaranteed Minimum Benefit Factor for that fixed annuity payment option.

      The Minimum Benefit Accumulation Amount will depend upon the payment option you select. If you select a fixed annuity payment option with a life annuity feature, the Minimum Benefit Accumulation Amount will equal the sum of all purchase payments and transfers allocated to the Guaranteed Minimum Income Benefit option, less any withdrawals, credited daily with an effective annual interest rate of 4.25%. If you elect a fixed annuity payment option without a life annuity feature, we instead use an effective annual interest rate of 3% in determining the Minimum Benefit Accumulation Amount. Under the

Minimum Guaranteed Income Benefit option, an Owner may only elect a fixed annuity payment option without a life annuity feature where the Annuity Income Date is at least 20 years after the Contract Date.

      Any lump sum distribution will be equal to the greater of: (1) the Rider Value on the Annuity Income Date; or (2) the Minimum Benefit Accumulation Amount on the Annuity Income Date based on an effective annual interest rate of 3%, credited daily. Under the Guaranteed Minimum Income Benefit option, an Owner may only elect a lump sum distribution where the Annuity Income Date is at least 20 years after the Contract Date.

      Purchase Payments. The minimum amount we will accept as an initial or subsequent purchase payment under the Guaranteed Minimum Income Benefit option or the Contract is $150. (The minimum subsequent purchase payment for Qualified Contracts is $100.) The initial payment is due on the Contract Date. Current Owners who elect the Guaranteed Minimum Income Benefit option may allocate any initial purchase payment or transfer of Contract value under the Guaranteed Minimum Income Benefit option at the time they elect the option. Subsequent purchase payments and transfers under the Guaranteed Minimum Income Benefit Option may be made at any time during the Annuitant's lifetime and before the Annuity Income Date.

      We also reserve the right to limit an Owner's allocations to the Guaranteed Minimum Income Benefit option during the first three Contract Years (the first three years after the election of the Guaranteed Minimum Income Benefit option for current Owners) to no more than the sum of the Stipulated Premium payments for those Contract Years, plus $10,000. Thereafter, the sum of the total allocations received in the current Contract Year and the preceding two Contracts Years under the Guaranteed Minimum Income Benefit option may not be greater than the sum of the Stipulated Premium for those Contract Years, plus $10,000.

      The amount of the Stipulated Premium and the allocation of the Stipulated Premium among the subaccounts is determined by you at the time you elect the Guaranteed Minimum Income Benefit option. We use the Stipulated Premium only to determine the maximum amount of aggregate purchase payments and transfers of Contract value that we will accept under the Guaranteed Minimum Income Benefit option for a given Contract Year. An Owner may choose to allocate an amount less than the Stipulated Premium to the Guaranteed Minimum Income Benefit option in any Contract Year or not to allocate to the option.

      We will monitor Owner allocations to the Guaranteed Minimum Income Benefit option to ensure compliance with the above rules, if necessary. If Owner allocations exceed those limits, we will contact the Owner and request additional instructions for allocating such excess payments outside the Guaranteed Minimum Income Benefit option. We will return the amount of the excess allocation at the Owner's request or if the Owner fails to provide us additional allocation instructions.

Allocation of Purchase Payments. At the time of application or election of the Minimum Guaranteed Income Benefit option, as applicable, you must specify the allocation of the initial purchase payment among the subaccounts available under the option. We reserve the right to require each allocation to a subaccount to be at least $100 and a whole percent of the purchase payment. You may allocate purchase payments to the subaccounts of the Separate Account that are not available under the Guaranteed Minimum Income Benefit option as well as to the Fixed Account. You may also allocate purchase payments outside the Guaranteed Minimum Income Benefit option to those subaccounts that are available under the option.

      Under the Guaranteed Minimum Income Benefit option, any subsequent purchase payments will be allocated as of the end of the valuation period in which the subsequent purchase payment is received by us and will be allocated in accordance with the purchase payment allocation schedule in effect at the time the purchase payment is received. The allocation schedule may be changed by you at any time by written notice. Changing the purchase payment allocation schedule will not change the allocation of Contract value among the subaccounts and the Fixed Account.

Transfers. Before the Annuity Income Date and subject to the restrictions set forth in the accompanying prospectus, you may transfer amounts under the Guaranteed Minimum Income Benefit option from a subaccount to another subaccount available under the option. You may transfer amounts from the Guaranteed Minimum Income Benefit option to the subaccounts of the Separate Account that are not available under the Guaranteed Minimum Income Benefit option as well as to the Fixed Account. You may also transfer amounts from the Guaranteed Minimum Income Benefit option to those subaccounts that are available under the option. For purposes of determining the Minimum Benefit Accumulation Amount, we will treat transfers of amounts from the Guaranteed Minimum Income Benefit option as partial withdrawals from the option; we will not assess a Surrender Charge in connection with those transfers.

      Transfers will be made based upon your written instructions. The telephone transfer privilege is not available for transfers involving amounts under the Minimum Guaranteed Income Benefit option.

Partial Withdrawals and Surrenders. At any time before the Annuity Income Date, you may make partial withdrawals of the surrender value attributable to amounts under the Guaranteed Minimum Income Benefit option. In general, a partial withdrawal will reduce the Minimum Benefit Accumulation Amount by the amount withdrawn. However, if on the date the partial withdrawal is requested, the Minimum Benefit Accumulation Amount exceeds the Rider Value and the amount withdrawn exceeds 5% of the Minimum Benefit Accumulation Amount calculated as of the first day of the then current Contract Year, the Minimum Benefit Accumulation Amount will be reduced by an amount representing the percentage that the partial withdrawal bears to the Rider Value. The amount of the reduction will equal the amount withdrawn divided by the Rider Value immediately prior to the partial withdrawal multiplied by the Minimum Benefit Accumulation Amount.

      At any time before the Annuity Income Date, you may surrender the Contract for its surrender value. The Minimum Benefit Accumulation Amount is not payable upon surrender prior to the Annuity Income Date selected in accordance with the requirements under the Guaranteed Minimum Income Benefit option.

Annuity Payments on the Annuity Income Date. Under the Guaranteed Minimum Income Benefit option, the Annuity Income Date is elected by you at the time of the application and must be at least 10 years after the Contract Date. You may change the Annuity Income Date at any time provided you give us at least 30 days prior written notice. If the Annuity Income Date is less than 20 years after the Contract Date, any change in the Annuity Income Date must result in an Annuity Income Date that is at least 2 years from the date of such change and at least 10 years after the Contract Date. Any change to the Annuity Income Date not in conformity with these requirements may cause the termination of the Guaranteed Minimum Income Benefit option.

      Any time prior to the Annuity Income Date, you may change the Annuitant(s) by written notice to us. Changing the Annuity Income Date or the Annuitant(s) may result in a change to the Guaranteed Minimum Benefits. We will notify you in writing of any changes resulting from a change in the Annuity Income Date or the Annuitant(s).

Election of Annuity Payment Options. Under the Minimum Guaranteed Income Benefit option, you may only elect an annuity payment option providing fixed annuity payments. If the Annuity Income Date is at least 10, but less than 20, years after the Contract Date, you may only elect annuity payment options 2, 3 and 4 as specified in the Contract or, if we agree, an alternate annuity payment option made available by us with a life annuity feature. If the Annuity Income Date is at least 20 years after the Contract Date, you may elect any annuity payment option providing for fixed annuity payments or a lump sum distribution. An annuity payment option is chosen by you at the time you elect the Guaranteed Minimum Income Benefit option.

      Any time prior to the Annuity Income Date, you may change the annuity payment option upon 30 days prior written notice. Changing the annuity payment option will result in a change to the Guaranteed Minimum Benefits. We will notify you in writing of any change resulting from a change in the annuity payment option.

                                FEES AND CHARGES

Guaranteed Minimum Income Benefit Charge. We will assess a daily charge equal to
 .50% per annum of the average daily net assets of amounts under the Guaranteed Minimum Income Benefit option for the costs associated with administering the option.

Other Fees and Charges. Daily deductions from the subaccounts currently include a 0.84% per annum deduction for the mortality and expense risk charge and a 0.15% per annum deduction for administrative expenses. We reserve the right to change these charges in the future but guarantee they will not exceed 1.25% and 0.15% per annum, respectively. A maximum surrender charge equal to 7% of purchase payments withdrawn may be assessed in the case of partial withdrawals and surrenders. An Annual Contract Fee may be assessed under Contracts with Contract Values below $25,000. The table below supplements the Expense Table on page six of the accompanying prospectus and sets forth the various fees and charges associated with investment in the Contract if the Guaranteed Minimum Income Benefit option is elected. The Table illustrates the charges deducted at both the Contract and Fund levels.


EXPENSE TABLE

      The following expense information supplements the expense information found on pages 6 through 11 of the accompanying prospectus for the Contracts, which should be read together with this information. This information assumes the election of the Guaranteed Minimum Benefit option and that the entire Contract Value is Variable Contract Value.

Separate Account Annual Expenses

      (as a percentage of average net assets)

      Mortality and Expense Risk Charge                             0.84%
      Administration Charge                                         0.15%
      Guaranteed Minimum Income Benefit Charge                      0.50%
                   Total Separate Account Expenses                  1.49%

Examples

      An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the election of the Guaranteed Minimum Income Benefit option.

1. If the Contract is surrendered or annuitized under a fixed annuity payment option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:


Subaccount                                 1 Year   3 Years   5 Years   10 Years
----------                                 ------   -------   -------   --------
CitiSelect VIP Folio 400                     $96      $144      $194      $344
CitiSelect VIP Folio 500                     $96      $144      $194      $344
CitiFunds Small Cap Growth VIP Portfolio
  (formerly Landmark Small Cap Equity
  VIP Fund)                                  $93      $135      $179      $315
Fidelity VIP Growth Portfolio                $90      $128      $166      $289
Fidelity VIP Equity Income Portfolio         $89      $125      $161      $277
Fidelity VIP Overseas Portfolio              $93      $135      $178      $312
Fidelity VIP II Contrafund Portfolio         $91      $128      $167      $291
Fidelity VIP II Index 500 Portfolio          $86      $116      $146      $246
AIM V.I. Capital Appreciation Fund           $90      $128      $166      $288
AIM V.I. Growth Fund                         $90      $125      $162      $279
AIM V.I. International Equity Fund           $93      $137      $181      $320
AIM V.I. Value Fund                          $93      $137      $181      $320
AIM V.I. Growth and Income Fund              $93      $135      $178      $312
MFS Research Series                          $93      $135      $178      $312
MFS Emerging Growth Series                   $92      $134      $177      $310


2. If the Contract is annuitized under a fixed annuity payment option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:


Subaccount                                 1 Year   3 Years   5 Years   10 Years
----------                                 ------   -------   -------   --------
CitiSelect VIP Folio 400                     $32      $ 97      $164      $344
CitiSelect VIP Folio 500                     $32      $ 97      $164      $344
CitiFunds Small Cap Growth VIP Portfolio
  (formerly Landmark Small Cap Equity
  VIP Fund)                                  $29      $ 87      $149      $315
Fidelity VIP Growth Portfolio                $26      $ 79      $136      $289
Fidelity VIP Equity Income Portfolio         $25      $ 76      $130      $277
Fidelity VIP Overseas Portfolio              $28      $ 87      $147      $312
Fidelity VIP II Contrafund Portfolio         $26      $ 80      $137      $291
Fidelity VIP II Index 500 Portfolio          $22      $ 67      $114      $246
AIM V.I. Capital Appreciation Fund           $26      $ 79      $135      $288
AIM V.I. Growth Fund                         $25      $ 77      $131      $279
AIM V.I. International Equity Fund           $29      $ 89      $152      $320
AIM V.I. Value Fund                          $29      $ 89      $152      $320
AIM V.I. Growth and Income Fund              $28      $ 87      $147      $312
MFS Research Series                          $28      $ 87      $147      $312
MFS Emerging Growth Series                   $28      $ 86      $146      $310

3. If the Contract is not surrendered or annuitized at the end of the applicable time period:



Subaccount                                 1 Year   3 Years   5 Years   10 Years
----------                                 ------   -------   -------   --------
CitiSelect VIP Folio 400                     $32      $ 97      $164      $344
CitiSelect VIP Folio 500                     $32      $ 97      $164      $344
CitiFunds Small Cap Growth VIP Portfolio
  (formerly Landmark Small Cap Equity
  VIP Fund)                                  $29      $ 87      $149      $315
Fidelity VIP Growth Portfolio                $26      $ 79      $136      $289
Fidelity VIP Equity Income Portfolio         $25      $ 76      $130      $277
Fidelity VIP Overseas Portfolio              $28      $ 87      $147      $312
Fidelity VIP II Contrafund Portfolio         $26      $ 80      $137      $291
Fidelity VIP II Index 500 Portfolio          $22      $ 67      $114      $246
AIM V.I. Capital Appreciation Fund           $26      $ 79      $135      $288
AIM V.I. Growth Fund                         $25      $ 77      $131      $279
AIM V.I. International Equity Fund           $29      $ 89      $152      $320
AIM V.I. Value Fund                          $29      $ 89      $152      $320
AIM V.I. Growth and Income Fund              $28      $ 87      $147      $312
MFS Research Series                          $28      $ 87      $147      $312
MFS Emerging Growth Series                   $28      $ 86      $146      $310
                                                                            ----


      The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the Annual Contract Fee is $30 and that the average Contract Value is $10,000, which translates the Annual Contract Fee into an assumed .30% charge for the purposes of the examples based on a $1,000 investment.

      The examples should not be considered a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.


                         CONDENSED FINANCIAL INFORMATION

      The following tables set forth certain information pertaining to the net assets of the Separate Account reflecting election of the Guaranteed Minimum Income Benefit option, as represented by the accumulation unit values and number of accumulation units for the period from the date this option was first offered (December 10, 1997) through December 31, 1997. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the Statement of Additional Information.

                                                    Accumulation Unit Value
                                               ---------------------------------
                                                Beginning of
                                                   Period         End of Period
                        Subaccount               (12/10/97)         (12/31/97)
--------------------------------------------------------------------------------
CitiSelect VIP Folio 400                            1.08               1.08
CitiSelect VIP Folio 500                            1.10               1.09
CitiFunds Small Cap Growth VIP Portfolio
  (formerly Landmark Small Cap Equity VIP Fund)     1.10               1.11
Fidelity VIP Growth Portfolio                       1.81               1.80
Fidelity VIP Equity Income Portfolio                1.21               1.21
Fidelity VIP Overseas Portfolio                     1.09               1.09
Fidelity VIP II Contrafund Portfolio                1.21               1.21
Fidelity VIP II Index 500 Portfolio                 1.23               1.23
AIM V.I. Capital Appreciation Fund                  1.69               1.67
AIM V.I. Growth Fund                                1.22               1.21
AIM V.I. International Equity Fund                  1.06               1.05
AIM V.I. Value Fund                                 1.20               1.19
AIM V.I. Growth and Income Fund                     1.19               1.18
MFS Research Series                                 1.16               1.15
MFS Emerging Growth Series                          1.18               1.16

                                                          Number of Accumulation
                                                             Units Outstanding
                                                          ----------------------
                                                               End of Period
                        Subaccount                              (12/31/97)
--------------------------------------------------------------------------------
CitiSelect VIP Folio 400                                          281,111
CitiSelect VIP Folio 500*                                            0
CitiFunds Small Cap Growth VIP Portfolio*
  (formerly Landmark Small Cap Equity VIP Fund)                      0
Fidelity VIP Growth Portfolio*                                       0
Fidelity VIP Equity Income Portfolio*                                0
Fidelity VIP Overseas Portfolio*                                     0
Fidelity VIP II Contrafund Portfolio*                                0
Fidelity VIP II Index 500 Portfolio*                                 0
AIM V.I. Capital Appreciation Fund*                                  0
AIM V.I. Growth Fund*                                                0
AIM V.I. International Equity Fund*                                  0
AIM V.I. Value Fund*                                                 0
AIM V.I. Growth and Income Fund*                                     0
MFS Research Series*                                                 0
MFS Emerging Growth Series*                                          0

* As of 12/31/97, no purchase payments had been allocated to the subaccounts investing in the CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, AIM V.I. Growth and Income Fund, MFS Research Series or MFS Emerging Growth Series under the Guaranteed Minimum Income Benefit option.

                     OTHER PROVISIONS RELATED TO THE OPTION

Modification. Upon notice to you, or the Annuitant, we may modify the rider for the Guaranteed Minimum Income Benefit option if:

      1. necessary to comply with any applicable law or regulation issued by a government agency; or

      2. necessary to add, delete or modify the subaccounts available under the Guaranteed Minimum Income Benefit option; or

      3.    necessary to reflect a change in the operation of those subaccounts.

Termination. Once elected, the Guaranteed Minimum Income Benefit option will remain in force until you terminate the option or surrender the Contract. If, after you elect the Guaranteed Minimum Income Benefit option, the Rider Value equals zero, the Guaranteed Minimum Income Benefit option will terminate automatically. Once terminated, the Guaranteed Minimum Income Benefit option can not be reinstated. The provisions of the Contract, however, will continue to apply.

THIS PROSPECTUS SUPPLEMENT MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE FUNDS. PLEASE READ THIS SUPPLEMENTED PROSPECTUS AND THE PROSPECTUSES FOR THE FUNDS BEFORE YOU INVEST.

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT







                       CITICORP LIFE INSURANCE COMPANY 800
                                Silver Lake Blvd.
                                  P.O. Box 7031
                                 Dover, DE 19903
                            Telephone: (800) 497-4857











                                   PROSPECTUS
                                   May 1, 1998

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT

                       CITICORP LIFE INSURANCE COMPANY 800
                                Silver Lake Blvd.
                                  P.O. Box 7031
                                 Dover, DE 19903
                            Telephone: (800) 497-4857



      This Prospectus describes the individual flexible premium deferred variable annuity contract (the "Contract") being offered by Citicorp Life Insurance Company. The Contract may be sold to or in connection with retirement plans, including those that qualify for special federal tax treatment under Sections 403(b), 408 or 408A of the Internal Revenue Code.


      Purchase payments and Contract Values are allocated, as designated by you, to one or more of the subaccounts of Citicorp Life Variable Annuity Separate Account (the "Separate Account"), or to the Fixed Account, or both. The assets of each subaccount will be invested in a corresponding portfolio of the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), the AIM Variable Insurance Funds, Inc. or the MFS Variable Insurance Trust (the "Funds").

      The available portfolios of the Variable Annuity Portfolios include CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP Fund), and are available for investment under the Contract. The Fidelity VIP Growth, Fidelity VIP High Income, Fidelity VIP Equity Income and Fidelity VIP Overseas Portfolios of the Fidelity Variable Insurance Products Fund, the Fidelity VIP II Contrafund and Fidelity VIP II Index 500 Portfolios of the Fidelity Variable Insurance Products Fund II, the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund and AIM V.I. Growth and Income Fund of the AIM Variable Insurance Funds, Inc. and the MFS World Governments Series, the MFS Money Market Series, the MFS Bond Series, the MFS Total Return Series, the MFS Research Series and the MFS Emerging Growth Series of the MFS Variable Insurance Trust are also available for investment under the Contract. The accompanying prospectuses for the Funds describe the investment objectives of the available portfolios. The Contract Value prior to the Annuity Income Date, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolios in which the selected subaccounts are invested. You bear the entire investment risk on amounts allocated to the Separate Account.


      This Prospectus sets forth basic information about the Contract and the Separate Account that a prospective investor should know before investing. Additional information about the Contract and the Separate Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information has the same date as this Prospectus and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 39 of this prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling the Company at the address or phone number shown above.


PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR VARIABLE ANNUITY PORTFOLIOS, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, THE AIM VARIABLE INSURANCE FUNDS, INC. AND THE MFS VARIABLE INSURANCE TRUST.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTRACTS AND SHARES OF THE FUNDS ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED.

YOUR RIGHT TO LOOK TO A DELAWARE BANK OR TRUST COMPANY FOR PAYMENT ON ANY INSURANCE POLICY IS LIMITED BY LAW. INSURANCE POLICIES ISSUED BY THE SUBSIDIARIES OR DIVISIONS OF DELAWARE BANKS OR TRUST COMPANIES ARE NOT DIRECT LIABILITIES OF SUCH BANKS OR TRUST COMPANIES. ONLY THE ASSETS OF THE INSURANCE DIVISION OR SUBSIDIARY ISSUING A POLICY ARE APPLICABLE TO THE PAYMENT AND SATISFACTION OF SUCH POLICY OR CLAIMS MADE THEREUNDER.

INSURANCE POLICIES ISSUED BY A SUBSIDIARY OR DIVISION OF A DELAWARE BANK OR TRUST COMPANY ARE NOT BANK DEPOSITS AND ARE NOT FDIC INSURED.

                                   May 1, 1998

                                TABLE OF CONTENTS

DEFINITIONS

EXPENSE TABLES

SUMMARY


      The Contract
      Charges and Deductions
      Annuity Provisions
      Federal Taxes


CONDENSED FINANCIAL INFORMATION

THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

      Citicorp Life Insurance Company
      Citicorp Life Variable Annuity Separate Account
      The Funds
      Addition, Deletion or Substitution of Investments

DESCRIPTION OF THE CONTRACT

      Issuance of a Contract
      Purchase Payments
      Free-Look Period
      Allocation of Purchase Payments
      Variable Contract Value
      Transfer Privileges
      Surrenders and Partial Withdrawals
      Death Benefit Before the Annuity Income Date
      Annuity Payments on the Annuity Income Date
      Payments
      Modification
      Owner
      Reports to Owners
      Inquiries

THE FIXED ACCOUNT

      Fixed Account Value

CHARGES AND DEDUCTIONS

      Surrender Charge (Contingent Deferred Sales Charge)
      Annual Contract Fee
      Asset-Based Administration Charge
      Transfer Processing Fee
      Mortality and Expense Risk Charge
      Fund Expenses

      Premium Taxes
      Other Taxes

ANNUITY PAYMENT OPTIONS

      Election of Annuity Payment Options
      Fixed Annuity Payments
      Legal Developments Regarding Unisex Actuarial Tables
      Variable Annuity Payments
      Description of Annuity Payment Options

YIELDS AND TOTAL RETURNS

FEDERAL TAX MATTERS

      Introduction
      Tax Status of the Contract
      Taxation of Annuities
      Transfers, Assignments or Exchange of a Contract
      Withholding
      Multiple Contracts
      Taxation of Qualified Plans
      Possible Charge for the Company's Taxes
      Other Tax Consequences

DISTRIBUTION OF THE CONTRACTS

LEGAL PROCEEDINGS

VOTING PRIVILEGES

COMPANY HOLIDAYS

FINANCIAL STATEMENTS

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                   DEFINITIONS

Account                   Any of the subaccounts or the Fixed Account.

Accumulation Unit         A unit of measure used to calculate Variable Contract
                          Value. We use Accumulation Units to calculate the value of a subaccount before annuity payments.

Administrative Office     Our principal office at 800 Silver Lake Blvd., P.O.
                          Box 7031, Dover, DE 19903

Age                       Your age on your last birthday.

Annuitant                 The Annuitant is the person upon whose life annuity
                          benefits are based and to whom payments are made under this contract, commencing on the Annuity Income Date.
                          The Annuitant must be a natural person.

Annuity Income Date       The date on which annuity payments begin.

Annuity Unit              A unit of measure used to calculate variable annuity
                          payments.

Attained Age              Your age on the prior Contract Anniversary.

Beneficiary               The person who becomes the Owner of the Contract upon
                          any Owner's death prior to the Annuity Income Date and who receives the Death Benefit. The Contingent
                          Beneficiary is the person who will become the Beneficiary if the named Beneficiary is not living. An
                          Irrevocable Beneficiary is one whose consent is necessary to change Beneficiaries and exercise certain other rights under the Contract.

The Code                  The Internal Revenue Code of 1986, as amended.

Contract Anniversary      The same date each year after the Contract Date.

Contract Date             The Contract Date is the date the Contract becomes
                          effective.

Contract Owner            The person(s) who owns the Contract and who is
                          entitled to exercise all rights and privileges provided in the Contract.

Contract Value            The total amount invested under the Contract. It is
                          the sum of the Variable Contract Value and the value of the Contract in the Fixed Account.

Dollar Cost Averaging     A series of systematic monthly transfers from either
                          the Money Market Subaccount or the Fixed Account to the available subaccounts.

Fixed Account             An allocation option under our General Account. Under
                          the Fixed Account, we credit any portion of the initial purchase payment allocated to the Fixed
                          Account with the Initial Fixed Account Interest Rate shown in the Contract Schedule. We may declare different initial interest rates for each subsequent purchase payment or transfer to the Fixed Account.
                          After the initial one-year period, the interest rate earned will be the Current Fixed Account Interest
                          Rate. The Current Fixed Account Interest Rate is determined by us in our discretion and is guaranteed for one year.

General Account           Assets other than those allocated to the Separate
                          Account or any other separate account.

"In writing" and
"written request"         A written form satisfactory to us and received by us
                          at our Administrative Office. We have the right to require a signature guarantee from an institution qualified to give such a guarantee before acting on any written request.

Net Asset Value
per Share                 The share value of any portfolio as of any Valuation
                          Day reflecting investment performance and decreased by any expenses and fees assessed against the portfolio.

Net Investment Factor     An index used to measure the investment performance of
                          a subaccount from one Valuation Period to the next.

Non-Qualified Contract    A Contract that is not a "qualified contract."

Premium Taxes             Taxes charged by a state or municipality on purchase
                          payments. We deduct premium taxes from the Contract
                          Value either: (1) at the time the Contract is surrendered; (2) on the Annuity Income Date; or (3) at such other date as the taxes are assessed.


Qualified Contract        A Contract that is issued in connection with
                          retirement plans that qualify for special federal income tax treatment under Sections 403(b), 408 or 408A of the Code.


SEC                       U.S. Securities and Exchange Commission.

Subaccount                A subdivision of the Separate Account, the assets of
                          which are invested in a corresponding portfolio.

Surrender Value           The Contract Value less any applicable surrender
                          charges payable, premium taxes not previously deducted and the Annual Contract Fee for that year.

Valuation Day             For each subaccount, each day on which both we and the
                          New York Stock Exchange are open for business.

Valuation Period          The period that starts following the close of regular
                          trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Separate Account          Citicorp Life Variable Annuity Separate Account.
                          Assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account are separate from our other assets and are not chargeable with liabilities arising out of any other business we may conduct.

Variable Contract
Value                     The value of the Contract in the Separate Account.

"We", "Our", "Us"
and the "Company"         Citicorp Life Insurance Company.

"You" and "Your"          The Owner of the Contract. In the event of Joint
                          Ownership, you and your apply equally
                          to either Joint Owner unless the context clearly indicates otherwise.

                                 EXPENSE TABLES

      The following expense information assumes that the entire Contract Value is Variable Contract Value.

Owner Transaction Expenses

   Sales Charge Imposed on Purchase Payments                     None
   Maximum Surrender Charge (contingent
     deferred sales charge) as a percentage
     of the premium payment withdrawn                            7%
   Surrender Fee                                                 None*
   Transfer Processing Fee (imposed after the 18th               $25**
     transfer in any Contract Year)

Annual Contract Fee                                              $30***

Separate Account Annual Expenses
   (as a percentage of net assets)

   Mortality and Expense Risk Charge****                         0.84%
   Administration Charge                                         0.15%
            Total Separate Account Expenses                      0.99%

Annual Fund Expenses
   (as percentage of average net assets)

----------

   * We reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Charges and Deductions."

   ** We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Charges and Deductions."

   *** We will waive the Annual Contract Fee in its entirety if, at the time this charge would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial purchase payment, are paid.

   **** We reserve the right to assess a Mortality and Expense Risk Charge of not more than 1.25%.

                            CitiSelect VIP Folio 200

Management Fees                                                            0.75%
Other Expenses (after fee waivers and reimbursements)                      0.20%
            Total Annual Fund Expenses (after fee waivers
              and reimbursements)                                          0.95%


                            CitiSelect VIP Folio 300

Management Fees                                                            0.75%
Other Expenses (after fee waivers and reimbursements)                      0.20%
            Total Annual Fund Expenses (after fee waivers
              and reimbursements)                                          0.95%


                            CitiSelect VIP Folio 400

Management Fees                                                            0.75%
Other Expenses (after fee waivers and reimbursements)                      0.50%
            Total Annual Fund Expenses (after fee waivers
              and reimbursements)                                          1.25%


                            CitiSelect VIP Folio 500

Management Fees                                                            0.75%
Other Expenses (after fee waivers and reimbursements)                      0.50%
            Total Annual Fund Expenses (after fee waivers
              and reimbursements)                                          1.25%


                    CitiFunds Small Cap Growth VIP Portfolio
                  (formerly Landmark Small Cap Equity VIP Fund)

Management Fees                                                            0.75%
Other Expenses (after fee waivers and reimbursements)                      0.15%
            Total Annual Fund Expenses (after fee waivers
              and reimbursements)                                          0.90%


                          Fidelity VIP Growth Portfolio

Management Fees                                                            0.60%
Other Expenses                                                             0.09%
            Total Annual Fund Expenses                                     0.69%

                       Fidelity VIP High Income Portfolio


Management Fees                                                            0.59%
Other Expenses                                                             0.12%
         Total Annual Fund Expenses                                        0.71%


                      Fidelity VIP Equity Income Portfolio

Management Fees                                                            0.50%
Other Expenses                                                             0.08%
         Total Annual Fund Expenses                                        0.58%


                         Fidelity VIP Overseas Portfolio

Management Fees                                                            0.75%
Other Expenses                                                             0.17%
         Total Annual Fund Expenses                                        0.92%


                      Fidelity VIP II Contrafund Portfolio

Management Fees                                                            0.60%
Other Expenses                                                             0.11%
         Total Annual Fund Expenses                                        0.71%


                       Fidelity VIP II Index 500 Portfolio

Management Fees (after fee waivers and reimbursements)                     0.24%
Other Expenses (after fee waivers and reimbursements)                      0.04%
         Total Annual Fund Expenses (after fee waivers and
           reimbursements)                                                 0.28%


                       AIM V.I. Capital Appreciation Fund

Management Fees                                                            0.63%
Other Expenses                                                             0.05%
         Total Annual Fund Expenses                                        0.68%


                       AIM V.I. Government Securities Fund

Management Fees                                                            0.50%
Other Expenses                                                             0.37%
         Total Annual Fund Expenses                                        0.87%

                              AIM V.I. Growth Fund


Management Fees                                                            0.65%
Other Expenses                                                             0.08%
         Total Annual Fund Expenses                                        0.73%


                       AIM V.I. International Equity Fund

Management Fees                                                            0.75%
Other Expenses                                                             0.18%
         Total Annual Fund Expenses                                        0.93%


                               AIM V.I. Value Fund

Management Fees                                                            0.62%
Other Expenses                                                             0.08%
         Total Annual Fund Expenses                                        0.70%


                         AIM V.I. Growth and Income Fund

Management Fees                                                            0.63%
Other Expenses                                                             0.06%
         Total Annual Fund Expenses                                        0.69%


                          MFS World Governments Series

Management Fees                                                            0.75%
Other Expenses (after fee reduction)                                       0.25%
         Total Annual Fund Expenses (after fee reduction)                  1.00%


                             MFS Money Market Series

Management Fees                                                            0.50%
Other Expenses (after fee reduction)                                       0.10%
         Total Annual Fund Expenses (after fee reduction)                  0.60%


                                 MFS Bond Series

Management Fees                                                            0.60%
Other Expenses (after fee reduction)                                       0.40%
         Total Annual Fund Expenses (after fee reduction)                  1.00%

                             MFS Total Return Series


Management Fees                                                            0.75%
Other Expenses (after fee reduction)                                       0.25%
         Total Annual Fund Expenses (after fee reduction)                  1.00%


                               MFS Research Series

Management Fees                                                            0.75%
Other Expenses                                                             0.17%
         Total Annual Fund Expenses                                        0.92%


                           MFS Emerging Growth Series

Management Fees                                                            0.75%
Other Expenses                                                             0.15%
         Total Annual Fund Expenses                                        0.90%

      Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies.

      The above tables are intended to assist the Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect fiscal year 1997 expenses for the Separate Account and fiscal year 1997 expenses for the portfolios. Absent fee waivers and reimbursements, "Other Expenses" and "Total Annual Fund Expenses" for the CitiSelect VIP Portfolios and CitiFunds Small Cap VIP Portfolio were: CitiSelect VIP Folio 200 - 3.49% and 4.44%; CitiSelect VIP Folio 300 - 3.30% and 4.25%; CitiSelect VIP Folio 400 - 3.21% and 4.46%; CitiSelect VIP Folio 500 - 3.27% and 4.52% and CitiFunds Small Cap Growth VIP Portfolio - 4.60% and 5.50%, respectively. AIM Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998. MFS has agreed to bear, subject to reimbursement, expenses such that the "Other Expenses" of the MFS Bond Series, the MFS Money Market Series and all other Series do not exceed, on an annualized basis, 0.40%, 0.10% and 0.25% respectively of the average daily net assets. This offset arrangement does not, however, apply to the MFS Emerging Growth Series and MFS Research Series. Absent such fee waivers and reimbursements, "Other Expenses" and "Total Annual Fund Expenses" incurred for fiscal year 1997 were: MFS World Governments Series 0.40% and 1.15%; MFS Money Market Series 0.86% and 1.36%; MFS Bond Series 2.98% and 3.58%; MFS Total Return Series 0.27% and 1.02%, respectively. The Investment Advisor for the Fidelity VIP II Index 500 Portfolio voluntarily agreed to reimburse a portion of the funds operating expenses during the period. Absent this reimbursement, the "Management Fees," "Other Expenses" and "Total Annual Fund Expenses" incurred for fiscal year 1997 would have been 0.27%, 0.13% and 0.40%, respectively. There can be no assurance that the fee waivers and reimbursements reflected in the table will continue at their reflected levels. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for the Funds.

Examples

      An owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

      1. If the Contract is surrendered or annuitized under an annuity option not providing a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:


Subaccount                                  1 Year  3 Years   5 Years   10 Years
----------                                  ------  -------   -------   --------

CitiSelect VIP Folio 200                     $88      $121      $154      $264
CitiSelect VIP Folio 300                     $88      $121      $154      $264
CitiSelect VIP Folio 400                     $91      $130      $169      $295
CitiSelect VIP Folio 500                     $91      $130      $169      $295
CitiFunds Small Cap Growth VIP
  Portfolio (formerly Landmark
  Small Cap Equity VIP Fund)                 $88      $121      $154      $264
Fidelity VIP Growth Portfolio                $86      $113      $141      $236
Fidelity VIP High Income
  Portfolio                                  $86      $114      $142      $238
Fidelity VIP Equity Income
  Portfolio                                  $84      $110      $135      $224
Fidelity VIP Overseas Portfolio              $88      $120      $152      $261
Fidelity VIP II Contrafund
  Portfolio                                  $86      $114      $142      $238
Fidelity VIP II Index 500
  Portfolio                                  $82      $101      $120      $191
AIM V.I. Capital Appreciation Fund           $85      $113      $140      $235
AIM V.I. Government Securities
  Fund                                       $89      $122      $157      $269
AIM V.I. Growth Fund                         $85      $110      $136      $226
AIM V.I. International Equity
  Fund                                       $89      $122      $157      $269
AIM V.I. Value Fund                          $89      $122      $157      $269
AIM V.I. Growth and Income Fund              $88      $120      $152      $261
MFS World Governments Series                 $89      $122      $157      $269
MFS Money Market Series                      $85      $110      $136      $226
MFS Bond Series                              $89      $122      $157      $269
MFS Total Return Series                      $89      $122      $157      $269
MFS Research Series                          $88      $120      $152      $261
MFS Emerging Growth Series                   $88      $119      $151      $258

      2. If the Contract is annuitized under an annuity option providing either a life annuity or a life annuity with a period certain of at least five years at the end of the applicable time period:


Subaccount                                 1 Year   3 Years   5 Years   10 Years
----------                                 ------   -------   -------   --------

CitiSelect VIP Folio 200                     $23      $ 72      $123      $264
CitiSelect VIP Folio 300                     $23      $ 72      $123      $264
CitiSelect VIP Folio 400                     $26      $ 81      $139      $295
CitiSelect VIP Folio 500                     $26      $ 81      $139      $295
CitiSelect Small Cap Growth VIP
  Portfolio (formerly Landmark
  Small Cap Equity VIP Fund)                 $23      $ 72      $123      $264
Fidelity VIP Growth Portfolio                $21      $ 64      $110      $236
Fidelity VIP High Income
  Portfolio                                  $21      $ 64      $111      $238
Fidelity VIP Equity Income
  Portfolio                                  $20      $ 60      $104      $224
Fidelity VIP Overseas Portfolio              $23      $ 71      $122      $261
Fidelity VIP II Contrafund
  Portfolio                                  $21      $ 64      $111      $238
Fidelity VIP II Index 500
  Portfolio                                  $16      $ 51      $ 88      $191
AIM V.I. Capital Appreciation Fund           $21      $ 64      $109      $235
AIM V.I. Government Securities
  Fund                                       $24      $ 74      $126      $269
AIM V.I. Growth Fund                         $20      $ 61      $105      $226
AIM V.I. International Equity
  Fund                                       $24      $ 74      $126      $269
AIM V.I. Value Fund                          $24      $ 74      $126      $269
AIM V.I. Growth and Income Fund              $23      $ 71      $122      $261
MFS World Governments Series                 $24      $ 74      $126      $269
MFS Money Market Series                      $20      $ 61      $105      $226
MFS Bond Series                              $24      $ 74      $126      $269
MFS Total Return Series                      $24      $ 74      $126      $269
MFS Research Series                          $23      $ 71      $122      $261
MFS Emerging Growth Series                   $23      $ 70      $121      $258

      3. If the Contract is not surrendered or annuitized at the end of the applicable time period:


Subaccount                                 1 Year   3 Years   5 Years   10 Years
----------                                 ------   -------   -------   --------

CitiSelect VIP Folio 200                     $23      $ 72      $123      $264
CitiSelect VIP Folio 300                     $23      $ 72      $123      $264
CitiSelect VIP Folio 400                     $26      $ 81      $139      $295
CitiSelect VIP Folio 500                     $26      $ 81      $139      $295
CitiFunds Small Cap Growth VIP
  Portfolio (formerly Landmark
  Small Cap Equity VIP Fund)                 $23      $ 72      $123      $264
Fidelity VIP Growth Portfolio                $21      $ 64      $110      $236
Fidelity VIP High Income
  Portfolio                                  $21      $ 64      $111      $238
Fidelity VIP Equity Income
  Portfolio                                  $20      $ 60      $104      $224
Fidelity VIP Overseas Portfolio              $23      $ 71      $122      $261
Fidelity VIP II Contrafund
  Portfolio                                  $21      $ 64      $111      $238
Fidelity VIP II Index 500
  Portfolio                                  $16      $ 51      $ 88      $191
AIM V.I. Capital Appreciation Fund           $21      $ 64      $109      $235
AIM V.I. Government Securities
  Fund                                       $24      $ 74      $126      $269
AIM V.I. Growth Fund                         $20      $ 61      $105      $226
AIM V.I. International Equity
  Fund                                       $24      $ 74      $126      $269
AIM V.I. Value Fund                          $24      $ 74      $126      $269
AIM V.I. Growth and Income Fund              $23      $ 71      $122      $261
MFS World Governments Series                 $24      $ 74      $126      $269
MFS Money Market Series                      $20      $ 61      $105      $226
MFS Bond Series                              $24      $ 74      $126      $269
MFS Total Return Series                      $24      $ 74      $126      $269
MFS Research Series                          $23      $ 71      $122      $261
MFS Emerging Growth Series                   $23      $ 70      $121      $258


      The examples provided above assume that no transfer charges or premium taxes have been assessed. The examples also assume that the Annual Contract Fee is $30 and that the average Contract Value is $10,000, which translates the Annual Contract Fee into an assumed .30% charge for the purposes of the examples based on a $1,000 investment.

      The examples should not be considered a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

                                     SUMMARY

      UNLIKE BANK ACCOUNTS, CONTRACT VALUE IS NOT INSURED. INVESTMENT OF CONTRACT VALUE INVOLVES CERTAIN RISKS INCLUDING LOSS OF PURCHASE PAYMENTS (PRINCIPAL). CONTRACT VALUE IS NOT DEPOSITED IN OR GUARANTEED BY ANY BANK AND IS NOT GUARANTEED BY ANY GOVERNMENT AGENCY.

The Contract

      Issuance of a Contract. Contracts may be issued in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. The maximum age for Owners on the Contract date is 90. (See "Issuance of a Contract.")

      Free-Look Period. You have the right to return the Contract within 10 days (or longer in certain states) after you receive it. We will consider the Contract received five days after it is mailed to your last known address. The returned Contract will become void. We will return to you an amount equal to the Contract Value on the date the Contract is received at our administrative office or, if required in the jurisdiction where the Contract is purchased, by the sales representative who sold it, plus any premium taxes deducted. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. Where required, we will instead return the greater of the Contract Value or purchase payment(s) (See "Free-Look Period.")

      Purchase Payments. The minimum amount we will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. Subsequent purchase payments may be paid under the Contract at any time before the Annuity Income Date; however, we reserve the right not to accept payments of less than $500 for Non-Qualified Contracts and less than $100 for Qualified Contracts. Our approval is required for payments that exceed $1,000,000 per Contract Year. (See "Purchase Payments.")

      Allocation of Purchase Payments. Purchase payments under a Contract will be allocated, as designated by you, to one or more of the subaccounts of the Separate Account or to the Fixed Account or to both. In states where we must refund purchase payments in the event you exercise the free-look right, any portion of the initial net purchase payment to be allocated to a subaccount will be allocated to the subaccount investing in the MFS Money Market Series (the "Money Market Subaccount") during the "free-look" period. At the end of that period, the value in the Money Market Subaccount will be allocated to the subaccounts as selected by you. The assets of each subaccount will be invested solely in a corresponding portfolio. The Contract Value, except for amounts in the Fixed Account, will vary according to the investment performance of the portfolio(s) in which the selected subaccount(s) is invested. Interest will be credited to amounts in the Fixed Account at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by us. (See "Allocation of Purchase Payments.") The Fixed Account may not be available in all states.

      Transfers. On or before the Annuity Income Date, you may transfer all or part of the value in a subaccount or the Fixed Account to another subaccount or the Fixed Account.

      We reserve the right to defer transfers from the Fixed Account for up to 6 months following the date of request.

      Currently, a $25 fee is assessed on the 19th and each subsequent transfer during a Contract Year. We reserve the right, however, to charge this fee for the 13th and each subsequent transfer during a Contract Year. (See "Transfer Privilege.")

      Partial Withdrawal. Before the Annuity Income Date, you may, by written notice, withdraw part of the surrender value subject to certain limitations. Any withdrawal request must be in writing and must specify from which Account(s) the withdrawal will be made. (See "Partial Withdrawals.")

      Surrender. Upon written notice before the Annuity Income Date, you may surrender the Contract and receive its surrender value. (See "Surrender.")

Charges and Deductions

      The following charges and deductions are assessed under the Contract:

      Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are made. However, a surrender charge may be deducted from amounts surrendered or withdrawn. A surrender charge also may be deducted from amounts applied to annuity payment options not providing a life annuity or a life annuity with a period certain of at least five years. Surrender charges are not deducted upon payment of a death benefit.

      The surrender charge imposed on partial withdrawals, surrenders and upon application of proceeds to certain annuity options equals a specified percentage of the purchase payments withdrawn or applied. The surrender charge is calculated by multiplying the applicable specified percentages by the purchase payments withdrawn. For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of purchase payments withdrawn or surrendered. For each purchase payment, the surrender charge decreases each full year that has elapsed since the payment was made. Surrenders and withdrawals are considered to come first from earnings and then from the oldest purchase payment, then the next oldest payment, and so forth. No surrender charge is assessed upon the withdrawal or surrender of earnings or purchase payments made more than 5 years prior to the withdrawal or surrender. (See "Charges for Surrender or Partial Withdrawals.")

      During each Contract Year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a Surrender Charge.

      The surrender charge also may be waived in certain circumstances as provided in the Contract. (See "Waiver of Surrender Charge.")

      We reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year.

      Annual Contract Fee. On the last day of each Contract Year prior to the Annuity Income Date, or the surrender of the Contract, if earlier, we will deduct an Annual Contract Fee of $30 from the Contract Value. A pro-rated portion of the fee is deducted from all active Accounts. (See "Annual Contract Fee.")

      The Annual Contract Fee will be waived in its entirety if, at the time of deduction, the Contract Value is $25,000 or more. In addition, the Annual Contract Fee will be waived in its entirety for any Contract Year in which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are paid.

      Mortality and Expense Risk Charge. We deduct a daily mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is deducted from the assets of the Separate Account at an annual rate of 0.84% (approximately 0.34% for mortality risk and 0.50% for expense risks). We reserve the right to change this charge in the future but guarantee it will not exceed 1.25% per annum. (See "Mortality and Expense Risk Charge.")

      Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contract and the Separate Account. The charge is deducted from the assets of the Separate Account at an annual rate of 0.15%. We reserve the right to change this charge in the future but guarantee it will not exceed 0.15% per annum. (See "Asset-Based Administration Charge".) We do not expect to make a profit from this charge.

      Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted from the Contract Value. Premium taxes will be deducted from the Contract Value either: (1) at the time the Contract is surrendered; (2) on the Annuity Income Date; or (3) at such other date as the taxes are assessed.

Annuity Provisions


      The Annuity Income Date may be elected by you at the time of application or anytime thereafter. The Annuity Income Date may not be after the later of:
(1) the first day of the month following the Annuitant's 85th birthday; or (2) ten years after the Contract Date. If no Annuity Income Date is elected, it will be the first day of the calendar month following the Annuitant's 65th birthday or ten years after the Contract Date, if later. Qualified Contracts may require an earlier Annuity Income Date. (See "Federal Tax Matters.")


      On the Annuity Income Date, the Contract Value (adjusted as described below) will be applied to an Annuity Income Option, unless you choose to receive the surrender value in a lump sum. The Contract Value is adjusted by deducting applicable premium taxes not yet deducted, and for annuity options other than a life annuity or a life annuity with a period certain of at least five years, less any applicable surrender charge. (See "Annuity Payment Options.")


Federal Taxes

      Generally, a distribution (including a surrender, partial withdrawal or death benefit payment) may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal income status of variable annuity contracts, see "Federal Tax Matters."

                         CONDENSED FINANCIAL INFORMATION


      The following tables set forth certain information pertaining to the net assets of the Separate Account, as represented by the accumulation unit values and number of accumulation units for the period from the commencement of business through December 31, 1997. This condensed financial information is derived from the financial statements of the Separate Account and should be read in conjunction with the financial statements, related notes and other financial information contained in the Statement of Additional Information.


                                           Accumulation Unit Value
                             ---------------------------------------------------
        Subaccount           Commencement  Year Ending  Year Ending  Year Ending
                                 Date*     (12/31/95)    (12/31/96)  (12/31/97)
--------------------------------------------------------------------------------
CitiSelect VIP Folio 200         1.00          --            --         1.06
CitiSelect VIP Folio 300         1.00          --            --         1.07
CitiSelect VIP Folio 400         1.00          --            --         1.08
CitiSelect VIP Folio 500         1.00          --            --         1.09
CitiFunds Small Cap Growth VIP
   Portfolio (formerly Landmark
   Small Cap Equity VIP Fund)    1.00          --            --         1.11
Fidelity VIP Growth Portfolio    1.00        1.31          1.48         1.80
Fidelity VIP High Income
   Portfolio                     1.00          --            --         1.14
Fidelity VIP Equity Income
   Portfolio                     1.00          --            --         1.22
Fidelity VIP Overseas
   Portfolio                     1.00          --            --         1.09
Fidelity VIP II Contrafund
   Portfolio                     1.00          --            --         1.21
Fidelity VIP II Index 500
   Portfolio                     1.00          --            --         1.24
AIM V.I. Capital Appreciation
   Fund                          1.00        1.00          1.49         1.67
AIM V.I. Government Securities
   Fund                          1.00          --            --         1.06
AIM V.I. Growth Fund             1.00          --            --         1.21
AIM V.I. International Equity
   Fund                          1.00          --            --         1.05
AIM V.I. Value Fund              1.00          --            --         1.19
AIM V.I. Growth and Income
    Fund                         1.00          --            --         1.18
MFS World Governments Series     1.00        1.00          1.12         1.10
MFS Money Market Series          1.00        1.00          1.06         1.09
MFS Bond Series                  1.00          --            --         1.08
MFS Total Return Series          1.00          --            --         1.16
MFS Research Series              1.00          --            --         1.15
MFS Emerging Growth Series       1.00          --            --         1.17

                                        Number of Accumulation Units Outstanding
                                        ----------------------------------------
                                         Year Ending   Year Ending   Year Ending
        Subaccount                        (12/31/95)    (12/31/96)   (12/31/97)
-------------------------------------------------------------------------------
CitiSelect VIP Folio 200                       --           --        2,283,189
CitiSelect VIP Folio 300                       --           --        3,338,546
CitiSelect VIP Folio 400                       --           --        2,863,311
CitiSelect VIP Folio 500                       --           --        1,046,036
CitiFunds Small Cap Growth VIP
   Portfolio (formerly Landmark
   Small Cap Equity VIP Fund)                  --           --          150,143
Fidelity VIP Growth Portfolio               4,565       98,550          725,424
Fidelity VIP High Income Portfolio             --           --          819,371
Fidelity VIP Equity Income Portfolio           --           --        2,265,460
Fidelity VIP Overseas Portfolio                --           --        1,070,184
Fidelity VIP II Contrafund Portfolio           --           --        1,585,128
Fidelity VIP II Index 500 Portfolio            --           --        2,215,225
AIM V.I. Capital Appreciation Fund              0       77,611        1,293,126
AIM V.I. Government Securities Fund            --           --          573,525
AIM V.I. Growth Fund                           --           --          315,240
AIM V.I. International Equity Fund             --           --        2,357,251
AIM V.I. Value Fund                            --           --        2,102,285
AIM V.I. Growth and Income Fund                --           --          827,506
MFS World Governments Series                    0       65,848          303,642
MFS Money Market Series                         0       47,376        3,362,150
MFS Bond Series                                --           --          861,145
MFS Total Return Series                        --           --        1,592,342
MFS Research Series                            --           --        2,569,829
MFS Emerging Growth Series                     --           --        2,322,481

* The Fidelity VIP Growth Portfolio, AIM V.I. Capital Appreciation Fund, MFS World Governments Series and MFS Money Market Series subaccounts commenced operations on February 21, 1995. All other subaccounts commenced operations on February 3, 1997.

                 THE COMPANY, THE SEPARATE ACCOUNT AND THE FUNDS

Citicorp Life Insurance Company

      Citicorp Life Insurance Company (formerly Family Guardian Life Insurance Company) is a stock life insurance company organized under the laws of the State of Arizona in 1971. Citicorp Life Insurance Company is a wholly owned subsidiary of Citibank Delaware which is a wholly owned subsidiary of Citicorp Holdings Inc., which in turn, is a wholly owned subsidiary of Citicorp, one of the world's largest bank holding companies. Citicorp Life and its former parent corporation, Citicorp Mortgage, Inc., a Delaware holding company, were both acquired by Citicorp in 1973. During 1990, the ownership of Citicorp Life was transferred to Citibank Delaware.

      Pursuant to the 1973 approval by the Board of Governors of the Federal Reserve System (FRB), Citicorp Life initially limited its activities to the reinsurance of credit life and disability insurance sold in connection with extensions of credit by Citicorp. Additional Federal approvals were received in 1976 and 1980, authorizing Citicorp Life to underwrite group and individual term life and disability insurance directly related to extensions of credit by the domestic Citicorp holding company system. Subsequent Delaware and Federal law changes in 1989 and 1991, respectively, now enable Citicorp Life to underwrite and issue insurance coverages and annuities which are independent of any extension of credit.


      As of December 31, 1997, Citicorp Life Insurance Company had statutory assets of $590,449,772. Citicorp Life Insurance Company's financial statements can be found in the Statement of Additional Information and should only be considered in the context of its ability to meet any obligations it may have under the Contract.

      Like all financial services providers, Citicorp Life utilizes computer systems that may be affected by Year 2000 transition issues, and relies on service providers, including the Funds, that also may be affected. We have developed, and are in the process of implementing, a Year 2000 transition plan. In addition, we are in the process of confirming that the Funds and other service providers are also engaged in similar transition plans. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on our operations. However, as of the date of this Prospectus, it is not anticipated that you will experience negative effects on your investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. We currently anticipate that our systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that we will be successful, or that the interaction with other service providers will not impair services at that time.


Citicorp Life Variable Annuity Separate Account

      The Separate Account was established by us as a separate account on July 6, 1994. The Separate Account will receive and invest purchase payments made under the Contracts. In addition, the Separate Account may receive and invest purchase payments for other variable annuity contracts we may issue in the future.

      Although the assets in the Separate Account are our property, the assets in the Separate Account attributable to the Contracts are not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that the Separate Account's assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. We have the right to transfer to the General Account any assets of the Separate Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

      The Separate Account currently is divided into twenty-three (23) subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single corresponding portfolio. The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

      The Separate Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. The Separate Account is also subject to the laws of the State of Arizona which regulate the operations of insurance companies domiciled in Arizona.

The Funds

      The Separate Account invests in shares of the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the AIM Variable Insurance Funds, Inc. and the MFS Variable Insurance Trust. The Funds are management investment companies of the series type with one or more investment portfolios. Each Fund is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Company or the portfolios by the SEC.

      The Funds may, in the future, create additional portfolios that may or may not be available as investment options under the Contracts. Each portfolio has its own investment objectives and the income and losses for each portfolio are determined separately for that portfolio.


      The investment objectives and policies of each portfolio are summarized below. There is no assurance that any portfolio will achieve its stated objectives. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Funds which must accompany or precede this prospectus and which should be read carefully and retained for future reference.


      Variable Annuity Portfolios. The Variable Annuity Portfolios currently include five funds, all of which are available as investment options under the Contracts. The Variable Annuity Portfolios include CitiSelect VIP Folio 200, CitiSelect VIP Folio

300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500 and CitiFunds Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP Fund). Each CitiSelect VIP Folio is a total return fund that allocates its investments among three primary classes of assets - equity, fixed income and money market securities. Each portfolio's asset mix is designed to offer a different level of potential return within a corresponding level of risk.

            CitiSelect VIP Folio 200. This portfolio seeks as high a total return over time as is consistent with a primary emphasis on a combination of fixed income and money market securities and a secondary emphasis on equity securities. Under normal circumstances, 25%-45% of the portfolio's assets will be invested in equity securities, 35%-55% of the portfolio's assets will be invested in fixed income securities, and 10%-30% of the portfolio's assets will be invested in money market securities.

            CitiSelect VIP Folio 300. This portfolio seeks as high a total return over time as is consistent with a balanced emphasis equity and fixed income securities. Under normal circumstances, 40%-60% of the portfolio's assets will be invested in equity securities, 35%-55% of the portfolio's assets will be invested in fixed income securities, and 1%-10% of the portfolio's assets will be invested in money market securities.

            CitiSelect VIP Folio 400. This portfolio seeks as high a total return over time as is consistent with a primary emphasis on equity securities and a secondary emphasis on fixed income securities. Under normal circumstances, 55%-85% of the portfolio's assets will be invested in equity securities, 15%-35% of the portfolio's assets will be invested in fixed income securities, and 1%-10% of the portfolio's assets will be invested in money market securities.

            CitiSelect VIP Folio 500. This portfolio seeks as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income. Under normal circumstances, 70%-95% of the portfolio's assets will be invested in equity securities, 5%-20% of the portfolio's assets will be invested in fixed income securities, and 1%-10% of the portfolio's assets will be invested in money market securities.

      CitiFunds Small Cap Growth VIP Portfolio (formerly Landmark Small Cap Equity VIP Fund). This fund seeks long-term capital growth by investing in a diversified portfolio of equity securities of U.S. companies with market capitalizations below the top 1,000 stocks of the equity market. Under normal circumstances, at least 65% of the fund's total assets will be invested in such companies. Dividend income, if any, is incidental to this investment objective.

      Citibank, N.A. serves as Investment Manager to these portfolios and manages their assets in accordance with general policies and guidelines established by the Trustees of the Variable Annuity Portfolios.

      With respect to the CitiSelect Portfolios, Citibank, N.A. expects that, in general, each Fund's assets will be allocated among the equity, fixed income and money market class as provided above. However, cash flows of a Fund or changes in market valuations could produce different results. Citibank, N.A. will review each Fund's asset allocation quarterly and expects, in general, to rebalance the Fund's investments, if necessary, at that time. Rebalancing may be accomplished over a period of time and may be limited by tax and regulatory requirements.

      Fidelity Variable Insurance Products Fund. The Fidelity Variable Insurance Products Fund currently has five portfolios, four of which, the Growth Portfolio, the High Income Portfolio, the Equity Income Portfolio, and the Overseas Portfolio are available as investment options under the Contracts.

            Growth Portfolio. This portfolio seeks to achieve capital appreciation. The portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

            High Income Portfolio*. This portfolio seeks to achieve high current income by investing, under normal circumstances, at least 65% of its assets in income producing debt securities, preferred stocks and convertible securities. The High Income Portfolio typically invests in longer term, lower quality fixed income securities but may invest in common stocks, other equity securities and debt securities not currently paying interest but which are expected to do so in the future. In choosing investments, the High Income Portfolio also considers growth of capital.

            Equity Income Portfolio. This portfolio seeks reasonable income by investing, under normal circumstances, at least 65% of its assets in income producing equity securities. The remainder of the Equity Income Portfolio's assets will tend to be invested in debt obligations, many of which are expected to be convertible into common stock. In choosing investments, the portfolio also considers the potential for capital appreciation.

            Overseas Portfolio. This portfolio seeks long term growth of capital by investing, under normal circumstances, at least 65% of its assets in securities of issuers from at least three different countries, whose principal activities are outside of North America (the U.S., Canada, Mexico and Central America). The majority of the portfolio's assets will be invested in equity securities. However, the portfolio may also invest in debt securities of any quality.

      Fidelity Management & Research Company serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the Fidelity Variable Insurance Products Fund.

      Fidelity Variable Insurance Products Fund II. The Fidelity Variable Insurance Products Fund II currently has five portfolios, two of which, the Contrafund Portfolio and the Index 500 Portfolio are available as investment options under the Contracts.

            Contrafund Portfolio. Under normal circumstances, this portfolio seeks capital appreciation by investing mainly in common stocks and securities convertible into common stock believed to be undervalued by an overly pessimistic public appraisal but has the flexibility to invest in any type of security that may produce capital appreciation. The portfolio's investment strategy may lead to investment in small and mid-sized companies.

            Index 500 Portfolio. This portfolio seeks to match the total return of the S&P 500 by investing, under normal circumstances, at least 80% of its assets (65% if portfolio assets are below $20 million) in equity securities of companies that compose the S&P 500, while keeping expenses low.

      Fidelity Management & Research Company serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the Fidelity Variable Insurance Products Fund II.

      AIM Variable Insurance Funds, Inc. AIM Variable Insurance Funds, Inc. currently has nine portfolios, six of which, the AIM V.I. Capital Appreciation Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Value Fund and the AIM V.I. Growth and Income Fund are available as investment options under the Contracts.

            AIM V.I. Capital Appreciation Fund. This portfolio seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

            AIM V.I. Government Securities Fund. This portfolio seeks to achieve a high level of current income consistent with reasonable concern for safety of principal by investing in debt securities issued, guaranteed or otherwise backed by the United States Government.

            AIM V.I. Growth Fund. This portfolio seeks growth of capital principally through investment in common stocks of seasoned and bettered capitalized companies considered by AIM Advisors, Inc. ("AIM") to have strong earnings momentum

            AIM V.I. International Equity Fund. This portfolio seeks to provide long-term growth of capital by investing in a diversified portfolio of international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

            AIM V.I. Value Fund. This portfolio seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market value of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

            AIM V.I. Growth and Income Fund. This portfolio seeks growth of capital, with current income as a secondary objective. The fund seeks to achieve its objective by generally investing at least 65% of its net assets in stocks of companies believed by AIM to have the potential for above average growth in revenues and earnings.

      AIM serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the AIM V.I. Capital Appreciation Fund.

      MFS Variable Insurance Trust. MFS Variable Insurance Trust currently has twelve portfolios, six of which, the MFS World Governments Series, the MFS Money Market Series, the MFS Bond Series, the MFS Total Return Series, the MFS Research Series and the MFS Emerging Growth Series are available as investment options under the Contracts.

            MFS World Governments Series. This portfolio seeks preservation and growth of capital, together with moderate current income. Objectives are achieved through an internationally diversified portfolio consisting primarily of debt securities (normally at least 80%) and to a lesser extent equity securities.

            MFS Money Market Series. This portfolio seeks as high a level of current income as is considered consistent with the preservation of capital and liquidity. Objectives are achieved by investing primarily (normally at least 80%) in U.S. Government Securities, obligations of banks, commercial paper and short-term corporate obligations. An investment in the Money Market Series is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the portfolio will be able to maintain a stable net asset value of $1 per share.

            MFS Bond Series*. This portfolio seeks primarily to provide as high a level of current income as is believed consistent with prudent investment risk and secondarily to protect capital. Under normal conditions, at least 65% of the portfolio's total assets will be invested in convertible and non-convertible debt securities and preferred stocks, U.S. Government securities, commercial paper, repurchase agreements and cash or cash equivalents (such as certificates of deposit and banker's acceptances).

            MFS Total Return Series*. This portfolio's primary investment objective is to provide above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily, to provide a reasonable opportunity for growth of capital and income. Under normal market conditions, at least 25% of the portfolio's assets will be invested in fixed income securities and at least 40% and no more than 75% of its assets will be invested in equity securities.

            MFS Research Series*. This portfolio seeks to provide long term growth of capital and future income by investing a substantial portion of its total assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long term growth. A smaller proportion of the MFS Research Series' assets may be invested in bonds, short term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth.

            MFS Emerging Growth Series. This portfolio seeks primarily to provide long term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the primary investment objective of long term growth of capital. Under normal circumstances, at least 80% of the portfolio's total assets will be invested in common stocks of companies that Massachusetts Financial Services Company ("MFS") believes are early in their life cycle but which have the potential to become major enterprises.

      MFS serves as investment adviser to these portfolios and manages their assets in accordance with general policies and guidelines established by the trustees of the MFS Variable Insurance Trust.

      Certain of the unaffiliated investment advisers reimburse Citicorp Life for administrative costs incurred in connection with administering the funds as variable funding options. These reimbursements are paid out of the advisers' investment advisory fees as a percentage of assets under management.

--------
* The portfolios' investment strategy may provide the opportunity for higher than average yields by investing in securities with higher than average risk, such as lower and unrated debt and comparable equity instruments. Please consult each portfolio's Fund prospectus accompanying this Prospectus for more information about the risk associated with such investments.

Addition, Deletion or Substitution of Investments

      We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account or that the Separate Account may purchase. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares, if any, of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

      We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.

      In the event of any such substitution or change, we may (by appropriate endorsement, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.


                           DESCRIPTION OF THE CONTRACT

Issuance of a Contract

      In order to purchase a Contract, application must be made to us through our licensed representative who is also a registered representative of Citicorp Investment Services, Inc., a registered broker-dealer which has a selling agreement with CFBDS, Inc. or another registered representative. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. The maximum age for Owners on the Contract Date is 90.

Purchase Payments

      The minimum amount that we will accept as an initial purchase payment is $5,000 for Non-Qualified Contracts, $2,000 for Qualified Contracts. Subsequent purchase payments may be paid at any time during the Annuitant's lifetime and before the Annuity Income Date.

      We reserve the right not to accept purchase payments in excess of $1 million per Contract Year. We also reserve the right not to accept payments of less than $500 for Non-Qualified Contracts or less than $100 for Qualified Contracts.

      Under our automatic purchase payment plan, you can select a monthly payment schedule pursuant to which purchase payment payments will be automatically deducted from a bank account or other source. We reserve the right not to accept such monthly payments if less than $500 for Non-Qualified Contracts or less than $100 for Qualified Contracts.

Free-Look Period

      The Contract provides for an initial "free-look" period. You have the right to return the Contract within 10 days of receiving it. In some jurisdictions, this period may be longer than 10 days. When we receive the returned Contract at our administrative office or, if required in the jurisdiction where the Contract is purchased, when the sales representative who sold the Contract receives it before the end of this period, we will cancel the Contract and refund to you an amount equal to the Contract Value as of the date the returned Contract is received plus any premium taxes deducted. In some jurisdictions, we may be required to return the Contract Value plus any fees and charges deducted. These amounts may be more or less than the aggregate amount of purchase payments made up to that time. In other jurisdictions, we instead return the greater of the Contract Value plus any premium tax deducted or aggregate purchase payment(s) less any prior withdrawals. In those cases, we will allocate initial purchase payments to the Money Market Subaccount for the free-look period following the Contract Date. The free-look period begins on the date following your receipt of the Contract. We will consider the Contract received five days after it is mailed to your last known address.

Allocation of Purchase Payments

      At the time of application, you select the allocation of the initial net purchase payment among the subaccounts and the Fixed Account. Any allocation must be for at least $100 and be a whole percentage of a purchase payment.

      If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial purchase payment will be allocated, as designated by you, to one or more of the subaccounts or to the Fixed Account within two valuation days of receipt of such purchase payment by us at our administrative office. If the application is not properly completed, we reserve the right to retain the purchase payment for up to five valuation days while we attempt to complete the application. If the application is not complete at the end of the 5-day period, we will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to our retaining the purchase payment until the application is complete. Once the application is complete, the initial purchase payment will be allocated as designated by you within two valuation days.

      Notwithstanding the foregoing, in jurisdictions where we must refund the greater of aggregate purchase payments or Contract Value in the event you exercise the free-look right, any portion of the initial purchase payment to be allocated to a subaccount will be allocated to the Money Market Subaccount for the free-look period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the subaccounts as designated by you based on the proportion that the allocation percentage for each such subaccount bears to the sum of the allocation percentages set forth in the purchase payment allocation schedule then in effect.

      Any subsequent purchase payments will be allocated as of the end of the valuation period in which the subsequent purchase payment is received by us and will be allocated in accordance with the purchase payment allocation schedule in effect at the time the purchase payment is received. However, you may direct individual payments to a specific subaccount or to the Fixed Account (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by you at any time by written notice. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the subaccounts or the Fixed Account.

      The Contract Values allocated to a subaccount will vary with that subaccount's investment experience, and you bear the entire investment risk. You should periodically review your purchase payment allocation schedule in light of market conditions and your overall financial objectives.

Variable Contract Value

      The Variable Contract Value will reflect the investment experience of the selected subaccounts, any purchase payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

      Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each valuation period prior to the Annuity Income Date. The value will be the aggregate of the values attributable to the Contract in each of the subaccounts, determined for each subaccount by multiplying that subaccount's accumulation unit value for the relevant valuation period by the number of accumulation units of that subaccount allocated to the Contract.

      Determination of Number of Accumulation Units. Prior to the Annuity Income Date, any amounts allocated or transferred to the subaccounts will be converted into subaccount accumulation units. The number of accumulation units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a subaccount by the accumulation unit value for that subaccount at the end of the valuation period during which the amount is allocated or transferred. The number of accumulation units in any subaccount will be increased at the end of the valuation period by any purchase payments allocated to the subaccount during the current valuation period and by any amounts transferred to the subaccount from another subaccount or from the Fixed Account during the current valuation period.

      Any amounts transferred, surrendered or deducted from a subaccount will be processed by cancelling or liquidating accumulation units. The number of accumulation units to be cancelled is determined by dividing the dollar amount being removed from a subaccount by the accumulation unit value for that subaccount at the end of the valuation period during which the amount was removed. The number of accumulation units in any subaccount will be decreased at the end of the valuation period by: (a) any amounts transferred (and any applicable transfer fee) from that subaccount to another subaccount or to the Fixed Account; (b) any amounts withdrawn or surrendered during that valuation period; (c) any surrender charge, Annual Contract Fee or premium tax assessed upon a partial withdrawal or surrender; and (d) the Annual Contract Fee, if assessed during that valuation period.

      Determination of Accumulation Unit Value. The accumulation unit value for each subaccount's first Valuation Period was set at $1.00. The accumulation unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying that subaccount's accumulation unit value on the preceding Valuation Day by the net investment factor for that sub-account for the Valuation Period then ended.

      The net investment factor for each subaccount for any Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

      (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting from the investment operations of the subaccount;

      (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

      (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

Transfer Privileges

      General. Before the Annuity Income Date you may transfer all or part of the amount in a subaccount or the Fixed Account to another subaccount or the Fixed Account.

      We reserve the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

      If the value remaining in any Account after a transfer is less than $100, we have the right to transfer the entire amount instead of the requested amount. In the absence of any other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

      Subject to the foregoing, there currently is no limit on the number of transfers that can be made among or between subaccounts or to or from the Fixed Account.

      Transfers may be made based upon instructions given by written request or by telephone. We will only honor telephone transfer requests if we have a currently valid telephone transfer authorization form on file signed by you. A telephone transfer authorization form received by us at our administrative office is valid until it is rescinded or revoked in writing by you or until a subsequently dated form signed by you is received at our administrative office. You may provide a telephone transfer authorization with the application or pursuant to a written request after the Contract Date.

      We employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for such losses if we do not follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and social security number code for each telephone transfer.

      We reserve the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

      Transfer Fee. Currently, a $25 fee is assessed on the 19th and each subsequent transfer during a Contract Year. We reserve the right, however, to charge $25 for the 13th and each subsequent transfer during a Contract Year. (See "Charges and Deductions".)

      Dollar-Cost Averaging. If elected at the time of the application and at any time thereafter by written request, you may systematically or automatically transfer (on a monthly basis) specified dollar amounts from the Money Market Subaccount or the Fixed Account, but not from both Accounts at the same time, to other subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more accumulation units of a subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases of units had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of accumulation units is high. It does not assure a profit or protect against a loss in declining markets.

      The minimum transfer amount to a subaccount for dollar-cost averaging is $100 per month (or the equivalent). Each transfer from the Money Market Subaccount must be equal to or less than 1/6 of the Money Market Subaccount value at the time the automatic transfers begin. The maximum per transfer amount for transfer from the Fixed Account is also 1/6 of the Fixed Account value at the time the automatic transfers begin. Once elected, dollar-cost averaging remains in effect for a Contract until the Contract Value in the Money Market Subaccount or the Fixed Account is inadequate to execute the requested transfers or until you cancel the election by providing us with at least 6 days prior written notice. You may exercise your right to cancel the election at any time. There is no additional charge for using dollar-cost averaging. However, automatic transfers will be treated as any other transfer in determining the number of transfers in any Contract Year. We reserve the right to discontinue offering the dollar-cost averaging facility at any time and for any reason.


Surrenders and Partial Withdrawals

      Surrender. At any time before the Annuity Income Date, you may surrender the Contract for its surrender value. The surrender value will be determined as of the end of the Valuation Period during which written notice requesting surrender is received at our administrative office. The surrender value will be paid in a lump sum. A surrender may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

      Partial Withdrawals. At any time before the Annuity Income Date, you may make partial withdrawals of the surrender value. Partial withdrawal requests must be in writing and specify from which Account(s) the withdrawal is to be made. The amount withdrawn must equal at least $500 except for systematic withdrawals. When a withdrawal is made, you will receive the amount requested to be withdrawn less any applicable surrender charge. If a partial withdrawal request would reduce the Contract Value to less than $2,000, we may pay the full surrender value and terminate the Contract. We will withdraw the amount requested from the Contract Value as of the end of the Valuation Period during which written notice requesting the partial withdrawal is received. (See "Surrender Charge.")

      A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See "Taxation of Annuities.")

      We currently do not impose a processing charge for withdrawals, however, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for the 13th and each subsequent withdrawal during a Contract Year. The processing charge will be in addition to any applicable surrender charge. This charge will be deducted from the Account from which the withdrawal is made and will reduce the Account value available for withdrawal accordingly. If a withdrawal is made from more than one Account at the same time, the processing charge would be deducted pro-rata from the remaining Contract Value in such Account(s).

      Surrender and Partial Withdrawal Restrictions. Your right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan. We may defer payments from the Fixed Account for up to six months.

      Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

      Systematic Withdrawals. You may elect in writing at the time of the application or any time after the first Contract Anniversary to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals on a monthly, quarterly, semi-annual or annual basis from designated Accounts as specified by you. Withdrawals from an Account must be at least $50 each.

      The withdrawals may be requested on the following basis: (1) as a specified dollar amount; and (2) as a specified whole percent of Contract Value.

      Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the value in an Account from which partial withdrawals are being made becomes zero; (2) a termination date specified by you is reached; or (3) you request that your participation in the plan cease. Withdrawals under the systematic withdrawal plan are subject to a surrender charge. (See "Surrender Charge").

      Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing to participate in the plan. We reserve the right to discontinue offering the systematic withdrawal plan at any time

Death Benefit Before the Annuity Income Date

      Death of the Owner. Upon receipt of due proof of your death (or in the case of Joint Owners, the death of the first Joint Owner to die) while the Contract is in force and before the Annuity Income Date, we will pay the Beneficiary the Death Benefit. In the case of Joint Owners, the surviving Joint Owner will be the primary beneficiary. You may specify the manner in which the Death Benefit is to be paid. If you do not specify how the Death Benefit is to be paid, the Beneficiary may elect the manner in which the Death Benefit is to be distributed.

      In either case, the Death Benefit under a Non-Qualified Contract must be distributed in full within 5 years after the deceased Owner's death unless:

      1. The benefit is paid as a life annuity or an annuity with a period certain not exceeding the Beneficiary's life expectancy with payments beginning within one year of the deceased Owner's death; or

      2. The Beneficiary is the surviving spouse of the deceased Owner, in which case he or she may continue this Contract as the Owner.

      If the Beneficiary is not a natural person, the benefit must be distributed within 5 years of your death. Similar rules apply to Qualified Contracts.

      Death Benefit. If you die prior to age 75, the Death Benefit will be the greatest of:

      1.    The Contract Value on the date we receive due proof of your death;

      2. The Contract Value on the most recent 5th Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any purchase payments and reduced by the dollar amount of any withdrawals made since that Contract Anniversary; or

      3. 100% of all purchase payments made less the dollar amount of any purchase payment withdrawals since the date this Contract was issued.

      If you die on or after your 75th birthday, the Death Benefit will equal the greater of:


      1.    The Contract Value on the date we receive due proof of your death;

      2. The Death Benefit on your 75th birthday, less the dollar amount of any subsequent withdrawals; or


      3. 100% of all purchase payments made less the dollar amount of any purchase payment withdrawals since the date this Contract was issued.

      If the Death Benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If the Death Benefit is not taken immediately in one lump sum, the Death Benefit will become the new Contract Value. Any resulting increase in the Contract Value will be allocated to each Account in proportion to the distribution of the Contract Value on the date we receive due proof of your death.

      If you die (or in the case of Joint Owners, the first Owner to die) prior to the Annuity Income Date and there are two or more Beneficiaries, each Beneficiary will receive an equal share of the Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, the commuted value of the Death Benefit will be paid to your estate.

      Death of the Annuitant Prior to the Annuity Income Date: If the Annuitant dies prior to the Annuity Income Date, you may designate a new Annuitant. If no new Annuitant is named within 30 days after the death of the Annuitant, you will become the Annuitant under the Contract. If you are the Annuitant, upon receipt of due proof of your death, we will pay the Beneficiary the Death Benefit, as described above.

Annuity Payments on the Annuity Income Date

      The Annuity Income Date may be elected by you at the time of the application or any time thereafter. The Annuity Income Date may not be after the later of the first day of the month following the Annuitant's 85th birthday or 10 years after the Contract Date. You may change the Annuity Income Date at any time provided you give us 30 days prior written notice. If no Annuity Income Date is elected, it will be the first day of the calendar month following the Annuitant's 65th birthday or ten years after the Contract Date, if later. Qualified Contracts may require an earlier Annuity Income Date. (See "Federal Tax Matters.")


      On the Annuity Income Date, the Contract Value, less any applicable prior undeducted premium taxes, will be applied under the life income annuity payment option with ten years guaranteed, unless you elect to have the proceeds paid under another payment option or to receive the surrender value in a lump sum. (See "Annuity Payment Options.") Unless you instruct us otherwise, amounts in the Fixed Account will be used to provide a fixed-annuity payment option and amounts in the Separate Account will be used to provide a variable annuity payment option.

      Any time prior to the Annuity Income Date, you may designate or change the payee (Annuitant) to receive payments under the applicable annuity payment option.

Payments

      Any surrender, partial withdrawal, or death benefit will usually be paid within seven days of receipt of a written request, any information or documentation reasonably necessary to process the request, and (in the case of a Death Benefit) receipt and filing of due proof of death. However, payments may be postponed if:

      1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

      2. the SEC permits by an order the postponement for the protection of Contract Owners; or

      3. the SEC determines that an emergency exists that would make the disposal of securities held in the subaccount or the determination of the value of the subaccount's net assets not reasonably practicable.

      If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

      We have the right to defer payment of any surrender or partial withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender or transfer. If payment is not made within 10 days after receipt of documentation necessary to complete the transaction, interest will be added to the amount paid from the date of receipt of documentation at the minimum rate required by law or the Current Fixed Account Interest Rate, if greater.

Modification

      Upon notice to you, or the Annuitant, we may modify the Contract if:

            1. necessary to permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency; or

            2. necessary to reflect a change in the operation of the Separate Account or a subaccount; or

            3.    necessary to add, delete or modify an Account; or

            4.    necessary to add, modify or delete subaccounts or portfolios.

      In the event of most such modifications, we will make appropriate endorsement to the Contract.

Owner

      You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. For Qualified Contracts, the Owner must be the Annuitant and Joint Owners are not permitted. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any assignee of record. This includes the right to:

      1. Transfer values between Accounts and designate or change the allocation of purchase payments to each Account;

      2. Name and/or change the Beneficiaries, Owner or Annuitant;

      3. Surrender the Contract in whole or in part for cash;

      4. Assign the Contract Value, in whole or in part;

      5. Designate and change the Annuity Income Date; and

      6. Elect or change the Annuity Payment Option.

      All elections, authorizations and change requests must be made to us in writing. Upon receipt by us, any change will be effective as of the date it was signed by you, except that any values or amounts payable under the Contract will be determined as of the Valuation

Day on or next following the date of receipt. Payment made or action taken by us prior to the time written notice is received will discharge our liability under this Contract to the extent of such action or payment. The consent of any irrevocable Beneficiary is required to exercise any right. If Joint Owners are named, both must consent to any change.

Reports to Owners

      At least annually, we will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value, subaccount values, and Fixed Account Value, as well as your current purchase payment allocation directions. We will also provide you with shareholder reports of the Funds as well as other notices, reports or documents as required by law.

Inquiries

      Inquiries regarding a Contract may be made by writing to us at our administrative office.


                                THE FIXED ACCOUNT

      You may allocate some or all of the purchase payments and transfer some or all of the Contract Value to the Fixed Account, which is part of our General Account and pays interest at declared rates guaranteed for one year. Our General Account supports our insurance and annuity obligations. Since the Fixed Account is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

      The Fixed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Fixed Account nor our General Account has been registered as an investment company under the 1940 Act. Therefore, neither our General Account, the Fixed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Fixed Account which are included in this prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Fixed Account Value

      The Fixed Account Value is credited with interest, as described below. The Fixed Account Value reflects interest credited, the allocation of purchase payments, transfers of Contract Value from the Fixed Account, surrenders and partial withdrawals from the Fixed Account and charges assessed in connection with the Contract. The Fixed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

      Beginning on the date we issue the Contract, we will credit any portion of the initial purchase payment allocated to the Fixed Account with a specified interest rate, known as the Initial Fixed Account Interest Rate. We may declare different initial interest rates for each subsequent purchase payment or transfer into the Fixed Account. We will guarantee the initial rate credited for one year from the date the purchase payment is received or transfer is effective. Thereafter, the interest rate earned will be the applicable Current Fixed Account Interest Rate as we may declare.


      The Current Fixed Account Interest Rate is a rate we establish from time to time for all amounts under the Contract that have been allocated to the Fixed Account for more than one year. We may change the Current Fixed Account Interest Rate from time to time at our sole discretion but not more often than once every twelve months. The Initial Fixed Account Interest Rate and the Current Fixed Account Interest Rate will vary but will always be equal to or greater than an effective annual rate of 3%. We have no specific formula for determining the Initial Fixed Account Interest Rate or the Current Fixed Account Interest Rate. The Fixed Account Value will not share in the investment performance of our General Account or any portion thereof.


      At your written request, all or a portion of the Fixed Account Value may be transferred to any subaccount. If the value remaining in the Fixed Account after a transfer is less than $100, we have the right to transfer the entire amount instead of the requested amount. We also reserve the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

                             CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

      General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge may be deducted upon surrender or partial withdrawal of purchase payments. A surrender charge also may be deducted from amounts applied to annuity options not providing a life annuity or a life annuity with a period certain of at least five years. Surrender charges are not deducted upon payment of a death benefit or from withdrawals or surrender of earnings under the Contract. (See "Annuity Payments on the Annuity Income Date".)

      Charge for Partial Withdrawal or Surrender. A charge is imposed on partial withdrawals and surrenders equal to a specified percentage of the purchase payments withdrawn. The surrender charge is calculated by multiplying the applicable percentages specified in the table below by the purchase payments withdrawn. The number of years since the date of a purchase payment being withdrawn will determine the surrender charge percentage that will apply to that purchase payment. The surrender charge is calculated using the assumption that all earnings are withdrawn first and then all purchase payments are withdrawn on a first-in-first-out basis.

               Number of Years Since                  Charge as Percentage
             Date of Purchase Payment            of Purchase Payment Withdrawn

                       0-1                                      7%
                       1-2                                      6%
                       2-3                                      5%
                       3-4                                      4%
                       4-5                                      3%
                       5+                                       0%

      Any applicable surrender charge is deducted from the amount withdrawn.

      Amounts Not Subject to Surrender Charge. During each Contract Year, up to 10% of all purchase payments not previously withdrawn, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge. Purchase payments surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.

      Waiver of Surrender Charge. Where allowed by state law, upon written notice from you prior to your 80th birthday, the surrender charge will be waived on any partial withdrawal or surrender after you are: (1) diagnosed as having a terminal illness; or (2)
confined to a hospital, nursing home or long term care facility for at least 30 consecutive days, provided (a) confinement is for medically necessary reasons at the recommendation of a physician; (b) the hospital, nursing home or long term care facility is licensed or otherwise recognized and operating as such by the proper authority in the state where it is located, the Joint Commission on Accreditation of Hospitals or Medicare; and (c) the withdrawal or surrender request is received by us no later than 91 days after the last day of your confinement.

Annual Contract Fee

      On the last day of each Contract Year prior to the Annuity Income Date, we deduct from the Contract Value an Annual Contract Fee of $30 to reimburse us for administrative expenses relating to the Contract. The fee will be charged by reducing the value of all active Accounts on a pro-rata basis. With respect to each subaccount, we deduct this fee by cancelling accumulation units. The number of accumulation units deducted from each subaccount will be determined by dividing the pro-rata portion of the fee applicable to that subaccount by the accumulation unit value of that subaccount on the date the fee is assessed. The Annual Contract Fee also is deducted upon surrender of a Contract if other than on the last day of each Contract Year. We do not deduct the Annual Contract Fee under Contracts with a Contract Value of $25,000 or more on the date of deduction. In addition, we do not deduct the Annual Contract Fee under Contracts for which purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are received during the Contract Year.

Asset-Based Administration Charge

      We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contract and the Separate Account. The charge is deducted from the assets of the Separate Account at an annual rate not to exceed 0.15%.

Transfer Processing Fee

      We reserve the right to charge $25 for the 13th and each subsequent transfer during a Contract Year. Currently, no fee is assessed until the 19th transfer during the Contract Year. For the purpose of assessing such a transfer fee, each transfer from any Account, including monthly transfers under the dollar-cost averaging facility, would be considered to be one transfer, regardless of the number of subaccounts into which value is transferred. The transfer fee would be deducted from the Account from which the transfer is made and will reduce the Account Value available for transfer accordingly. If a transfer is made from more than one Account at the same time, separate transfer fees would be deducted from the remaining Contract Value in each Account.

Mortality and Expense Risk Charge

      To compensate us for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge from the assets of the Separate Account. This charge will not exceed 1.25% annually (approximately 0.50% for mortality risk and 0.75% for expense risk), which is equivalent to a daily rate of 0.0034246%. Currently, the annual mortality and expense risk charge is 0.84% (approximately 0.34% for mortality risk and 0.50% for expense risk), which is equivalent to a daily rate of 0.0023128%.


      The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that we assume also includes a guarantee to pay a Death Benefit if an Owner dies before the Annuity Income Date. The expense risk that we assume is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses. We may use any mortality and expense risk profits to finance contract distribution expenses.


Fund Expenses

      Because the Separate Account purchases shares or units of the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the AIM Variable Insurance Funds, Inc. and the MFS Variable Insurance Trust, the net assets of each subaccount of the Separate Account will reflect the investment advisory fees and other operating expenses incurred by the corresponding portfolio of the relevant Fund. See the accompanying current Prospectuses for the Funds.

Premium Taxes

      Various states and other governmental entities may levy a premium tax, currently ranging up to 3.5%, on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes.

      The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, we will deduct such premium taxes against Contract Value in a manner determined by us in compliance with applicable state law. Premium taxes deducted from Contract Value currently are assessed either:

(1) at the time the Contract is surrendered; (2) on the Annuity Income Date; or
(3) at such other date as the taxes are assessed.

Other Taxes

      Currently, no charge is made against the Separate Account for any federal, state or local taxes (other than premium taxes) that we incur or that may be attributable to the Separate Account or the Contracts. We may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which we determine to have resulted from: (1) the establishment or maintenance of the Separate Account; (2) receipt by us of purchase payments; (3) issuance of the Contracts; or (4) the payment of annuity payments.


                             ANNUITY PAYMENT OPTIONS

Election of Annuity Payment Options

      On the Annuity Income Date, the Contract Value less any premium tax previously unpaid and less any applicable surrender charge will be applied under an annuity payment option. (See "Annuity Payments on the Annuity Income Date.") If an election of an annuity payment option is not on file at our administrative office on the Annuity Income Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. The value of each subaccount will be applied to provide a variable annuity and the value of the Fixed Account will be applied to provide a fixed dollar annuity. An annuity payment option may be elected, revoked, or changed by you at any time before the Annuity Income Date upon 30 days prior written notice. You may elect to apply any portion of the Contract Value less any premium tax previously unpaid to provide either variable annuity payments or fixed annuity payments or a combination of both. The annuity payment options available are described below. In addition, you may elect any other method of payment that is mutually agreeable to you and us.

      We reserve the right to refuse the election of an annuity payment option other than paying the Contract Value, less any applicable surrender charge and premium tax previously unpaid, in a lump sum if the total amount applied to an annuity payment option would be less than $2,000. If the amount of any annuity payment for each affected Account would be or becomes less than $50.00, we may reduce the frequency of payments to an interval that would result in payments of at least $50.00

Fixed Annuity Payments

      Fixed annuity payments are periodic payments from us to the designated payee, the amount of which is fixed and guaranteed by us. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the sex of the Annuitant (if applicable), the amount applied to purchase the annuity payments and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.0%. We may, in our sole discretion, make annuity payments in an amount based on a higher interest rate.

Legal Developments Regarding Unisex Actuarial Tables

      In 1983, the United States Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related insurance or benefits program before purchasing the Contract.

Variable Annuity Payments

      The dollar amount of the first monthly variable annuity payment is determined by dividing the Value of the Accounts to be applied to a variable annuity on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. The appropriate factor is based on annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), if applicable, unless otherwise required by law.

      The net investment performance of a subaccount is translated into a variation in the amount of variable annuity payments through the use of annuity units. The amount of the first variable annuity payment associated with each subaccount is applied to purchase subaccount annuity units at the annuity unit value for the subaccount on the Annuity Income Date. The number of annuity units of each subaccount attributable to a Contract then remains fixed. Each subaccount has a separate subaccount annuity unit value that changes with each valuation period in substantially the same manner as do accumulation units of the subaccount.

      The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of subaccount annuity units under a Contract for a particular subaccount by the annuity unit value for the subaccount for the valuation period which ends no earlier than the fifth Valuation Day preceding the date of each such payment. If the net investment return of the subaccount for a payment period is equal to the pro-rated portion of the 3.0% annual assumed investment rate, the variable annuity payment attributable to that subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.0% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.0%, the payment for that period will be less than the payment for the prior period.

      Once every three months, after the Annuity Income Date, the Annuitant may elect, in writing, to transfer among the selected subaccount(s) on which variable annuity payments are based. If such a transfer is elected, the number of annuity units will change and be determined by "a" times "b," less any applicable fees, divided by "c" where:

      "a" is the number of annuity units being transferred;

      "b" is the subaccount annuity unit value from which the transfer is made; and

      "c" is the annuity unit value of the subaccount to which the transfer is made.

Thereafter, the number of annuity units will remain fixed until transferred. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

Description of Annuity Payment Options

      Option 1: Income for a Fixed Period. We will make annuity payments to a payee each month for a fixed number of years. The number of years must be at least 5 and no more than 30. If the Annuitant dies before the end of the designated period, payments will continue to be made to the person(s) named by the Annuitant to receive such guaranteed payments for the remainder of the fixed period. If no such person is named or none survive the Annuitant, the remainder of the guaranteed payments will be paid to the Annuitant's estate. This option is available only as a fixed dollar annuity and if the Contract has been in force for 5 years, unless we agree otherwise.

      Option 2: Life Annuity. We will make annuity payments to a payee each month as long as the Annuitant is alive. When the Annuitant dies, all payments will cease.

      Option 3: Life Annuity with Period Certain. We will make annuity payments to a payee each month as long as the Annuitant is alive. If the Annuitant dies prior to the end of the guaranteed period, payments will continue to be made to the person(s) named by the Annuitant to receive such guaranteed payments for the remainder of the fixed period. If no such person is named or none survive the Annuitant, the remainder of the guaranteed payments will be paid to the Annuitant's estate.

      Option 4: Joint and Survivor Annuity. We will make annuity payments to a payee each month for the joint lifetime of the Annuitant and another person. At the death of either, payments will continue to be made to the payee. When the survivor dies, all payments will cease.

      The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Annuitant's age and sex (if applicable). Age will be determined from the last birthday at the due date of the first payment.

      Note Carefully: Under annuity payment options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the due date of the second annuity payment; only two annuity payments if the Annuitant(s) were to die before the due date of the third annuity payment; and so forth.

      Alternate Payment Option. In lieu of one of the above options, the Contract Value, less any applicable surrender charge and premium taxes previously unpaid, or Death Benefit, as applicable, may be applied to any other payment option made available by us or requested and agreed to by us


                            YIELDS AND TOTAL RETURNS

      From time to time, we may advertise or include in sales literature yields, effective yields and total returns for the subaccounts of the Separate Account. These figures are based on historical earnings and do not indicate or project future performance. We also may, from time to time, advertise or include in sales literature subaccount performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance appears in the Statement of Additional Information.

      Effective yields and total returns for the subaccounts are based on the investment performance of the corresponding portfolio. The performance of a portfolio in part reflects its expenses. See the prospectuses for the portfolios.

      The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

      The yield of a subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


      The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for various periods of time. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided.


      The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the subaccount from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

      In addition to the version described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, we may from time to time disclose cumulative total return for Contracts funded by the subaccounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

      In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception date of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.


      For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

      In advertising and sales literature, the performance of each subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

      Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

      Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

      We may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the subaccount investment experience is positive.


                               FEDERAL TAX MATTERS

                     The Following Discussion is General and
                          Is Not Intended as Tax Advice

      Introduction

      This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by us. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.


      The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to you, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

Tax Status of the Contract

      Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each underlying portfolio, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various subaccounts may be invested. Although we do not have direct control over the portfolios in which the Separate Account invests, we believe that each portfolio in which the Separate Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance will be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

      The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. These differences could result in an owner being treated as the owner of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of any portion of the assets of the Separate Account.

      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the Annuity Income Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the Annuity Income Date, the entire interest in the Contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the individual designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death of the owner. However, if the owner's "designated beneficiary" is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

      Other rules may apply to Qualified Contracts.

      The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

Taxation of Annuities

      In General. Section 72 of the Code governs taxation of annuities in general. We believe that an owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

      The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective owner that is not a natural person may wish to discuss these with a competent tax advisor.

      The following discussion generally applies to Contracts owned by natural persons.

      Partial Withdrawals. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

      In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the contract value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

      In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

      Exchanges. Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 should consult their tax adviser.

      Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of an owner. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. For these purposes, the investment in the Contract is not affected by the owner's death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

      Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

            1.    made on or after the taxpayer reaches age 59 1/2;

            2. made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);

            3.    attributable to the taxpayer's becoming disabled;

            4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

            5. made under certain annuities issued in connection with structured settlement agreements; and

            6. made under an annuity contract that is purchased with a single purchase payment when the Annuity Income Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

      Other tax penalties may apply to certain distributions under a Qualified Contract.


      Possible Changes in Taxation. Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


Transfers, Assignments or Exchanges of a Contract

      A transfer of ownership of a Contract, the designation of an annuitant, payee or other beneficiary who is not also the owner, the selection of certain Annuity Income Dates or the exchange of a Contract may result in certain tax consequences to the owner that are not discussed herein. An owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Withholding


      Distribitions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distributions and the Owner's tax satus. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

Multiple Contracts

      All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). The effects of this rule are not yet completely clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract in any calendar year.

Taxation of Qualified Plans


      The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. We will amend the Contract as necessary to conform it to the requirements of the Code.


      Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service.


      Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

      Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.


      Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (social security) tax.

      Restrictions Under Qualified Plans. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plan in respect of which Qualified Contracts are issued.


      For qualified plans under Section 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.


Possible Charge for the Company's Taxes

At the present time, we make no charge to the subaccounts for any Federal, state, or local taxes that we incur which may be attributable to such subaccounts or the Contracts. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the subaccounts or to the Contracts.

Other Tax Consequences

      As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

                          DISTRIBUTION OF THE CONTRACTS

      The Contracts will be offered to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserve the right to do so. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also registered representatives of Citicorp Investment Services, Inc. which entered into a selling agreement with CFBDS, Inc. Citicorp Investment Services, Inc. is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

      CFBDS, Inc. acts as the principal underwriter, as defined in the 1940 Act, of the Contracts for the Separate Account pursuant to an Underwriting Agreement with us. CFBDS, Inc. is not obligated to sell any specific number of Contracts. CFBDS, Inc.'s principal business address is 6 St. James Avenue, Suite 900, Boston, Massachusetts 02116.

      We may pay sales commissions to broker-dealers up to an amount equal to 6% of the purchase payments paid under a Contract. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. We also may pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges under the Contracts that are not described under "Charges and Deductions."


                                LEGAL PROCEEDINGS

      There are no legal proceedings to which the Separate Account is a party or the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.


                                VOTING PRIVILEGES

      In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or we otherwise determine that we are allowed to vote the shares in our right, we may elect to do so.

      The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which the Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

      For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

      The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the portfolio for determining shareholders eligible to vote at the relevant meeting of the portfolio's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

      Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS

      We are closed on the following holidays: New Years Day, Civil Rights Day (Martin Luther King Day), President's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Day After Thanksgiving, the day before Christmas and Christmas Day. Holidays which fall on a Saturday will be recognized on the previous Friday. Holidays which fall on a Sunday will be recognized on the following Monday.


                              FINANCIAL STATEMENTS

      The audited Statutory Financial Statements of the Company as of December 31, 1997 and 1996 and for the years ended December 31, 1997, 1996 and 1995 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. The Statement of Additional Information also contains financial statements for the Separate Account as of December 31, 1997.

                                  ------------

YOUR RIGHT TO LOOK TO A DELAWARE BANK OR TRUST COMPANY FOR PAYMENT ON ANY INSURANCE POLICY IS LIMITED BY LAW. INSURANCE POLICIES ISSUED BY THE SUBSIDIARIES OR DIVISIONS OF DELAWARE BANKS OR TRUST COMPANIES ARE NOT DIRECT LIABILITIES OF SUCH BANKS OR TRUST COMPANIES. ONLY THE ASSETS OF THE INSURANCE DIVISION OR SUBSIDIARY ISSUING A POLICY ARE APPLICABLE TO THE PAYMENT AND SATISFACTION OF SUCH POLICY OR CLAIMS MADE THEREUNDER.

INSURANCE POLICIES ISSUED BY A SUBSIDIARY OR DIVISION OF A DELAWARE BANK OR TRUST COMPANY ARE NOT BANK DEPOSITS AND ARE NOT FDIC INSURED.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


                                                                            Page
ADDITIONAL CONTRACT PROVISIONS
      The Contract
      Incontestability
      Misstatement of Age or Sex
      Participation
      Assignment

DISTRIBUTION OF THE CONTRACTS

CALCULATION OF YIELDS AND TOTAL RETURNS
      Money Market Subaccount Yields
      Other Subaccount Yields
      Average Annual Total Returns
      Subaccount Performance Data
      Adjusted Historic Portfolio Performance Data
      Effect of the Annual Contract Fee on Performance Data

VARIABLE ANNUITY PAYMENTS
      Assumed Investment Rate
      Amount of Variable Annuity Payments
      Annuity Unit Value

LEGAL MATTERS
EXPERTS
OTHER INFORMATION
FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
If you would like a free copy of the Statement of Additional Information for this prospectus, please fill out this form and mail it to Citicorp Life Insurance Company, 800 Silver Lake Boulevard, P.O. Box 7031, Dover, Delaware 19903.

      Please send a copy of the Statement of Additional Information pertaining to the Citicorp Life Insurance Company Variable Annuity and the Citicorp Life Variable Annuity Separate Account to:

                             (Please Print or Type)

       Name:
            --------------------------------------------------------------------
       Mailing Address:
                       ---------------------------------------------------------

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                         SUPPLEMENT DATED MAY 1, 1998 TO

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1998

      Citicorp Life Variable Annuity Separate Account ("Separate Account")
                         Citicorp Life Insurance Company

         Individual Flexible Premium Deferred Variable Annuity Contracts

Effective May 1, 1998, the section of the Statement of Additional Information captioned Average Annual Total Returns is amended to include the following:

Subaccount Performance Data

      From time to time we may quote average annual total returns and cumulative total returns for subaccounts from their inception that reflect the election of the Guaranteed Minimum Income Benefit option. Such performance information will be calculated in exactly the same way as the average annual total returns and cumulative total returns described in the accompanying statement of additional information but will deduct the Guaranteed Minimum Income Benefit Charge of 0.50% on an annual basis as if the charge had been in effect since the subaccounts' inception. For purposes of calculating both average annual total returns and cumulative total returns, we deduct a mortality and expense risk charge equal to 1.25% of Separate Account assets on an annual basis. Such charge represents the mortality and expense risk charge assessed under the Contract through fiscal year ended December 31, 1997. Effective March 2, 1998, the mortality and expense risk charge will be deducted at a rate of 0.84% of Separate Account assets on an annual basis. This data is not an indication of future performance of the subaccounts.

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Average Annual Total Returns for the subaccounts available under the option for the period ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                                   Subaccount
                        Average Annual Total Return Table
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Option                 For the       For the
Subaccount                                               one-year      period
(date of inception of subaccount)                         period        from
                                                          ending    inception to
                                                         12/31/97     12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
     CitiSelect(R) VIP Folio 400 (2/03/97)                  0.70%         0.70%
     CitiSelect(R) VIP Folio 500 (2/03/97)                  1.73%         1.73%
     CitiFunds(SM)Small Cap Growth
        VIP Portfolio (2/03/97)
        (formerly Landmark Small Cap Equity VIP Fund)       3.79%         3.79%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
     Capital Appreciation Fund (2/21/95)                    4.41%        16.95%
     Growth Fund (2/03/97)                                 14.15%        14.15%
     International Equity Fund (2/03/97)                   -2.39%        -2.39%
     Value Fund (2/03/97)                                  12.07%        12.07%
     Growth and Income Fund (2/03/97)                      11.03%        11.03%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     Growth Portfolio (2/21/95)                            13.30%        20.00%
     Equity Income Portfolio (2/03/97)                     15.19%        15.19%
     Overseas Fund (2/03/97)                                1.73%         1.73%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     Contrafund Portfolio (2/03/97)                        14.15%        14.15%
     Index 500 Portfolio (2/03/97)                         17.27%        17.27%
--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
     Research Series (2/03/97)                              7.92%         7.92%
     Emerging Growth Series (2/03/97)                       9.99%         9.99%
--------------------------------------------------------------------------------

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Cumulative Total Returns for the subaccounts available under the option for the period ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                                   Subaccount
                          Cumulative Total Return Table

--------------------------------------------------------------------------------
 Guaranteed Minimum Income Benefit Option                 For the      For the
 Subaccount                                              one-year      period
 (date of inception of subaccount)                        period        from
                                                          ending    inception to
                                                         12/31/97     12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
      CitiSelect  VIP Folio 400 (2/03/97)                   0.70%         0.70%
      CitiSelect VIP Folio 500 (2/03/97)                    1.73%         1.73%
      CitiFunds Small Cap Growth VIP Portfolio (2/03/97)
         (formerly Landmark Small Cap Equity VIP Fund)      3.79%         3.79%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      Capital Appreciation Fund (2/21/95)                   4.41%        56.51%
      Growth Fund (2/03/97)                                14.15%        14.15%
      International Equity Fund (2/03/97)                  -2.39%        -2.39%
      Value Fund (2/03/97)                                 12.07%        12.07%
      Growth and Income Fund (2/03/97)                     11.03%        11.03%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Growth Portfolio (2/21/95)                           13.30%        68.46%
      Equity Income Portfolio (2/03/97)                    15.19%        15.19%
      Overseas Fund (2/03/97)                               1.73%         1.73%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund Portfolio (2/03/97)                       14.15%        14.15%
      Index 500 Portfolio (2/03/97)                        17.27%        17.27%
--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
      Research Series (2/03/97)                             7.92%         7.92%
      Emerging Growth Series (2/03/97)                      9.99%         9.99%
--------------------------------------------------------------------------------

      From time to time we may also quote average annual total returns and cumulative total returns for subaccounts that reflect the election of the Guaranteed Minimum Income Benefit option and do not reflect the surrender charge or the Annual Contract Fee. Such performance information will be calculated in exactly the same way as the subaccounts' Non-Standardized Average Annual Total Returns and Non-Standardized Cumulative Total Returns described in the accompanying statement of additional information except that the Guaranteed Minimum Income Benefit Charge will also be deducted as if the charge had been in effect since the subaccounts' inception.

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Non-Standardized Average Annual Total Returns for the subaccounts under the option for the period ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                           Subaccount Non-Standardized
                        Average Annual Total Return Table
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Option                  For the      For the
Subaccount                                                one-year     period
(date of inception of subaccount)                          period       from
                                                           ending   inception to
                                                          12/31/97    12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
      CitiSelect VIP Folio 400 (2/03/97)                    8.31%       8.31%
      CitiSelect VIP Folio 500 (2/03/97)                    9.42%       9.42%
      CitiFunds Small Cap Growth VIP Portfolio (2/03/97)
         (formerly Landmark Small Cap Equity VIP Fund)     11.63%      11.63%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      Capital Appreciation Fund (2/21/95)                  11.52%      18.96%
      Growth Fund (2/03/97)                                22.77%      22.77%
      International Equity Fund (2/03/97)                   5.00%       5.00%
      Value Fund (2/03/97)                                 20.54%      20.54%
      Growth and Income Fund (2/03/97)                     19.42%      19.42%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Growth Portfolio (2/21/95)                           21.01%      22.06%
      Equity Income Portfolio (2/03/97)                    23.89%      23.89%
      Overseas Fund (2/03/97)                               9.42%       9.42%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund Portfolio (2/03/97)                       22.77%      22.77%
      Index 500 Portfolio (2/03/97)                        26.13%      26.13%
--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
      Research Series (2/03/97)                            16.08%      16.08%
      Emerging Growth Series (2/03/97)                     18.31%      18.31%
--------------------------------------------------------------------------------

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Non-Standardized Cumulative Total Returns for the subaccounts under the option for the period ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                           Subaccount Non-Standardized
                          Cumulative Total Return Table
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Option                 For the      For the
Subaccount                                               one-year      period
(date of inception of subaccount)                         period        from
                                                          ending    inception to
                                                         12/31/97     12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
      CitiSelect VIP Folio 400 (2/03/97)                   8.31%       8.31%
      CitiSelect VIP Folio 500 (2/03/97)                   9.42%       9.42%
      CitiFunds Small Cap Growth VIP Portfolio (2/03/97)
         (formerly Landmark Small Cap Equity VIP Fund)    11.63%      11.63%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      Capital Appreciation Fund (2/21/95)                 11.52%      64.33%
      Growth Fund (2/03/97)                               22.77%      22.77%
      International Equity Fund (2/03/97)                  5.00%       5.00%
      Value Fund (2/03/97)                                22.54%      20.54%
      Growth and Income Fund (2/03/97)                    19.42%      19.42%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Growth Portfolio (2/21/95)                          21.01%      76.86%
      Equity Income Portfolio (2/03/97)                   23.89%      23.89%
      Overseas Fund (2/03/97)                              9.42%       9.42%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
      Contrafund Portfolio (2/03/97)                      22.77%      22.77%
      Index 500 Portfolio (2/03/97)                       26.13%      26.13%
--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
      Research Series (2/03/97)                           16.08%      22.77%
      Emerging Growth Series (2/03/97)                    18.31%      26.13%
--------------------------------------------------------------------------------


Adjusted Historic Portfolio Performance Data

      The charts below show adjusted historic performance data for the portfolios, including for periods prior to the inception of the subaccounts, reduced by some or all of the fees and charges under the Contract. Such performance information will be calculated in exactly the same way as the average annual total returns and cumulative total returns described in the accompanying statement of additional information, except that the Guaranteed Minimum Income Benefit Charge will also be deducted. Non-standard performance data will be disclosed only if standard performance data for the required periods is also disclosed.

      For purposes of calculating the average annual total returns and cumulative total returns of the portfolios, we have deducted a daily mortality and expense risk charge equal to 1.25% of annual assets (except that beginning on March 2, 1998, we deduct the new daily mortality and expense risk charge of 0.84% of annual assets), the $30 annual contract fee, the applicable surrender charge, and the Guaranteed Minimum Income Benefit Charge of 0.50% on an annual basis.

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Adjusted Historic Average Annual Total Returns for the portfolios available under the option for the period ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
                        Average Annual Total Return Table
--------------------------------------------------------------------------------
                                                                       For the
 Guaranteed Minimum Income Benefit        For the   For the  For the    period
 Option Portfolio                        one-year   5-year   10-year     from
 (date of inception of portfolio)         period    period    period   inception
                                          ending    ending    ending      to
                                         12/31/97  12/31/97  12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
      CitiSelect VIP Folio 400 (11/25/96)   0.70%     N/A      N/A       0.70%
      CitiSelect VIP Folio 500 (11/25/96)   1.72%     N/A      N/A       1.72%
      CitiFunds Small Cap Growth VIP
         Portfolio (11/25/96)
         (formerly Landmark Small Cap
         Equity VIP Fund)                   3.79%     N/A      N/A       3.79%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      Capital Appreciation Fund (5/05/93)   4.28%     N/A      N/A      15.07%
      Growth Fund (5/05/93)                16.55%     N/A      N/A      14.79%
      International Equity Fund (5/05/93)  -1.77%     N/A      N/A       9.75%
      Value Fund (5/05/93)                 13.63%     N/A      N/A      16.53%
      Growth and Income Fund (5/02/94)     15.49%     N/A      N/A      18.58%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Growth Portfolio (10/9/86)           13.47%    15.46%   14.65%    13.13%
      Equity Income Portfolio (10/9/86)    17.72%    17.55%   14.21%    12.17%
      Overseas Fund (1/28/87)               2.49%    11.63%    7.39%     6.03%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
FUND II
      Contrafund Portfolio (1/03/95)       14.05%     N/A      N/A      25.03%
      Index 500 Portfolio (8/27/92)        22.02%    17.26%    N/A      17.43%
--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
      Research Series (7/26/95)            10.46%     N/A      N/A      17.58%
      Emerging Growth Series (7/24/95)     11.97%     N/A      N/A      18.64%
--------------------------------------------------------------------------------

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the Cumulative Total Returns for the portfolios available under the option for the period ending December 31, 1997 were:


--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
                      Cumulative Annual Total Return Table
--------------------------------------------------------------------------------
                                                                       For the
 Guaranteed Minimum Income Benefit        For the   For the  For the    period
 Option Portfolio                        one-year   5-year   10-year     from
 (date of inception of portfolio)         period    period    period   inception
                                          ending    ending    ending      to
                                         12/31/97  12/31/97  12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS %
      CitiSelect VIP Folio 400 (11/25/96)   0.70%     N/A      N/A       0.70%
      CitiSelect VIP Folio 500 (11/25/96)   1.72%     N/A      N/A       1.72%
      CitiFunds Small Cap Growth VIP
         Portfolio (11/25/96)
         (formerly Landmark Small Cap
         Equity VIP Fund)                   3.79%     N/A      N/A       3.79%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      Capital Appreciation Fund (5/05/93)   4.28%     N/A      N/A      92.36%
      Growth Fund (5/05/93)                16.55%     N/A      N/A      90.15%
      International Equity Fund (5/05/93)  -1.77%     N/A      N/A      54.29%
      Value Fund (5/05/93)                 13.63%     N/A      N/A     103.96%
      Growth and Income Fund (5/02/94)     15.49%     N/A      N/A      86.84%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE P
RODUCTS FUND
      Growth Portfolio (10/9/86)           13.47%   105.24%  292.73%   299.98%
      Equity Income Portfolio (10/9/86)    17.72%   124.51%  277.96%   263.47%
      Overseas Fund (1/28/87)               2.49%    73.42%  104.04%    89.60%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II
      Contrafund Portfolio (1/03/95)       14.05%     N/A      N/A      95.22%
      Index 500 Portfolio (8/27/92)        22.02%   121.83%    N/A     136.17%
--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
      Research Series (7/26/95)            10.46%     N/A      N/A      48.36%
      Emerging Growth Series (7/24/95)     11.97%     N/A      N/A      51.78%
--------------------------------------------------------------------------------

      From time to time we may also quote adjusted historic average annual total returns and cumulative total returns for the portfolios that reflect the election of the Guaranteed Minimum Income Benefit option and do not deduct the surrender charge or the Annual Contract Fee. Such performance information will be calculated in exactly the same way as the Non-Standardized Average Annual Total Returns and Non-Standardized Cumulative Total Returns described in the accompanying statement of additional information, except that the Guaranteed Minimum Income Benefit Charge will also be deducted.

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the adjusted Non-Standardized Average Annual Total Returns for the portfolios under the option for the period ending December 31, 1997 were:
--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
                        Average Annual Total Return Table
         Without Deduction of Surrender Charges and Annual Contract Fee
--------------------------------------------------------------------------------
                                                                       For the
 Guaranteed Minimum Income Benefit        For the   For the  For the    period
 Option Portfolio                        one-year   5-year   10-year     from
 (date of inception of portfolio)         period    period    period   inception
                                          ending    ending    ending      to
                                         12/31/97  12/31/97  12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS %
      CitiSelect VIP Folio 400 (11/25/96)   8.31%     N/A      N/A       8.31%
      CitiSelect VIP Folio 500 (11/25/96)   9.42%     N/A      N/A       9.42%
      CitiFunds Small Cap Growth VIP
         Portfolio (11/25/96)
         (formerly Landmark Small Cap
         Equity VIP Fund)                  11.63%     N/A      N/A      11.63%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      Capital Appreciation Fund (5/05/93)  11.36%     N/A      N/A      15.85%
      Growth Fund (5/05/93)                24.47%     N/A      N/A      15.56%
      International Equity Fund (5/05/93)   4.91%     N/A      N/A      10.51%
      Value Fund (5/05/93)                 21.35%     N/A      N/A      17.31%
      Growth and Income Fund (5/02/94)     23.34%     N/A      N/A      19.87%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND
      Growth Portfolio (10/9/86)
      Equity Income Portfolio (10/9/86)    21.14%    15.71%   14.72%    13.21%
      Overseas Fund (1/28/87)              25.68%    17.82%   14.29%    12.25%
                                            9.45%    11.93%    7.49%     6.12%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II
      Contrafund Portfolio (1/03/95)       21.79%     N/A      N/A      27.08%
      Index 500 Portfolio (8/27/92)        30.30%    17.57%    N/A      17.53%

--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
      Research Series (7/26/95)            17.98%     N/A      N/A      19.94%
      Emerging Growth Series (7/24/95)     19.60%     N/A      N/A      21.02%
--------------------------------------------------------------------------------

      Based on the method of calculation described in the accompanying statement of additional information and the election of the Guaranteed Minimum Income Benefit option, the adjusted Non-Standardized Cumulative Total Returns for the portfolios under the option for the period ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Guaranteed Minimum Income Benefit Option
                               Adjusted Portfolio
                          Cumulative Total Return Table
         Without Deduction of Surrender Charges and Annual Contract Fee
--------------------------------------------------------------------------------
                                                                       For the
 Guaranteed Minimum Income Benefit        For the   For the  For the    period
 Option Portfolio                        one-year   5-year   10-year     from
 (date of inception of portfolio)         period    period    period   inception
                                          ending    ending    ending      to
                                         12/31/97  12/31/97  12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS %
      CitiSelect VIP Folio 400 (11/25/96)   8.31%     N/A      N/A       8.31%
      CitiSelect VIP Folio 500 (11/25/96)   9.42%     N/A      N/A       9.42%
      CitiFunds Small Cap Growth VIP
         Portfolio (11/25/96)
         (formerly Landmark Small Cap
         Equity VIP Fund)                  11.63%     N/A      N/A      11.63%
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
      Capital Appreciation Fund (5/05/93)  11.36%     N/A      N/A      98.51%
      Growth Fund (5/05/93)                24.47%     N/A      N/A      96.23%
      International Equity Fund (5/05/93)   4.91%     N/A      N/A      59.29%
      Value Fund (5/05/93)                 21.35%     N/A      N/A     110.47%
      Growth and Income Fund (5/02/94)     23.34%     N/A      N/A      94.45%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND
      Growth Portfolio (10/9/86)
      Equity Income Portfolio (10/9/86)    21.14%   107.54%  295.35%   303.07%
      Overseas Fund (1/28/87)              25.68%   127.10%  280.67%   266.37%
                                            9.45%    75.72%  105.99%    91.51%
--------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II
      Contrafund Portfolio (1/03/95)       21.79%     N/A      N/A     104.95%
      Index 500 Portfolio (8/27/92)        30.30%   124.73%    N/A     137.20%

--------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
      Research Series (7/26/95)            17.98%     N/A      N/A      55.73%
      Emerging Growth Series (7/24/95)     19.60%     N/A      N/A      59.30%
--------------------------------------------------------------------------------

           ----------------------------------------------------------

                                  STATEMENT OF
                             ADDITIONAL INFORMATION




                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                                  P.O. Box 7031
                                 Dover, DE 19903
                                 (800) 497-4857









                             CITICORP LIFE VARIABLE
                            ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT




                                   May 1, 1998



           ----------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                         Citicorp Life Insurance Company
                            800 Silver Lake Boulevard
                                  P.O. Box 7031
                                 Dover, DE 19903
                                 (800) 497-4857

                 CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

      This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract, the Variable Annuity Portfolios, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the AIM Variable Insurance Funds, Inc. and the MFS Variable Insurance Trust. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectuses by writing or calling us at our address or phone number shown above.


                                   May 1, 1998

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

ADDITIONAL CONTRACT PROVISIONS

      The Contract
      Incontestability
      Misstatement of Age or Sex
      Participation
      Assignment

DISTRIBUTION OF THE CONTRACTS

CALCULATION OF YIELDS AND TOTAL RETURNS


      Money Market Subaccount Yields
      Other Subaccount Yields
      Average Annual Total Returns
      Subaccount Performance Data
      Adjusted Historic Portfolio Performance Data
      Effect of the Annual Contract Fee on Performance Data


VARIABLE ANNUITY PAYMENTS

      Assumed Investment Rate
      Amount of Variable Annuity Payments
      Annuity Unit Value

LEGAL MATTERS

EXPERTS

OTHER INFORMATION

FINANCIAL STATEMENTS

                         ADDITIONAL CONTRACT PROVISIONS

The Contract

      The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

Incontestability

      We will not contest the Contract.

Misstatement of Age or Sex

      If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

Participation

      The Contract does not participate in our divisible surplus.

Assignment

      Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us.


                          DISTRIBUTION OF THE CONTRACTS

      CFBDS, Inc. acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of Citicorp Insurance Services, Inc. which entered into a selling agreement with CFBDS, Inc.

CFBDS, Inc. is an indirect wholly owned subsidiary of Citicorp and an affiliate of Citicorp Life Insurance Company. For fiscal year 1997 and 1996, no underwriting commissions were paid to, or retained by, CFBDS, Inc.

                     CALCULATION OF YIELDS AND TOTAL RETURNS

      From time to time, we may disclose yields, total returns, and other performance data pertaining to the Contracts for a subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC. Because of the fees and charges assessed under the Contract, the yield for each subaccount will be lower than the yield for the investment portfolio supporting that subaccount. The calculation of yields, total returns and other performance data do not reflect the effect of any premium tax that may be applicable. Most states and political subdivisions do not assess premium taxes; however, where state premium taxes are assessed, we will deduct the amount of the tax due from each payment at rates ranging from a minimum of 0.5% to a maximum of 3.5% of such payment at the time annuity payments begin. Premium taxes levied by political subdivisions, generally at rates of less than 1.00%, will be deducted in the same manner.

Money Market Subaccount Yields

      From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MFS Money Market Series or on that portfolio's securities.


      This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in subaccount value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual contract fee; 2) the mortality and expense risk charge; and
(3) the asset-based administration charge. For purposes of calculating current yields for a Contract, an average per unit contract fee is used based on the $30 annual contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

      Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

      NCS   =   the net change in the value of the MFS Money Market Series
                (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

      ES    =   per unit expenses attributable to the hypothetical account for the seven-day period.

      UV    =   the unit value for the first day of the seven-day period.

      The seven-day Effective Yield is calculated by compounding the unannualized base period return according to the following formula:

      Effective Yield = (1 + ((NCS-ES)/UV)) 365/7 - 1

Where:

      NCS   =   the net change in the value of the MFS Money Market Series
                (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation, as well as income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

      ES    =   per unit expenses attributable to the hypothetical account for the seven-day period.

      UV    =   the unit value for the first day of the seven-day period.

         Based on the method of calculation described above, the Current Yield and Effective Yield on amounts held in the MFS Money Market Subaccount for the seven-day period ending December 31, 1997 were:

            Current Yield -   3.14%

            Effective Yield - 3.19%

      The current and effective yields on amounts held in this subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MFS Money Market Series, the types and quality of portfolio securities held by the MFS Money Market Series and the MFS Money Market Series' operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

      Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

Other Subaccount Yields

      From time to time, sales literature or advertisements may quote the current annualized yield of the Bond Subaccount for a Contract for 30-day or one-month periods. The annualized yield generated by the Bond Subaccount refers to income generated by the subaccount during a 30-day or one-month period and is assumed to be generated each 30-day or one month period over a 12-month period.

      The yield is computed by: 1) dividing the net investment income of the portfolio attributable to the subaccount units less subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Separate Account is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

      Yield = 2 X (((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

      NI   =    net income of the portfolio for the 30-day or one-month period attributable to the subaccount's units.

      ES   =    expenses of the subaccount for the 30-day or one-month period.

      U    =    the average number of units outstanding.

      UV   =    the unit value at the close (highest) of the last day in the
                30-day or one-month period.

      Based on the method of calculation described above, for the thirty-day period ending December 31, 1997, the yield for the Bond Subaccount was:


           Yield = 8.40%


      The yield on the amounts held in the Bond Subaccount normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Bond Subaccount's actual yield is affected by the types and quality of securities held by the MFS Bond Series and that portfolio's operating expenses.

      Yield calculations do not take into account the surrender charge under the Contract equal to a maximum of 7% of the amount of purchase payments withdrawn for certain withdrawals. During each Contract Year, up to 10% of all purchase payments, less any prior withdrawal of purchase payments, may be withdrawn without the imposition of a surrender charge.

Average Annual Total Returns

      From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the subaccounts for various periods of time.


      When a subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.


      Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

      Average annual total returns are calculated using subaccount unit values which we calculate on each Valuation Day based on the performance of the subaccount's underlying portfolio, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the Annual Contract Fee. The calculation assumes that the contract fee is $30 per year per Contract deducted at the end of each Contract Year for Contracts with less than $25,000 of Contract Value. For purposes of calculating average annual total return, an average per-dollar per-day contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than five years since the date of the purchase payment being withdrawn. The total return is calculated according to the following formula:


      TR   =   ((ERV/P)(1/N)) - 1

Where:

      TR   =    the average annual total return net of subaccount recurring charges.

      ERV  =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

      P    =    a hypothetical initial payment of $1,000.

      N    =    the number of years in the period.

Subaccount Performance Data

      Based on the method of calculation described above, the Average Annual Total Returns for the Subaccounts for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
                  Subaccount Average Annual Total Return Table
--------------------------------------------------------------------------------
                                                   For the       For the period
                                                  one-year       from inception
                                                period ending          to
Subaccount (date of inception of subaccount)      12/31/97          12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect(R) VIP Folio 200 (2/03/97)           -0.86%            -0.86%
   CitiSelect(R) VIP Folio 300 (2/03/97)            0.17%             0.17%
   CitiSelect(R) VIP Folio 400 (2/03/97)            1.20%             1.20%
   CitiSelect(R) VIP Folio 500 (2/03/97)            2.24%             2.24%
   CitiFunds(SM) Small Cap Growth VIP               4.31%             4.31%
     Portfolio (formerly Landmark Small Cap
     Equity VIP Fund) (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)              4.94%            17.62%
   Government Securities Fund (2/03/97)            -0.86%            -0.86%
   Growth Fund (2/03/97)                           14.72%            14.72%
   International Equity Fund (2/03/97)             -1.89%            -1.89%
   Value Fund (2/03/97)                            12.63%            12.63%
   Growth and Income Fund (2/03/97)                11.59%            11.59%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                      13.88%            20.74%
   High Income Portfolio (2/03/97)                  7.42%             7.42%
   Equity Income Portfolio (2/03/97)               15.77%            15.77%
   Overseas Fund (2/03/97)                          2.24%             2.24%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                  14.72%            14.72%
   Index 500 Portfolio (2/03/97)                   17.87%            17.87%
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)              -8.07%             1.62%
   Money Market Series (2/21/95)*                  -3.76%             1.30%
   Bond Series (2/03/97)                            1.20%             1.20%
   Total Return Series (2/03/97)                    9.50%             9.50%
   Research Series (2/03/97)                        8.46%             8.46%
   Emerging Growth Series (2/03/97)                10.55%            10.55%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

      We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

      CTR   =   (ERV/P) - 1

Where:

      CTR   =   The cumulative total return net of subaccount recurring charges for the period.

      ERV   =   The ending redeemable value of the hypothetical investment at the end of the period.

      P     =   A hypothetical single payment of $1,000.

      Based on the method of calculation described above, the Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
                    Subaccount Cumulative Total Return Table
--------------------------------------------------------------------------------
                                                   For the       For the period
                                                  one-year       from inception
                                                period ending          to
Subaccount (date of inception of subaccount)      12/31/97          12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (2/03/97)              -0.86%            -0.86%
   CitiSelect VIP Folio 300 (2/03/97)               0.17%             0.17%
   CitiSelect VIP Folio 400 (2/03/97)               1.20%             1.20%
   CitiSelect VIP Folio 500 (2/03/97)               2.24%             2.24%
   CitiFunds Small Cap Growth VIP                   4.31%             4.31%
     Portfolio (formerly Landmark Small Cap
     Equity VIP Fund) (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)              4.94%            59.06%
   Government Securities Fund (2/03/97)            -0.86%            -0.86%
   Growth Fund (2/03/97)                           14.72%            14.72%
   International Equity Fund (2/03/97)             -1.89%            -1.89%
   Value Fund (2/03/97)                            12.63%            12.63%
   Growth and Income Fund (2/03/97)                11.59%            11.59%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                      13.88%            71.45%
   High Income Portfolio (2/03/97)                  7.42%             7.42%
   Equity Income Portfolio (2/03/97)               15.77%            15.77%
   Overseas Fund (2/03/97)                          2.24%             2.24%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                  14.72%            14.72%
   Index 500 Portfolio (2/03/97)                   17.87%            17.87%
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)              -8.07%             4.71%
   Money Market Series (2/21/95)*                  -3.76%             3.75%
   Bond Series (2/03/97)                            1.20%             1.20%
   Total Return Series (2/03/97)                    9.50%             9.50%
   Research Series (2/03/97)                        8.46%             8.46%
   Emerging Growth Series (2/03/97)                10.55%            10.55%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

      From time to time, sales literature or advertisements may also quote average annual total returns and cumulative total returns that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the average annual total returns and cumulative total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn or the payment of the annual contract fee.

      Based on this non-standardized method of calculation, the Non-Standardized Average Total Returns and Non-Standardized Cumulative Total Returns for the Subaccounts for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
          Subaccount Non-Standardized Average Annual Total Return Table
--------------------------------------------------------------------------------
                                                   For the       For the period
                                                  one-year       from inception
                                                period ending          to
Subaccount (date of inception of subaccount)      12/31/97          12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (2/03/97)               6.64%             6.64%
   CitiSelect VIP Folio 300 (2/03/97)               7.75%             7.75%
   CitiSelect VIP Folio 400 (2/03/97)               8.86%             8.86%
   CitiSelect VIP Folio 500 (2/03/97)               9.97%             9.97%
   CitiFunds Small Cap Growth VIP                  12.20%            12.20%
     Portfolio (formerly Landmark Small Cap
     Equity VIP Fund) (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)             12.08%            19.64%
   Government Securities Fund (2/03/97)             6.64%             6.64%
   Growth Fund (2/03/97)                           23.39%            23.39%
   International Equity Fund (2/03/97)              5.53%             5.53%
   Value Fund (2/03/97)                            21.15%            21.15%
   Growth and Income Fund (2/03/97)                20.02%            20.02%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                      21.62%            22.81%
   High Income Portfolio (2/03/97)                 15.54%            15.54%
   Equity Income Portfolio (2/03/97)               24.52%            24.52%
   Overseas Fund (2/03/97)                          9.97%             9.97%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                  23.39%            23.39%
   Index 500 Portfolio (2/03/97)                   26.77%            26.77%
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)              -1.79%             3.39%
   Money Market Series (2/21/95)*                   2.83%             3.06%
   Bond Series (2/03/97)                            8.86%             8.86%
   Total Return Series (2/03/97)                   17.78%            17.78%
   Research Series (2/03/97)                       16.66%            16.66%
   Emerging Growth Series (2/03/97)                18.90%            18.90%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

--------------------------------------------------------------------------------
            Subaccount Non-Standardized Cumulative Total Return Table
--------------------------------------------------------------------------------
                                                   For the       For the period
                                                  one-year       from inception
                                                period ending          to
Subaccount (date of inception of subaccount)      12/31/97          12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (2/03/97)               6.64%             6.64%
   CitiSelect VIP Folio 300 (2/03/97)               7.75%             7.75%
   CitiSelect VIP Folio 400 (2/03/97)               8.86%             8.86%
   CitiSelect VIP Folio 500 (2/03/97)               9.97%             9.97%
   CitiFunds Small Cap Growth VIP                  12.20%            12.20%
     Portfolio (formerly Landmark Small Cap
     Equity VIP Fund) (2/03/97)
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund (2/21/95)             12.08%            67.00%
   Government Securities Fund (2/03/97)             6.64%             6.64%
   Growth Fund (2/03/97)                           23.39%            23.39%
   International Equity Fund (2/03/97)              5.53%             5.53%
   Value Fund (2/03/97)                            21.15%            21.15%
   Growth and Income Fund (2/03/97)                20.02%            20.02%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
   Growth Portfolio (2/21/95)                      21.62%            80.00%
   High Income Portfolio (2/03/97)                 15.54%            15.54%
   Equity Income Portfolio (2/03/97)               24.52%            24.52%
   Overseas Fund (2/03/97)                          9.97%             9.97%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund Portfolio (2/03/97)                  23.39%            23.39%
   Index 500 Portfolio (2/03/97)                   26.77%            26.77%
MFS VARIABLE INSURANCE TRUST
   World Governments Series (2/21/95)              -1.79%            10.00%
   Money Market Series (2/21/95)*                   2.83%             9.00%
   Bond Series (2/03/97)                            8.86%             8.86%
   Total Return Series (2/03/97)                   17.78%            17.78%
   Research Series (2/03/97)                       16.66%            16.66%
   Emerging Growth Series (2/03/97)                18.90%            18.90%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this subaccount than the total return quotation.

      Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed.

      In advertising and sales literature, the performance of each subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or mutual fund portfolios with investment objectives similar to each of the subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the

Variable Annuity Research Data Services ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

      Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

      Advertising and sales literature may also compare the performance of each subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deductions" for the expenses of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

      Comparison may also report other information including the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

Adjusted Historic Portfolio Performance Data

      The charts below show historic performance data for the portfolios, including for periods prior to the inception of the subaccounts, reduced by some or all of the fees and charges under the Contract. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed.

      For the purposes of calculating the average annual total returns and cumulative total returns of the portfolios, we have deducted a daily mortality and expense risk charge equal to 1.25% of annual assets (except that beginning March 2, 1998, we deduct the new mortality and expense risk charge of 0.84% of annual assets), the $30 annual contract fee and the applicable surrender charge.

      Based on the method of calculation described above, the Adjusted Average Annual Total Returns for the portfolios for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
              Adjusted Portfolio Average Annual Total Return Table
--------------------------------------------------------------------------------
                                                                       For the
                                        For the    For the    For the   period
Portfolio (date of inception of         one-year   5-year     10-year    from
of portfolio)                            period    period     period   inception
                                         ending    ending      ending     to
                                        12/31/97   12/31/97   12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)   -0.86%       N/A        N/A     -0.86%
   CitiSelect VIP Folio 300 (11/25/96)    0.17%       N/A        N/A      0.17%
   CitiSelect VIP Folio 400 (11/25/96)    1.20%       N/A        N/A      1.20%
   CitiSelect VIP Folio 500 (11/25/96)    2.24%       N/A        N/A      2.24%
   CitiFunds Small Cap Growth VIP
      Portfolio (formerly Landmark
      Small Cap Equity VIP Fund)
      (11/25/96)                          4.31%       N/A        N/A      4.31%
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund
      (5/05/93)                           4.80%       N/A        N/A     15.71%
   Government Securities Fund
      (5/05/93)                          -0.18%       N/A        N/A      3.26%
   Growth Fund (5/05/93)                 17.14%       N/A        N/A     15.42%
   International Equity Fund
      (5/05/93)                          -1.28%       N/A        N/A     10.33%
   Value Fund (5/05/93)                  14.21%       N/A        N/A     17.18%
   Growth and Income Fund (5/02/94)      16.07%       N/A        N/A     19.23%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND
   Growth Portfolio (10/9/86)            14.05%     16.10%     15.48%    13.97%
   High Income Portfolio (9/19/85)        8.67%     12.08%     11.17%    10.82%
   Equity Income Portfolio (10/9/86)     18.32%     18.22%     15.02%    12.97%
   Overseas Fund (1/28/87)                3.01%     12.24%      8.00%     6.63%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)        14.62%       N/A        N/A     25.72%
   Index 500 Portfolio (8/27/92)         22.64%     17.94%       N/A     18.12%
MFS VARIABLE INSURANCE TRUST
   World Governments Series
      (6/14/94)                          -8.75%       N/A        N/A      2.27%
   Money Market Series (1/03/95)*        -3.15%       N/A        N/A      1.52%
   Bond Series (10/24/95)                 1.64%       N/A        N/A      3.16%
   Total Return Series (1/03/95)         11.98%       N/A        N/A     16.83%
   Research Series (7/26/95)             11.02%       N/A        N/A     18.20%
   Emerging Growth Series (7/24/95)      12.54%       N/A        N/A     19.26%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

      The Adjusted Cumulative Total Returns for the portfolios for the periods ending December 31, 1997 were:

--------------------------------------------------------------------------------
                Adjusted Portfolio Cumulative Total Return Table
--------------------------------------------------------------------------------
                                                                       For the
                                        For the    For the    For the   period
Portfolio (date of inception of         one-year   5-year     10-year    from
of portfolio)                            period    period     period   inception
                                         ending    ending      ending     to
                                        12/31/97   12/31/97   12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)   -0.86%       N/A        N/A     -0.86%
   CitiSelect VIP Folio 300 (11/25/96)    0.17%       N/A        N/A      0.17%
   CitiSelect VIP Folio 400 (11/25/96)    1.20%       N/A        N/A      1.20%
   CitiSelect VIP Folio 500 (11/25/96)    2.24%       N/A        N/A      2.24%
   CitiFunds Small Cap Growth VIP
      Portfolio (formerly Landmark
      Small Cap Equity VIP Fund)
      (11/25/96)                          4.31%       N/A        N/A      4.31%
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund
      (5/05/93)                           4.80%       N/A        N/A     97.38%
   Government Securities Fund
      (5/05/93)                          -0.18%       N/A        N/A     16.11%
   Growth Fund (5/05/93)                 17.14%       N/A        N/A     95.09%
   International Equity Fund
      (5/05/93)                          -1.28%       N/A        N/A     58.14%
   Value Fund (5/05/93)                  14.21%       N/A        N/A    109.36%
   Growth and Income Fund (5/02/94)      16.07%       N/A        N/A     90.63%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND
   Growth Portfolio (10/9/86)            14.05%    111.05%    322.21%   334.51%
   High Income Portfolio (9/19/85)        8.67%     76.89%    188.65%   253.66%
   Equity Income Portfolio (10/9/86)     18.32%    131.02%    305.85%   293.46%
   Overseas Fund (1/28/87)                3.01%     78.16%    116.09%   101.68%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)        14.62%       N/A        N/A     98.47%
   Index 500 Portfolio (8/27/92)         22.64%    128.26%       N/A    143.62%
MFS VARIABLE INSURANCE TRUST
   World Governments Series
      (6/14/94)                          -8.75%       N/A        N/A      8.30%
   Money Market Series (1/03/95)*        -3.15%       N/A        N/A      4.62%
   Bond Series (10/24/95)                 1.64%       N/A        N/A      7.04%
   Total Return Series (1/03/95)         11.98%       N/A        N/A     59.32%
   Research Series (7/26/95)             11.02%       N/A        N/A     50.26%
   Emerging Growth Series (7/24/95)      12.54%       N/A        N/A     53.73%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

      From time to time, sales literature or advertisements may also quote adjusted average annual total returns and cumulative total returns for the portfolios that do not reflect the surrender charge or the Annual Contract Fee. These are calculated in exactly the same way as the adjusted portfolio average annual total returns and cumulative total returns described above, except that ending value for the period does not take into account any charges on amounts surrendered or withdrawn or the payment of the annual contract fee.

      Based on this method of calculation, the Adjusted Portfolio Average Total Returns and Cumulative Total Returns without the deduction of surrender charges and the Annual Contract Fee for the portfolios for the periods ending December 31, 1997 were:

              Adjusted Portfolio Average Annual Total Return Table
         Without Deduction of Surrender Charges and Annual Contract Fee
--------------------------------------------------------------------------------
                                                                       For the
                                        For the    For the    For the   period
Portfolio (date of inception of         one-year   5-year     10-year    from
of portfolio)                            period    period     period   inception
                                         ending    ending      ending     to
                                        12/31/97   12/31/97   12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)    6.64%       N/A        N/A      6.64%
   CitiSelect VIP Folio 300 (11/25/96)    7.75%       N/A        N/A      7.75%
   CitiSelect VIP Folio 400 (11/25/96)    8.86%       N/A        N/A      8.86%
   CitiSelect VIP Folio 500 (11/25/96)    9.97%       N/A        N/A      9.97%
   CitiFunds Small Cap Growth VIP
      Portfolio (formerly Landmark
      Small Cap Equity VIP Fund)
      (11/25/96)                         12.20%       N/A        N/A     12.20%
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund
      (5/05/93)                          11.92%       N/A        N/A     16.49%
   Government Securities Fund
      (5/05/93)                           6.64%       N/A        N/A      3.98%
   Growth Fund (5/05/93)                 25.10%       N/A        N/A     16.20%
   International Equity Fund
      (5/05/93)                           5.44%       N/A        N/A     11.09%
   Value Fund (5/05/93)                  21.96%       N/A        N/A     17.97%
   Growth and Income Fund (5/02/94)      23.96%       N/A        N/A     20.53%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND
   Growth Portfolio (10/9/86)            21.75%     16.36%     15.55%    14.04%
   High Income Portfolio (9/19/85)       16.02%     12.33%     11.24%    10.90%
   Equity Income Portfolio (10/9/86)     26.32%     18.49%     15.10%    13.04%
   Overseas Fund (1/28/87)               10.00%     12.53%      8.10%     6.72%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)        22.41%       N/A        N/A     27.78%
   Index 500 Portfolio (8/27/92)         30.96%     18.24%       N/A     18.21%
MFS VARIABLE INSURANCE TRUST
   World Governments Series
      (6/14/94)                          -2.51%       N/A        N/A      3.45%
   Money Market Series (1/03/95)*         3.48%       N/A        N/A      3.21%
   Bond Series (10/24/95)                 8.60%       N/A        N/A      5.47%
   Total Return Series (1/03/95)         19.60%       N/A        N/A     18.75%
   Research Series (7/26/95)             18.58%       N/A        N/A     20.57%
   Emerging Growth Series (7/24/95)      20.20%       N/A        N/A     21.65%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

--------------------------------------------------------------------------------
                Adjusted Portfolio Cumulative Total Return Table
         Without Deduction of Surrender Charges and Annual Contract Fee
--------------------------------------------------------------------------------
                                                                       For the
                                        For the    For the    For the   period
Portfolio (date of inception of         one-year   5-year     10-year    from
of portfolio)                            period    period     period   inception
                                         ending    ending      ending     to
                                        12/31/97   12/31/97   12/31/97  12/31/97
--------------------------------------------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   CitiSelect VIP Folio 200 (11/25/96)    6.64%       N/A        N/A      6.64%
   CitiSelect VIP Folio 300 (11/25/96)    7.75%       N/A        N/A      7.75%
   CitiSelect VIP Folio 400 (11/25/96)    8.86%       N/A        N/A      8.86%
   CitiSelect VIP Folio 500 (11/25/96)    9.97%       N/A        N/A      9.97%
   CitiFunds Small Cap Growth VIP
      Portfolio (formerly Landmark
      Small Cap Equity VIP Fund)
      (11/25/96)                         12.20%       N/A        N/A     12.20%
AIM VARIABLE INSURANCE FUNDS, INC.
   Capital Appreciation Fund
      (5/05/93)                          11.92%       N/A        N/A    103.67%
   Government Securities Fund
      (5/05/93)                           6.64%       N/A        N/A     19.95%
   Growth Fund (5/05/93)                 25.10%       N/A        N/A    101.32%
   International Equity Fund
      (5/05/93)                           5.44%       N/A        N/A     63.25%
   Value Fund (5/05/93)                  21.96%       N/A        N/A    116.01%
   Growth and Income Fund (5/02/94)      23.96%       N/A        N/A     98.38%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND
   Growth Portfolio (10/9/86)            21.75%    113.40%    324.83%   337.60%
   High Income Portfolio (9/19/85)       16.02%     78.90%    190.40%   256.64%
   Equity Income Portfolio (10/9/86)     26.32%    133.67%    308.56%   296.37%
   Overseas Fund (1/28/87)               10.00%     80.50%    118.04%   103.60%
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II
   Contrafund Portfolio (1/03/95)        22.41%       N/A        N/A    108.36%
   Index 500 Portfolio (8/27/92)         30.96%    131.22%       N/A    144.65%
MFS VARIABLE INSURANCE TRUST
   World Governments Series
      (6/14/94)                          -2.51%       N/A        N/A     12.80%
   Money Market Series (1/03/95)*         3.48%       N/A        N/A      9.92%
   Bond Series (10/24/95)                 8.60%       N/A        N/A     12.36%
   Total Return Series (1/03/95)         19.60%       N/A        N/A     67.30%
   Research Series (7/26/95)             18.58%       N/A        N/A     57.71%
   Emerging Growth Series (7/24/95)      20.20%       N/A        N/A     61.35%
--------------------------------------------------------------------------------

* The yield quotations for the MFS Money Market Series quoted above more closely reflect the current earnings of this portfolio than the total return quotation.

Effect of the Annual Contract Fee on Performance Data

      The Contract provides for a $30 Annual Contract Fee to be deducted annually at the end of each Contract Year from the Accounts based on the proportion of the Contract Value invested in each such Account. For purposes of reflecting the contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Contract Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated. This fee is waived for Contracts having a Contract Value of at least $25,000 or if, during the Contract Year, purchase payments of at least $2,500 ($2,000 for Qualified Contracts), exclusive of the initial purchase payment, are paid.


                            VARIABLE ANNUITY PAYMENTS


Assumed Investment Rate

      The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

Amount of Variable Annuity Payments

      The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

      The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

      The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

      Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

      The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

Annuity Unit Value

      The annuity unit value is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

      (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

      (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

      The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.


                Illustration of Calculation of Annuity Unit Value

      1.    Net Investment Factor for period ....................... 1.003662336

      2.    Adjustment for 3% Assumed Investment Rate .............. 0.999919016

      3.    2x1 .................................................... 1.003581055

      4.    annuity unit value, beginning of valuation period ......   10.743769

      5.    annuity unit value, end of valuation period (3x4) ......   10.782243


                                  LEGAL MATTERS

      All matters relating to Arizona law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by Catherine S. Mulholland, General Counsel of the Company. Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                                     EXPERTS

      The statutory financial statements of Citicorp Life Insurance Company as of December 31, 1997 and 1996, and for each of the years in the three-year period ended December 31, 1997 and the financial statements for the Separate Account as of December 31, 1997 have been included herein and in the registration statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

      The report of KPMG Peat Marwick LLP covering the financial statements of Citicorp Life Insurance Company contains an explanatory paragraph which states that the financial statements are presented in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of Arizona. These practices differ in some respects from generally accepted accounting principles. The financial statements do not include any adjustments that might result from the differences.


                                OTHER INFORMATION

      A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS

      The audited Statutory Financial Statements of the Company as of December 31, 1997 and 1996 and for the years ended December 31, 1997, 1996 and 1995, as well as the Independent Auditor's Report which appear in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. This Statement of Additional Information also contains audited financial statements for the Separate Account as of December 31, 1997.

                      CITICORP LIFE INSURANCE COMPANY
                (A Wholly Owned Subsidiary of Citibank Delaware)

                      Statutory Financial Statements

                      December 31, 1997, 1996, and 1995

                   (With Independent Auditors' Report Thereon)

                     [LETTERHEAD OF KPMG PEAT MARWICK LLP]

                          Independent Auditors' Report

   The Board of Directors
   Citicorp Life Insurance Company:

   We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company (a wholly owned subsidiary of Citibank Delaware) as of December 31, 1997 and 1996, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Arizona, which practices differ from generally accepted accounting principles. The effect on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

   In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Citicorp Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations or its cash flows for the years then ended.

   Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Citicorp Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1997, on the basis of accounting as described in note 1.

   Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedule is presented for purposes of additional analysis, and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                       /s/ KPMG Peat Marwick LLP


   April 17, 1998

CITICORP LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities, and Capital and Surplus

December 31, 1997, 1996, and 1995

---------------------------------------------------------------------------------

                    Admitted Assets                      1997           1996
---------------------------------------------------------------------------------
Cash and investments - other than investments
  in insurance affiliates:
    Bonds                                            $353,130,836    296,552,241
    Mutual funds                                               --             --
    Mortgage loans                                      1,311,377      1,499,111
    Cash on hand and on deposit                         6,929,415      2,079,352
    Short-term investments                             58,912,105    161,562,000
    Real estate                                        26,054,375     26,556,748
    Options                                             1,346,215             --
Investments in insurance affiliates                    63,998,710     53,657,060
--------------------------------------------------------------------------------
Total cash and investments                            511,683,033    541,906,512

Net deferred and uncollected premiums                   1,399,627      1,652,620
Due from reinsurers                                    17,121,282     19,788,541
Accrued investment income                               5,412,349      5,718,087
Other assets                                              772,162      2,972,118
--------------------------------------------------------------------------------

Total admitted assets excluding separate
  account assets                                      536,388,453    572,037,878

Separate account assets                                54,061,319      8,597,937
--------------------------------------------------------------------------------

Total admitted assets                                $590,449,772    580,635,815
--------------------------------------------------------------------------------

              Liabilities and Capital and Surplus
--------------------------------------------------------------------------------

Liabilities:
   Future policy benefit reserves:
    Life insurance                                      6,023,072      6,504,204
    Accident and health insurance                       1,064,091      1,267,906
    Policyholder account balances - annuities         102,080,678     75,883,346
   Policy and contract claim reserves:
    Life insurance                                      4,785,221      5,969,586
    Accident and health insurance                      19,461,833     19,577,316
   General expenses due or accrued                         67,291        180,250
   Federal income taxes due to parent                  35,413,211     35,614,548
   Asset valuation reserve                             14,630,806     14,138,247
   Interest maintenance reserve                         8,552,176      9,027,467
   Other liabilities                                    1,480,893      1,292,411
--------------------------------------------------------------------------------

Total liabilities excluding separate
account liabilities                                   193,559,272    169,455,281

   Separate account liabilities                        42,799,108        601,103
--------------------------------------------------------------------------------

Total liabilities                                     236,358,380    170,056,384
--------------------------------------------------------------------------------

Commitments and contingencies
Capital and surplus:
   Capital stock - $1 par value per share;
    5,000,000 shares authorized; 2,500,000 shares
    issued and outstanding                              2,500,000      2,500,000
   Surplus:
    Paid-in                                             3,399,878      3,399,878
    Assigned - separate account                        11,262,211      7,996,834
    Unassigned                                        336,929,303    396,682,719
--------------------------------------------------------------------------------

Total capital and surplus                             354,091,392    410,579,431
--------------------------------------------------------------------------------

Total liabilities and capital and surplus            $590,449,772    580,635,815
--------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

CITICORP LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 1997, 1996, and 1995

------------------------------------------------------------------------------------------------------------
                                                             1997               1996                1995
------------------------------------------------------------------------------------------------------------
Revenues:
   Premiums and annuity considerations:
    Annuities                                          $  72,200,297          21,559,834          17,404,560
    Life insurance                                        26,439,369          28,870,474          35,711,063
    Accident and health insurance                         47,455,840          48,512,593          51,595,154
------------------------------------------------------------------------------------------------------------

Total premium and annuity considerations                 146,095,506          98,942,901         104,710,777

   Net investment income (including
    dividends from subsidiaries of $20.0,
    $74.3, and $5.7 million in 1997, 1996,
    and 1995, respectively)                               47,212,270         102,762,955          23,484,474
   Amortization of interest maintenance reserve              964,031           1,300,049           1,493,637
   Commissions and expense allowances on
    reinsurance ceded                                        194,346             256,312             308,635
   Net gain from operations in separate accounts           2,775,548             547,873                  --
   Other                                                     301,918             (12,409)              4,085
------------------------------------------------------------------------------------------------------------

Total revenues                                           197,543,619         203,797,681         130,001,608
------------------------------------------------------------------------------------------------------------

Benefits and expenses:
   Death and other policy benefits:
    Annuities                                              2,111,772           1,527,015           1,327,395
    Life insurance                                        13,039,222          15,268,489          17,389,922
    Accident and health insurance                         19,889,996          22,187,628          18,609,868
    Surrenders                                             8,395,452           5,219,710           4,902,176
   Change in future policy benefits:
    Annuities                                             26,197,332          17,492,764          13,160,867
    Life insurance                                          (481,132)           (446,083)         (1,245,900)
    Accident and health insurance                           (203,816)            (20,674)             (8,009)
   Other operating costs and expenses:
    Commissions                                           13,994,793           8,829,493          11,117,619
    General insurance expenses                            13,341,637          15,992,174          18,718,836
    Net transfers to separate accounts                    38,066,102             589,552              10,282
   Other                                                     (66,555)            324,674              (5,905)
------------------------------------------------------------------------------------------------------------

Total benefits and expenses                              134,284,803          86,964,742          83,977,151
------------------------------------------------------------------------------------------------------------

Income from operations before federal
   income tax expense and net realized
   capital gains (losses)                                 63,258,816         116,832,939          46,024,457
Federal income tax expense                                20,097,427          14,240,457          15,481,637
------------------------------------------------------------------------------------------------------------

Income from operations before net realized
   capital gains (losses)                                 43,161,389         102,592,482          30,542,820

Net realized capital gains (losses), net of
   IMR transfer                                                   --             101,296            (626,923)
------------------------------------------------------------------------------------------------------------

Net income                                             $  43,161,389         102,693,778          29,915,897
------------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

CITICORP LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 1997, 1996, and 1995

----------------------------------------------------------------------------------------
                                                1997            1996            1995
----------------------------------------------------------------------------------------
Capital and surplus at beginning of year   $ 410,579,431     349,380,157     319,456,225

Net income                                    43,161,389     102,693,778      29,915,897

Net unrealized gain (loss) from
revaluation of investments                     1,337,886     (45,000,202)     15,824,719

Change in asset valuation reserve               (492,559)      9,386,758      (7,188,498)

Dividends on common stock                   (100,000,000)             --     (16,000,000)

Change in nonadmitted assets                       3,914          67,901         (77,147)

Surplus paid in                                       --       1,500,000              --

Change in unassigned surplus -
separate accounts                                489,829      (7,448,961)      7,448,961

Surplus contributed to separate accounts        (988,498)             --              --
----------------------------------------------------------------------------------------

Capital and surplus at end of year         $ 354,091,392     410,579,431     349,380,157
----------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

CITICORP LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 1997, 1996, and 1995

------------------------------------------------------------------------------------------------------

                                                               1997           1996            1995
------------------------------------------------------------------------------------------------------
Cash from operating activities:
   Premiums and annuity considerations                   $ 146,348,499      99,269,724     105,047,103
   Net investment income received                           48,922,731     104,780,308      30,896,829
   Other income received                                       277,427         (12,409)          4,085
   Allowances and reserve adjustments received
    on reinsurance ceded                                       194,346         256,312         308,635
   Life and accident and health claims, and other
    benefits paid                                          (44,739,184)    (41,824,703)    (37,762,652)
   Commissions, other expenses, and taxes paid             (27,449,387)    (25,359,582)    (29,416,131)
   Federal income taxes paid                               (20,561,930)    (11,210,540)    (33,773,867)
   Net transfer to separate accounts                       (39,795,018)       (589,552)        (10,282)
   Net surplus contribution to separate account               (988,498)             --              --
------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                   62,208,986     125,309,558      35,293,720
------------------------------------------------------------------------------------------------------

Cash from investing activities:
   Proceeds from investments sold, matured, or repaid:
    Bonds                                                   84,612,461      74,104,424      56,095,825
    Stocks                                                          --       1,755,839          10,670
    Mortgage loans                                             187,734         535,983         213,130
    Other                                                         (120)            772          18,303
    Separate account capitalization                                 --              --      (7,000,000)
   Cost of investments acquired (long-term only):
    Cost of bonds acquired                                (141,341,381)    (94,496,685)    (56,547,871)
    Cost of stocks acquired - affiliates                    (9,000,000)     (6,500,000)             --
    Tax on capital gains (losses)                                   --        (626,923)       (748,898)
    Other                                                   (1,349,980)             --              --
------------------------------------------------------------------------------------------------------

Net cash used in investing activities                      (66,891,286)    (25,226,590)     (7,958,841)
------------------------------------------------------------------------------------------------------

Cash from financing activities:
   Surplus paid in                                                  --       1,500,000              --
   Other cash provided                                       8,392,371      30,952,803       2,831,771
   Dividends paid to stockholder                          (100,000,000)    (16,000,000)    (15,000,000)
   Change in due from reinsurers                             2,667,259       5,001,222      (7,867,886)
   Other cash used                                          (4,177,162)    (28,458,313)     (3,450,732)
------------------------------------------------------------------------------------------------------

Net cash used in financing activities                      (93,117,532)     (7,004,288)    (23,486,847)
------------------------------------------------------------------------------------------------------

Net change in cash on hand and on deposit
   and short-term investments                              (97,799,832)     93,078,680       3,848,032
Cash on hand and on deposit and short-term
   investments, beginning of year                          163,641,352      70,562,672      66,714,640
------------------------------------------------------------------------------------------------------

Cash on hand and on deposit and short-term
   investments, end of year                              $  65,841,520     163,641,352      70,562,672
------------------------------------------------------------------------------------------------------

See accompanying notes to statutory financial statements.

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 1997, 1996, and 1995

--------------------------------------------------------------------------------

(1)   Basis of Presentation and Summary of Significant Accounting Policies

      Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citibank Delaware (the Parent), which is a second tier wholly owned subsidiary of Citicorp. The Company issues and assumes term life insurance, credit life, credit accident and health, credit involuntary unemployment, single and flexible premium deferred annuity policies, and variable deferred annuity policies. The Company also writes and assumes mortgage disability policies. The Company is licensed to issue insurance in 47 states and the District of Columbia. The majority of the Company's business is generated through customers of Citicorp and its subsidiaries. At December 31, 1997, the Company has two wholly owned insurance company subsidiaries, First Citicorp Life Insurance Company and Citicorp Assurance Co. (CAC), both of which are accounted for on the statutory equity method.

      On January 1, 1996, the credit involuntary unemployment business which had been assumed by FG Casualty Company, a wholly owned subsidiary of the Company and FG Insurance Corporation, an affiliate of the Company, prior to 1996 was transferred to CAC. CAC was dividended to the Company and became a wholly owned subsidiary during 1996. During the first quarter of 1996, FG Casualty Company and FG Insurance Corporation were sold to an unrelated third party.

      The accompanying statutory financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the Department of Insurance of the State of Arizona, which vary in some respects from generally accepted accounting principles (GAAP) as discussed more fully in note 12. The preparation of statutory financial statements requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities as of the date of the financial statements. Actual results could differ from these estimates.

      The significant statutory accounting policies are as follows:

            Revenue and Expenses

      Life premiums are reflected as earned on the policy anniversary date. Annuity considerations are reported as income when received. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy. Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year. Uncollected premiums represent premiums due less accident and health premiums over 90 days past due. Expenses, including acquisition costs related to acquiring new business and interest credited to policyholder account balances, are charged to operations as incurred. Investment income is recognized as earned.

            Policy Reserves

      The liability for future life policy benefits is based on statutory mortality and interest requirements without consideration of withdrawals. The mortality table and interest assumptions currently being used on the majority of new ordinary and group life policies are the 1980 Commissioners Standard Ordinary (CSO) table, with 4.5% to 5.25% interest on a Commissioners Reserve Valuation Method (CRVM) basis. With respect to in-force ordinary life and group policies, the mortality table and interest assumptions are from the 1980 CSO table with 4.5% to 6% interest. The Company utilizes the 1980 CSO table with 5.5% to 6% interest for most credit life policies. Life reserves are generally calculated on either a net level or CRVM reserve basis.

      For deferred annuities, policyholder account balances are computed on the Commissioners Annuity Reserve Valuation Method (CARVM) using appropriate issue-year interest rates ranging from 5.5% to 6.5%.

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

      Future policy benefits on accident and health insurance are based on unearned premiums computed on a pro rata basis. The Company provides a liability for accident and health claims which represents an estimate of the ultimate cost of unpaid claims incurred through December 31 of each year. Management believes this liability will be adequate to cover such costs; however, the ultimate liability may be more or less than the estimated liability.

            Investments

      Bonds and stocks are valued as prescribed by the National Association of Insurance Commissioners (NAIC). Bonds and short-term investments, which consist primarily of U.S. Treasury, corporate, and mortgage-backed securities, are generally carried at amortized cost, preferred stocks are generally carried at cost, and common stocks of unaffiliated companies are generally carried at fair value. Investments in common stock of insurance affiliates are recorded at their underlying statutory book value with changes in book value reflected in surplus. Mortgage loans are stated at the unpaid principal balance and represent first liens on residential properties located in the United States. Real estate is carried at cost less accumulated depreciation of $5,704,344, $5,201,971, and $4,699,598 in 1997, 1996, and 1995, respectively, which is calculated on a straight-line basis over the estimated life of the property (50 years).

      Life insurance companies are required to establish an Asset Valuation Reserve (AVR) and an Interest Maintenance Reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate, and other invested assets for the purpose of stabilizing surplus against the effect of fluctuations in the value of investments and is recorded as a direct charge to surplus in accordance with statutory accounting practices. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them into income over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of such net unrealized capital gains and losses not yet taken into income.

            Capital Gains and Losses

      The cost of investments sold is generally determined on the first-in, first-out method and includes the effects of any related amortization of premium or accretion of discount. Realized investment gains and losses are reported net of income taxes of $263,167, $52,836, and $626,923 in 1997, 1996, and 1995, respectively, and are included in the determination of net income. Realized investment gains exclude $488,739, $(3,171), and $1,791,210, which were transferred to the IMR in 1997, 1996, and 1995, respectively, net of federal income taxes.

            Separate Account Assets and Liabilities

      The assets and liabilities of the Separate Account represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts for the exclusive benefit of variable annuity contractholders. The Company receives administrative fees from the Separate Account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the Separate Account are carried at fair value. During 1997, the Company transferred $43 million from its general fund to provide initial capital for additional fund options. The Company withdraws its initial capital as deposits increase from contractholders. At December 31, 1997 and 1996, $11,262,211 and $7,996,834, respectively, represented the Company's funds on deposit in the separate account and are reflected as assigned surplus. Beginning in 1996, the Company has reflected the net gain from operations of the Separate Account, which consists of annuity considerations and investment income less contractholder reserves and expenses, in the statement of operations. Prior to 1996, the net gain from operations of the Separate Account was recorded as an adjustment to surplus.

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

            Nonadmitted Assets

      Assets included in the statutory statements of admitted assets, liabilities, and capital and surplus are at "admitted asset values." Nonadmitted assets, principally capitalized expenditures for furniture and equipment, are excluded from the accompanying statutory financial statements through a charge against unassigned surplus.

            Federal Income Taxes

      Federal income taxes are charged to operations based on income that is currently taxable. No charge to operations is made or liability established for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

         Fair Value Disclosures

      Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care. The following methods and assumptions were used to estimate the fair market value of each class of financial instrument for which it was practicable to estimate fair value:

            Investment securities - Fixed maturities are based on market prices obtained from a pricing service which approximates fair value.

            Mortgage loans - First mortgages on real estate are carried at the unpaid principal balance. As discussed in note 3, the Company bears no credit risk as all mortgage loans were purchased, with recourse, from an affiliate. The carrying value of mortgage loans approximates fair value.

            Policyholder account balances - The liability for policyholder account balances is related to investment-type annuity contracts for which crediting rates are subject to adjustment annually, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. The carrying value approximates fair value at December 31, 1997 and 1996.

            Cash and short-term investments - The carrying amount is a reasonable estimate of fair value.

                  Cash and Cash Equivalents

            For purposes of reporting cash flows, cash and cash equivalents represent demand deposits and highly liquid short-term investments, which include U.S. Treasury bills, commercial paper, and repurchase agreements with original or remaining maturities of 90 days or less when purchased.

                  Reclassifications

            Certain reclassifications have been made to the 1996 and 1995 information to conform with the 1997 presentation.

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

(2)   Reinsurance

      Insurance is assumed from other companies in areas where the Company had or has limited authority to write business. Normally, a commission based on net written premiums is charged by the ceding company under the terms of the agreement.

      The effect of reinsurance on premiums for the years ended December 31, 1997, 1996, and 1995 is as follows:


-----------------------------------------------------------------------------------------

                                                   1997          1996          1995
-----------------------------------------------------------------------------------------
      Direct premiums:
        Annuities                              $72,200,297     21,559,834     17,404,560
        Life                                     7,122,026      7,908,778     11,180,195
        Accident and health                      3,507,386      5,266,759      9,039,109
      Premiums assumed - life                   20,068,879     24,051,178     25,020,842
      Premiums assumed - accident and health    44,020,047     43,414,326     42,608,235
      Premiums ceded - life                       (751,536)    (3,089,484)      (489,974)
      Premiums ceded - accident and health         (71,593)      (168,490)       (52,190)
-----------------------------------------------------------------------------------------

      Net premiums earned                     $146,095,506     98,942,901    104,710,777
-----------------------------------------------------------------------------------------

      Reserve credits taken with respect to risks ceded to other companies amounted to approximately $1,148,262, $1,252,712, and $1,345,978 at
      December 31, 1997, 1996, and 1995, respectively. The Company remains contingently liable with respect to any reinsurance ceded and would become actually liable if the assuming company was unable to meet its obligations under the reinsurance treaty.

      The Company received approximately 97%, 96%, and 98% of its assumed premiums from three unrelated insurance companies in 1997, 1996, and 1995, respectively.


 (3)  Investments

      Major categories of net investment income for the years ended December 31, 1997, 1996, and 1995 consist of the following:

---------------------------------------------------------------------------------------

                                                   1997          1996          1995
---------------------------------------------------------------------------------------
      Bonds                                    $20,831,460    19,749,865    19,038,491
      Stocks (subsidiaries)                     20,000,000    74,289,520            --
      Mortgage loans                               117,275       125,648       166,072
      Real estate                                3,126,593     2,866,044     3,126,593
      Short-term investments                     4,507,298     6,856,874     2,382,964
      Other                                        (80,240)      114,269         2,614
---------------------------------------------------------------------------------------

      Total investment revenue                  48,502,386   104,002,220    24,716,734

      Investment expense                         1,290,116     1,239,265     1,232,260
---------------------------------------------------------------------------------------

      Net investment income                    $47,212,270   102,762,955    23,484,474
---------------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

      Investment expense includes $502,373 in depreciation on investments in real estate for 1997, 1996, and 1995.

      Investments in bonds at December 31, 1997 and 1996 are summarized below.

-------------------------------------------------------------------------------------------------
                                                                     1997
                                              ---------------------------------------------------
                                                              Gross        Gross       Estimated
                                                Carrying    unrealized   unrealized      fair
                                                 value        gains       losses         value
-------------------------------------------------------------------------------------------------
      Bonds:
        U.S. Treasury securities             $ 17,300,834      65,459      (12,151)    17,354,142
        U.S  government agency                 97,820,711     413,983     (420,059)    97,814,635
        Industrial and miscellaneous bonds    238,009,291   2,356,466   (1,599,464)   238,766,293
-------------------------------------------------------------------------------------------------

      Total bonds                            $353,130,836   2,835,908   (2,031,674)   353,935,070
-------------------------------------------------------------------------------------------------
                                                                     1996
                                              ---------------------------------------------------
                                                              Gross        Gross       Estimated
                                                Carrying    unrealized   unrealized      fair
                                                 value        gains       losses         value
-------------------------------------------------------------------------------------------------
       Bonds:
         U.S. Treasury securities           $ 19,898,960      90,486   (1,054,088)    18,935,358
         U.S. government agency               89,860,220     430,728   (1,649,602)    88,641,346
         Industrial and miscellaneous bonds  186,793,061   1,318,830   (4,003,535)   184,108,356
-------------------------------------------------------------------------------------------------

       Total bonds                          $296,552,241   1,840,044   (6,707,225)   291,685,060
-------------------------------------------------------------------------------------------------

      The carrying and estimated fair values of bonds at December 31, 1997, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

--------------------------------------------------------------------------------
                                                                       Estimated
                                                        Carrying         fair
                                                          value          value
--------------------------------------------------------------------------------
      Within 1 year                                  $  2,999,099      2,988,320
      After 1 year through 5 years                     15,970,562     16,091,450
      After 5 years through 10 years                  109,844,697    109,387,548
      After 10 years through 20 years                   9,135,893      9,082,483
      After 20 years                                   21,607,144     22,015,566
      Mortgage-backed and asset-backed securities     193,573,441    194,369,703
--------------------------------------------------------------------------------

                                                     $353,130,836    353,935,070
--------------------------------------------------------------------------------

                                                                     (Continued)
                                       10

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

      Proceeds from sale of bonds during 1997, 1996, and 1995 were $64,431,719, $61,066,581, and $51,565,705, respectively. Gross gains of $938,918,
      $1,075,411, and $1,857,733, and gross losses of $251,667, $1,081,062, and
      $95,496 were realized on those sales in 1997, 1996, and 1995, respectively.

      Investments in mortgage loans were purchased from Citicorp Mortgage, Inc.
      (CMI), an affiliate, pursuant to a Mortgage Loan Purchase and Sale Agreement. In the event of default by the borrower, CMI has agreed to take back the related loans at current book value.


(4)   Investments on Deposit

      At December 31, 1997, 1996, and 1995, investments with a carrying value of $2,808,189, $2,701,958, and $2,695,641, respectively, were on deposit with various state insurance departments as required by law and $3,728,341, $4,819,650, and $2,665,960, respectively, were on deposit in escrow accounts under the terms of certain of the Company's reinsurance agreements.


(5)   Investments in Affiliates

      Investments in affiliates is comprised of the following:

      Condensed financial information for First Citicorp Life Insurance Company, on a statutory basis, is as follows:

--------------------------------------------------------------------------------

                                           1997          1996           1995
--------------------------------------------------------------------------------
      Balance sheet at December 31:
       Admitted assets                $515,678,672    291,720,101    200,416,978
       Liabilities                     490,466,856    272,567,912    182,465,874
--------------------------------------------------------------------------------

      Capital and surplus             $ 25,211,816     19,152,189     17,951,104
--------------------------------------------------------------------------------
      Results of operations:
       Premiums earned                 250,565,989    112,681,329    108,340,895
       Benefits and expenses           273,184,335    126,674,439    117,006,106
      Investment income, including
         realized gains                 20,772,942     16,263,882     10,684,469
      Other income                         943,024        502,543         83,188
--------------------------------------------------------------------------------
      Income (loss) before federal
         income taxes                     (902,380)     2,773,315      2,102,446
      Federal income tax expense         1,848,635      1,178,369      2,123,528
--------------------------------------------------------------------------------
      Net income (loss)               $ (2,751,015)     1,594,946        (21,082)
--------------------------------------------------------------------------------

      During 1996, all operations of FG Casualty Company were transferred to CAC, along with the operations of FG Insurance Corporation, an affiliate of the Company. During 1996, CAC became a wholly owned subsidiary of the Company and FG Casualty Company was sold to an unrelated third party (note
      1). The sale of FG Casualty Company was insignificant to the financial position of the Company.

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

      Condensed financial information for CAC, on a statutory basis, is as follows:

--------------------------------------------------------------------------------
                                             1997          1996         1995
--------------------------------------------------------------------------------
      Balance sheet at December 31:
       Admitted assets                    $73,854,894    56,301,892   1,807,771
       Liabilities                         35,068,000    21,797,022      71,700
--------------------------------------------------------------------------------

      Capital and surplus                 $38,786,894    34,504,870   1,736,071
--------------------------------------------------------------------------------

      Results of operations:
       Net premiums earned                 68,420,444    66,903,396          --
       Losses and underwriting expenses    33,154,319    25,003,148          --
--------------------------------------------------------------------------------

      Underwriting gain                    35,266,125    41,900,248          --
      Investment income                     2,316,371       825,948     109,369
      Other income                                 --            --          --
--------------------------------------------------------------------------------

      Income before federal income taxes   37,582,496    42,726,196     109,369
      Federal income tax expense           13,300,474    14,957,396      38,855
--------------------------------------------------------------------------------

      Net income                          $24,282,022    27,768,800      70,514
--------------------------------------------------------------------------------

      Condensed financial information for FG Casualty Company, on a statutory basis, is as follows:

--------------------------------------------------------------------------------

                                              1997         1996         1995
--------------------------------------------------------------------------------

      Balance sheet at December 31:
       Admitted assets                     $       --           --   88,552,358
       Liabilities                                 --           --   12,745,798
--------------------------------------------------------------------------------

      Capital and surplus                  $       --           --   75,806,560
--------------------------------------------------------------------------------

      Results of operations:
       Net premiums earned                 $       --           --   17,297,323
       Losses and underwriting expenses            --           --    9,057,292
--------------------------------------------------------------------------------

      Underwriting gain                            --           --    8,240,031
      Investment income, including
          realized gains                           --           --    4,165,601
--------------------------------------------------------------------------------

      Income before federal income taxes           --           --   12,405,632
      Federal income tax expense                   --           --    4,554,315
--------------------------------------------------------------------------------

      Net income                           $       --           --    7,851,317
--------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

(6)   Accident and Health Insurance Policy and Contract Claims

      Activity in the liability for accident and health insurance policy and contract claims is summarized as follows:

--------------------------------------------------------------------------------
                                           1997           1996         1995
--------------------------------------------------------------------------------
      Balance at January 1             $20,237,540   17,094,210    10,793,721
--------------------------------------------------------------------------------
      Incurred related to:
       Current year                     21,833,053   25,334,054    21,893,536
       Prior years                      (2,038,251)  (3,071,930)   (3,297,260)
--------------------------------------------------------------------------------
      Total incurred                    19,794,802   22,262,124    18,596,276
--------------------------------------------------------------------------------
      Paid related to:
       Current year                      8,113,616   10,574,937     7,366,024
       Prior years                      11,891,865    8,543,857     4,929,763
--------------------------------------------------------------------------------
      Total paid                        20,005,481   19,118,794    12,295,787
--------------------------------------------------------------------------------
      Balance at December 31           $20,026,861   20,237,540    17,094,210
--------------------------------------------------------------------------------

      The schedule above reflects the due and unpaid, in the course of settlement, and incurred but not reported components of the unpaid claims reserves for the Company's health and disability coverages. The schedule also includes unpaid claims reserves recorded in future policy benefits which represent the present value of amounts not yet due on claims.

(7)   Federal Income Taxes

      The Company files a consolidated Federal income tax return with its ultimate parent, Citicorp, and its other subsidiaries. The Company participates in a tax-sharing agreement with the Parent whereby it is liable to the Parent for Federal income taxes as if it filed on a stand alone basis.

      Under the Life Insurance Company Income Tax Act of 1959, a portion of income prior to 1984 is not subject to Federal income taxes, within certain limits, until it is distributed to stockholders, at which time the distribution is taxed at ordinary corporate rates. The untaxed income is accumulated in a memorandum tax account designated as "Policyholders' Surplus Account." The accumulated "Policyholders' Surplus Account," as reported in the Federal income tax returns at December 31, 1997, 1996, and 1995, was approximately $10,532,900. Based on the current tax rate, if such accumulated amounts were distributed to stockholders, the income tax would be approximately $3,686,500. Since the Company does not intend to make any significant taxable distributions in the foreseeable future, no provision for such taxes has been made in the accompanying statutory financial statements.

      At December 31, 1997, the Company had a stockholder's surplus account balance of approximately $244,721,000 from which it could pay dividends to the stockholder without incurring additional federal income tax liability.

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

      Federal income tax expense on income from operations varies from amounts computed by applying the current federal corporate income tax rate to income from operations before federal income tax expense and net realized capital gains (losses). The reasons for these differences, and the tax effects thereof, are as follows:

--------------------------------------------------------------------------------------------------------
                                           1997                      1996                     1995
                                       ------------              ------------             ------------
                                   Amount      Percent       Amount      Percent       Amount    Percent
--------------------------------------------------------------------------------------------------------
   Computed "expected" tax
     at U.S. corporate tax rate   $22,140,586     35.00%    $40,891,529    35.00%    $16,108,560   35.00%
   Difference between
     changes in
     statutory reserves
     as compared to
     tax reserves                     164,199       .26        (100,513)    (.10)        254,169     .55
   Policy acquisition
     expenses
     capitalized, net
     of amortization                  248,167       .39         (48,558)    (.05)        171,520     .37
   Dividend exclusion              (7,000,000)   (11.07)    (26,001,332)  (22.26)             --      --
   Amortization of IMR               (337,411)     (.53)       (455,017)    (.39)       (522,773)  (1.14)
   Prior year taxes                  (758,857)    (1.20)             --       --              --      --
   Other, net                       5,640,743      8.92         (45,652)    (.01)       (529,839)  (1.15)
--------------------------------------------------------------------------------------------------------
                                  $20,097,427     31.77%    $14,240,457    12.19%    $15,481,637   33.63%
--------------------------------------------------------------------------------------------------------

(8)   Related Party Transactions

      The Company leases two buildings to an affiliate and rental income received from this affiliate of $3,127,000, $2,866,000, and $3,127,000 in 1997, 1996, and 1995, respectively, is included in net investment income. These leases expire at various dates and contain options for renewal. The future minimum rental income for the year ending December 31, 1998 is $3,127,000 under the terms of the leases.

      The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses incurred under such agreements were $2,377,645, $2,766,904, and $2,865,000 in 1997, 1996, and 1995, respectively.

      The Company utilizes the services of Citicorp Insurance Services, Inc. and CMI. Employees of these companies are eligible to participate in defined benefit plans provided by Citicorp. Charges for these services are based on the actual salary and benefit costs of employees providing service to the Company. Included in these charges are costs associated with Citicorp's benefit plans.

(9)   Dividend Restrictions

      The maximum amount of dividends which can be paid by Arizona insurance companies without the prior approval of the Arizona Director of Insurance is not to exceed the lesser of 10% of policyholder surplus as of December 31 of the preceding year or net gain from operations. The Company requires prior approval from the Arizona Department of Insurance prior to declaring any dividends in 1998.
                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

--------------------------------------------------------------------------------

      Dividends totaling $100 million were paid in 1997.
      A dividend of $16 million was declared in 1995 and paid in 1996.


(10)  Risk-Based Capital

      The insurance departments of various states, including the Company's domiciliary state of Arizona, impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of life insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

      The RBC guidelines define specific capital levels where action by the Company or regulatory intervention is required based on the ratio of a Company's actual total adjusted capital (sum of capital and surplus and asset valuation reserve) to control levels determined by the RBC formula. At December 31, 1997, the Company's actual total adjusted capital exceeded all regulatory requirements; thus, no action by the Company or its regulators is required.


(11)  Commitments and Contingencies

      The Company is involved in various litigation arising in the ordinary course of operations. Management is of the opinion, after reviewing these matters with legal counsel, that the ultimate liability, if any, resulting from any or all of the above matters would not have a material adverse effect on the Company's financial position.


(12) Differences Between Generally Accepted Accounting Principles and Statutory Accounting Practices

      Statutory accounting practices differ in some respects from generally accepted accounting principles. Under GAAP, the following applies:

      (a) The liability for future policy benefits is computed using the rule-of-78s and pro rata methods.

      (b) Life premiums are reflected as earned when due. Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

      (c) Acquisition costs are capitalized and amortized generally over the premium paying period for individual life contracts and in relation to the estimated present value of gross profits of the underlying business for interest-sensitive life and investment contracts.

      (d) Deferred income taxes are provided for the tax effects of temporary differences between the financial reporting and tax basis of assets and liabilities.

      (e) Nonadmitted assets, less applicable allowance accounts, are restored to the balance sheet.

      (f) Asset valuation and interest maintenance reserves are not provided.

      (g) Realized investment gains (losses) resulting from changes in interest rates are recognized when the related security is sold.

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

-------------------------------------------------------------------------------

      (h) Majority-owned subsidiaries are consolidated and the Company's investment in subsidiaries is eliminated in consolidation.

      (i) Debt securities are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Held-to-maturity securities are carried at amortized cost. Trading securities are reported at fair value with unrealized gains and losses included in earnings. Available-for-sale securities are reported at fair value with unrealized gains and losses excluded from earnings and reported as a separate component of equity, net of tax.

      (j) Reinsurance premiums, commissions, expense reimbursements, and reserves would be presented on a gross basis consistent with terms of the reinsurance contracts.

          The statutory financial statements do not include any adjustments that might result from differences between statutory accounting practices and GAAP.

                                                                      Schedule 1

CITICORP LIFE INSURANCE COMPANY

Schedule of Selected Financial Data From Annual Statement

Year ended December 31, 1997

--------------------------------------------------------------------------------
Investment income earned:
   Government bonds                                                 $ 4,654,857
   Other bonds (unaffiliated)                                        16,176,603
   Bonds of affiliates                                                       --
   Preferred stocks (unaffiliated)                                           --
   Preferred stocks of affiliates                                            --
   Common stocks (unaffiliated)                                              --
   Common stocks of affiliates                                       20,000,000
   Mortgages loans                                                      117,275
   Real estate                                                        3,126,593
   Premium notes, policy loans and liens                                     --
   Collateral loans                                                          --
   Cash on hand and on deposit                                              557
   Short-term investments                                             4,507,298
   Other invested assets                                                     --
   Derivative instruments                                               (80,891)
   Aggregate write-in for investment income                                  94
--------------------------------------------------------------------------------

Gross investment income                                             $48,502,386
--------------------------------------------------------------------------------

Real estate owned - book value less encumbrances                    $26,054,375
--------------------------------------------------------------------------------

Mortgage loans - book value:
   Farm mortgages                                                   $        --
   Residential mortgages                                              1,311,377
   Commercial mortgages                                                      --
--------------------------------------------------------------------------------

Total mortgage loans                                                $ 1,311,377
--------------------------------------------------------------------------------

Mortgage loans by standing - book value:
   Good standing                                                    $ 1,311,377
   Good standing with restructured terms                                     --
   Interest overdue more than three months, not in
      foreclosure                                                            --
   Foreclosure in process                                                    --
Other long-term assets - statement value                                     --
Collateral loans                                                             --
Bonds and stocks of parents, subsidiaries,
   and affiliates - book value:
      Bonds                                                                  --
      Preferred stocks                                                       --
      Common stocks                                                  21,500,000
--------------------------------------------------------------------------------

                                                                     (Continued)

                                                               Schedule 1, Cont.

CITICORP LIFE INSURANCE COMPANY

Schedule of Selected Financial Data From Annual Statement

--------------------------------------------------------------------------------
Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value:
      Due within one year or less                                   $ 90,904,365
      Over 1 year through 5 years                                     99,595,833
      Over 5 years through 10 years                                  137,503,846
      Over 10 years through 20 years                                  44,103,632
      Over 20 years                                                   39,935,265
--------------------------------------------------------------------------------

Total by maturity                                                   $412,042,941
--------------------------------------------------------------------------------

Bonds by class - statement value
   Class 1                                                          $362,843,904
   Class 2                                                            47,193,910
   Class 3                                                             2,005,127
   Class 4                                                                    --
   Class 5                                                                    --
   Class 6                                                                    --
--------------------------------------------------------------------------------

Total by class                                                       412,042,941
Total bonds publicly traded                                          403,748,776
--------------------------------------------------------------------------------

Total bonds privately placed                                        $  8,294,165
--------------------------------------------------------------------------------

Preferred stocks - statement value                                  $         --
Common stocks - market value                                          63,998,710
Short-term investments - book value                                   58,912,105
Financial options owned - statement value                              1,346,215
Financial options written and in force - statement value                      --
Financial futures contracts open - current price                              --
Cash on deposit                                                        6,929,415
Life insurance in force (in thousands):
   Industrial                                                                 --
   Ordinary                                                              216,527
   Credit life                                                         2,477,492
   Group life                                                          1,477,517
Amount of accidental death insurance in force under
   ordinary policies                                                          --

Life insurance policies with disability provisions in force:
   Industrial                                                                 --
   Ordinary                                                                   --
   Credit Life                                                                --
   Group Life                                                                 --
--------------------------------------------------------------------------------

                                                                     (Continued)

                                                               Schedule 1, Cont.

CITICORP LIFE INSURANCE COMPANY

Schedule of Selected Financial Data From Annual Statement

--------------------------------------------------------------------------------
Supplementary contracts in force:
   Ordinary - not involving life contingencies:
      Amount on deposit                                             $      7,291
      Income payable                                                       2,895
      Ordinary - involving life contingencies -
        income payable                                                        --
   Group - not involving life contingencies:
      Amount of deposit                                                       --
      Income payable                                                          --
   Group - involving life contingencies -
      income payable                                                          --
Annuities:
   Ordinary:
      Immediate - amount of income payable                                    --
      Deferred - fully paid account balance                          147,644,236
      Deferred - not fully paid account balance                               --
      Immediate - amount of income payable                                    --
      Fully paid account balance                                              --
      Not fully paid account balance                                          --
Accident and health insurance - premium in force:
   Ordinary                                                                   --
   Group                                                               8,435,118
   Credit                                                             38,120,516
Deposits funds and dividend accumulations:
   Deposit funds account balance                                              --
   Dividend accumulations account balance                                     --
Claim payments 1997:
   Group accident and health year ended
      December 31, 1997:
         1997                                                          2,739,362
         1996                                                          1,439,949
         1995                                                            332,526
         1994                                                             29,506
   Other accident and health:
         1997                                                                 --
         1996                                                                 --
         1995                                                                 --
         1994                                                                 --
   Other coverages that use developmental methods
      to calculate claims reserves:
         1997                                                          5,374,254
         1996                                                          7,700,616
         1995                                                          1,453,914
         1994                                                            556,854
--------------------------------------------------------------------------------

See accompanying independent auditors' report.

                    CITICORP LIFE INSURANCE COMPANY
                    VARIABLE ANNUITY SEPARATE ACCOUNT

                    Financial Statements and Schedule

                    December 31, 1997

                    (With Independent Auditors' Report Thereon)

                          Independent Auditors' Report


     The Board of Directors
     Citicorp Life Insurance Company and Policyholders of Citicorp Life Insurance Company
         Variable Annuity Separate Account:

     We have audited the accompanying statement of net assets of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, Landmark Small Cap Equity VIP Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund, Landmark VIP International Equity Fund, Landmark VIP U.S. Government Fund, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, and MFS World Governments Series Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1997, and the related statement of operations for the year then ended and related statements of changes in net assets for each of the years in the two-year period ended December 31, 1997. These financial statements are the responsibility of Citicorp Life Insurance Company Variable Annuity Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1997, by correspondence with the Landmark Variable Insurance Products Fund, A.I.M. Variable Insurance Funds, Inc., CitiSelect Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund, and MFS Variable Insurance Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, Fidelity VIP Equity Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund

     Portfolio, Fidelity VIP II Index 500 Portfolio, Landmark Small Cap Equity VIP Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund, Landmark VIP International Equity Fund, Landmark VIP U.S. Government Fund, MFS Bond Series, MFS Emerging Growth Series, MFS Money Market Series, MFS Research Series, MFS Total Return Series, and MFS World Governments Series Portfolios of Citicorp Life Insurance Company Variable Annuity Separate Account as of December 31, 1997, and the results of their operations for the year then ended and changes in their net assets for each of the years in the two-year period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                                       /s/ KPMG Peat Marwick LLP


     January 21, 1998

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997


------------------------------------------------------------------------------------------------------------------------------------

                                                   AIM V.I.       AIM V.I.         AIM      AIM V.I.       AIM V.I.         AIM
                                                    Capital      Government       V.I.       Growth      International     V.I.
                                                 Appreciation      Series        Growth    and Income       Equity         Value
                                                     Fund           Fund          Fund        Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value               $   2,159,256       608,044       381,596      979,807       2,469,830    2,499,501

     Payable to Citicorp Life
        Insurance Company                              1,261           370           224          580           1,494        1,496
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                               $   2,157,995       607,674       381,372      979,227       2,468,336    2,498,005
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                         2,157,995       607,674       381,372      979,227       2,468,336    2,498,005
     Citicorp Life Insurance
        Company equity                                --             --            --           --             --           --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                   $   2,157,995       607,674       381,372      979,227       2,468,336    2,498,005
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders                1,293,126       573,525       315,240      827,506       2,357,251    2,102,285
Accumulated unit value                         $        1.67          1.06          1.21         1.18            1.05         1.19

Cost of investments                            $   2,087,287       582,309       354,976      928,320       2,530,929    2,406,762
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                      99,276        56,986        19,243       51,924         144,182      119,995
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



------------------------------------------------------------------------------------------------------------------------------------

                                                  CitiSelect     CitiSelect    CitiSelect  CitiSelect      Fidelity       Fidelity
                                                      VIP            VIP           VIP         VIP        VIP Equity        VIP
                                                     Folio          Folio         Folio       Folio         Income         Growth
                                                      200            300           400         500         Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value                  $4,795,116    3,584,345     3,089,900     8,019,224       2,756,355     1,306,923

     Payable to Citicorp Life
        Insurance Company                              1,474        2,157         1,724           654           1,618           744
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                  $4,793,642    3,582,188     3,088,176     8,018,570       2,754,737     1,306,179
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                         2,430,519    3,582,188     3,088,176     1,144,192       2,754,737     1,306,179
     Citicorp Life Insurance
        Company equity                             2,363,123       --            --         6,874,378          --            --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                      $4,793,642    3,582,188     3,088,176     8,018,570       2,754,737     1,306,179
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders                2,283,189    3,338,546     2,863,311     1,046,036       2,265,460       725,424
Accumulated unit value                            $     1.06         1.07          1.08          1.09            1.22          1.80
Cost of investments                               $4,803,342    3,579,678     3,059,993     7,712,322       2,476,697     1,223,875
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                     467,816      345,313       300,574       765,193         113,524        35,227
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



------------------------------------------------------------------------------------------------------------------------------------
                                                  Fidelity     Fidelity       Fidelity      Fidelity       Landmark         Landmark
                                                  VIP High        VIP          VIP II        VIP II        Small Cap           VIP
                                                   Income      Overseas      Contrafund     Index 500     Equity VIP        Balanced
                                                  Portfolio    Portfolio      Portfolio     Portfolio        Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value                 $932,623    1,163,031      1,917,367     2,738,478       2,191,034         --

     Payable to Citicorp Life
        Insurance Company                             572          704          1,114         1,603              98         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                 $932,051    1,162,327      1,916,253     2,736,875       2,190,936         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                        932,051    1,162,327      1,916,253     2,736,875         166,226         --
     Citicorp Life Insurance
        Company equity                              --           --             --            --          2,024,710         --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                     $932,051    1,162,327      1,916,253     2,736,875       2,190,936         --
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders               819,371    1,070,184      1,585,128     2,215,225         150,143         --
Accumulated unit value                         $     1.14         1.09           1.21          1.24            1.11         --

Cost of investments                            $  857,638    1,150,630      1,710,443     2,486,081       1,961,540         --
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                   68,676       60,575         96,157        23,940         195,454         --
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



------------------------------------------------------------------------------------------------------------------------------------

                                                   Landmark      Landmark         Landmark                     MFS          MFS
                                                      VIP           VIP           VIP U.S.       MFS        Emerging       Money
                                                    Equity     International     Government     Bond         Growth       Market
                                                     Fund       Equity Fund         Fund       Series        Series       Series
------------------------------------------------------------------------------------------------------------------------------------

Net assets:
     Investments at market value                   $  --            --               --         928,930      2,709,759    3,681,200

     Payable to Citicorp Life
        Insurance Company                             --            --               --             556          1,595        1,352
------------------------------------------------------------------------------------------------------------------------------------

Total net assets                                   $  --            --               --         928,374      2,708,164    3,679,848
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                            --            --               --         928,374      2,708,164    3,679,848
     Citicorp Life Insurance
        Company equity                                --            --               --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------

Total net assets represented                       $  --            --               --         928,374      2,708,164    3,679,848
------------------------------------------------------------------------------------------------------------------------------------

Total units held by contractholders                   --            --               --         861,145      2,322,481    3,362,150
Accumulated unit value                             $  --            --               --            1.08           1.17         1.09

Cost of investments                                $  --            --               --         879,610      2,442,188    3,681,200
------------------------------------------------------------------------------------------------------------------------------------

Number of shares                                      --            --               --          83,838        167,891    3,681,200
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Net Assets

December 31, 1997



                                                                    MFS          MFS
                                                    MFS            Total        World
                                                 Research         Return     Governments
                                                  Series          Series       Series
------------------------------------------------------------------------------------------
Net assets:
     Investments at market value                 $2,961,502      1,854,575      332,922

     Payable to Citicorp Life
        Insurance Company                             1,768          1,125          206
------------------------------------------------------------------------------------------

Total net assets                                 $2,959,734      1,853,450      332,716
------------------------------------------------------------------------------------------

Total net assets represented by:
     Variable annuity cash value
        invested in separate account
        by contractholders                        2,959,734      1,853,450      332,716
     Citicorp Life Insurance
        Company equity                                   -              -            -
------------------------------------------------------------------------------------------

Total net assets represented                     $2,959,734      1,853,450      332,716
------------------------------------------------------------------------------------------

Total units held by contractholders               2,569,829      1,592,342      303,642
Accumulated unit value                           $     1.15           1.16         1.10

Cost of investments                              $2,771,107      1,681,593      331,494
------------------------------------------------------------------------------------------

Number of shares                                    187,556        111,520       32,607
------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

December 31, 1997


-----------------------------------------------------------------------------------------------------------------------------------

                                                    AIM V.I.       AIM V.I.       AIM      AIM V.I.      AIM V.I.       AIM
                                                     Capital      Government     V.I.       Growth     International   V.I.
                                                  Appreciation      Series      Growth    and Income      Equity       Value
                                                      Fund           Fund        Fund        Fund          Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment income - dividends                    $  1,970           277         1,534          491       10,964       21,555
-----------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees               14,297         3,387         2,554        5,175       15,047       13,972
     Daily administrative charges                   1,697           397           300          610        1,768        1,638
-----------------------------------------------------------------------------------------------------------------------------------

Total expenses                                     15,994         3,784         2,854        5,785       16,815       15,610
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                      (14,024)       (3,507)       (1,320)      (5,294)      (5,851)       5,945
-----------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
        Realized gain distribution                 25,326            --        11,577          736       38,581       66,177
        Realized gain (loss) on sale
           of investments                          13,462           528         3,283          915        1,552        1,188
        Change in unrealized gain
           (loss) on investments                   67,869        25,735        26,620       51,487      (61,099)      92,739
-----------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                    106,657        26,263        41,480       53,138      (20,966)     160,104
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                   $ 92,633        22,756        40,160       47,844      (26,817)     166,049
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

December 31, 1997


                                               CitiSelect    CitiSelect   CitiSelect    CitiSelect    Fidelity         Fidelity
                                                   VIP           VIP          VIP           VIP      VIP Equity           VIP
                                                  Folio         Folio        Folio         Folio       Income           Growth
                                                   200           300          400           500       Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment income - dividends                    $252,499      155,326      160,785        416,730         --           1,002
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees               11,384       23,931       22,551          7,190       15,950         7,786
     Daily administrative charges                   1,332        2,816        2,650            845        1,864           917
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                     12,716       26,747       25,201          8,035       17,814         8,703
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                      239,783      128,579      135,584        408,695      (17,814)       (7,701)
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
        Realized gain distribution                  --           --            --            --            --           4,494
        Realized gain (loss) on sale
           of investments                         406,331      416,225      591,490        289,938       11,275        27,616
        Change in unrealized gain
           (loss) on investments                   (8,226)       4,667       29,907        306,902      279,658        77,797
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                    398,105      420,892      621,397        596,840      290,933       109,907
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                   $637,888      549,471      756,981      1,005,535      273,119       102,206
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity       Fidelity      Fidelity        Fidelity       Landmark     Landmark
                                                  VIP High          VIP         VIP II          VIP II        Small Cap       VIP
                                                   Income        Overseas     Contrafund       Index 500     Equity VIP    Balanced
                                                  Portfolio      Portfolio     Portfolio       Portfolio        Fund         Fund
------------------------------------------------------------------------------------------------------------------------------------

Investment income - dividends                        $ -             -            -               -              -           32,783
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                   5,997          8,057       11,580          14,894        1,091           246
     Daily administrative charges                        701            947        1,359           1,743          128            29
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                         6,698          9,004       12,939          16,637        1,219           275
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                          (6,698)        (9,004)     (12,939)        (16,637)      (1,219)       32,508
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
        Realized gain distribution                      -              -            -               -            -          216,898
        Realized gain (loss) on sale
           of investments                             10,454            903        4,118           2,533       70,406       (95,900)
        Change in unrealized gain
           (loss) on investments                      74,985         12,401      206,924         252,397      229,494      (126,072)
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                        85,439         13,304      211,042         254,930      299,900        (5,074)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                       $78,741          4,300      198,103         238,293      298,681        27,434
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY

VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

For the year ended December 31, 1997


                                                   Landmark        Landmark         Landmark                    MFS          MFS
                                                      VIP             VIP           VIP U.S.        MFS      Emerging       Money
                                                    Equity       International     Government      Bond       Growth       Market
                                                     Fund         Equity Fund         Fund        Series      Series       Series
------------------------------------------------------------------------------------------------------------------------------------

Investment income - dividends                        $16,729         32,151          33,661         -            -           62,533
------------------------------------------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                      41            399             259        5,364       16,871        17,593
     Daily administrative charges                          5             48              31          629        1,997         2,067
------------------------------------------------------------------------------------------------------------------------------------

Total expenses                                            46            447             290        5,993       18,868        19,660
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (loss)                          16,683         31,704          33,371       (5,993)     (18,868)       42,873
------------------------------------------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
        Realized gain distribution                   497,237         34,624               -            -            -         8,975
        Realized gain (loss) on sale
           of investments                           (206,783)        11,138         (53,223)       4,085        3,481             -
        Change in unrealized gain
           (loss) on investments                    (252,777)      (194,481)         16,093       49,320      267,571             -
------------------------------------------------------------------------------------------------------------------------------------

Net gain (loss) on investments                        37,677       (148,719)        (37,130)      53,405      271,052         8,975
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                       $54,360       (117,015)         (3,759)      47,412      252,184        51,848
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Operations

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------

                                                                         MFS             MFS
                                                          MFS           Total           World
                                                       Research        Return        Governments
                                                        Series         Series          Series
-----------------------------------------------------------------------------------------------------

Investment income-- dividends                           $     --              --          2,521
-----------------------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk fees                      17,431          11,542          2,611
     Daily administrative charges                          2,049           1,351            308
-----------------------------------------------------------------------------------------------------

Total expenses                                            19,480          12,893          2,919
-----------------------------------------------------------------------------------------------------

Net investment income (loss)                             (19,480)        (12,893)          (398)
-----------------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
        Realized gain distribution                            --             --              --
        Realized gain (loss) on sale
           of investments                                  1,784           4,051            449
        Change in unrealized gain
           (loss) on investments                         190,395         172,982         (1,796)
-----------------------------------------------------------------------------------------------------

Net gain (loss) on investments                           192,179         177,033         (1,347)
-----------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                          $172,699         164,140         (1,745)
-----------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                                 AIM V.I.         AIM V.I.        AIM        AIM V.I.       AIM V.I.         AIM
                                                  Capital        Government      V.I.         Growth      International     V.I.
                                               Appreciation        Series       Growth      and Income       Equity         Value
                                                   Fund             Fund         Fund          Fund           Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)            $  (14,024)       (3,507)       (1,320)       (5,294)         (5,851)         5,945
        Realized gain distribution                  25,326            --        11,577           736          38,581         66,177
        Realized gain (loss) on sale
           of investments                           13,462           528         3,283           915           1,552          1,188
        Change in unrealized gain
           (loss) on investments                    67,869        25,735        26,620        51,487         (61,099)        92,739
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                      92,633        22,756        40,160        47,844         (26,817)       166,049
-----------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                           1,861,129       427,259       322,951       925,509       2,116,404      2,148,867
     Transfers between funds                       133,734       168,348        40,708         8,561         373,137        164,471
     Transfers to (from) Citicorp Life
        Insurance Company                          (21,269)      (10,689)      (22,447)        3,261          17,147         21,363
     Annual administrative charges                     (19)           --            --            --              --             --
     Death benefits                                     --            --            --            --            (481)            --
     Contract withdrawals                          (23,936)           --            --        (5,948)        (11,054)        (2,745)
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                                1,949,639       584,918       341,212       931,383       2,495,153      2,331,956
-----------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                     2,042,272       607,674       381,372       979,227       2,468,336      2,498,005

Net assets at beginning of period                  115,723            --            --            --              --             --
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                     $2,157,995       607,674       381,372       979,227       2,468,336      2,498,005
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997


------------------------------------------------------------------------------------------------------------------------------------

                                               CitiSelect    CitiSelect     CitiSelect      CitiSelect      Fidelity      Fidelity
                                                   VIP           VIP            VIP             VIP        VIP Equity        VIP
                                                  Folio         Folio          Folio           Folio         Income        Growth
                                                   200           300            400             500         Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)            $  239,783       128,579       135,584       408,695         (17,814)        (7,701)
        Realized gain distribution                      --            --            --            --              --          4,494
        Realized gain (loss) on sale
           of investments                          406,331       416,225       591,490       289,938          11,275         27,616
        Change in unrealized gain
           (loss) on investments                    (8,226)        4,667        29,907       306,902         279,658         77,797
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                     637,888       549,471       756,981     1,005,535         273,119        102,206
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                           2,401,340     3,312,960     2,954,710     1,086,664       2,116,829      1,085,062
     Transfers between funds                        23,801       128,048        16,016        11,810         235,669         43,852
     Transfers to (from) Citicorp Life
        Insurance Company                        1,768,348      (382,008)     (598,743)    5,923,423         144,921        (55,737)
     Annual administrative charges                      --            --            --            --             (14)           (35)
     Death benefits                                     --          (496)           --            --            (517)            --
     Contract withdrawals                          (37,735)      (25,787)      (40,788)       (8,862)        (15,270)       (14,907)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                                4,155,754       3,032,717   2,331,195     7,013,035       2,481,618      1,058,235
------------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                     4,793,642       3,582,188   3,088,176     8,018,570       2,754,737      1,160,441

Net assets at beginning of period                       --            --            --            --              --        145,738
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                     $4,793,642       3,582,188   3,088,176     8,018,570       2,754,737      1,306,179
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                                  Fidelity      Fidelity      Fidelity      Fidelity         Landmark       Landmark
                                                  VIP High         VIP         VIP II        VIP II          Small Cap         VIP
                                                   Income       Overseas     Contrafund     Index 500       Equity VIP      Balanced
                                                  Portfolio     Portfolio     Portfolio     Portfolio          Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)               $(6,698)       (9,004)      (12,939)      (16,637)         (1,219)        32,508
        Realized gain distribution                      --            --            --            --              --        216,898
        Realized gain (loss) on sale
           of investments                           10,454           903         4,118         2,533          70,406        (95,900)
        Change in unrealized gain
           (loss) on investments                    74,985        12,401       206,924       252,397         229,494       (126,072)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                      78,741         4,300       198,103       238,293         298,681         27,434
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                             820,108       1,062,266   1,641,264     2,391,045         154,300         11,588
     Transfers between funds                        40,099        95,513       107,565       126,147           1,999        (67,856)
     Transfers to (from) Citicorp Life
        Insurance Company                           24,227         1,903        (1,638)       (7,068)      1,735,956     (1,233,209)
     Annual administrative charges                      --            --            --            --              --             --
     Death benefits                                     --            --            --          (518)             --             --
     Contract withdrawals                          (31,124)       (1,655)      (29,041)      (11,024)             --             --
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net
     assets resulting from
     capital transactions                          853,310     1,158,027     1,718,150     2,498,582       1,892,255     (1,289,477)
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
     net assets                                    932,051       1,162,327   1,916,253     2,736,875       2,190,936     (1,262,043)

Net assets at beginning of period                       --            --            --            --              --      1,262,043
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                       $932,051       1,162,327   1,916,253     2,736,875       2,190,936             --
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

------------------------------------------------------------------------------------------------------------------------------------

                                               Landmark       Landmark         Landmark                        MFS           MFS
                                                  VIP            VIP           VIP U.S.          MFS        Emerging        Money
                                                Equity      International     Government        Bond         Growth        Market
                                                 Fund        Equity Fund         Fund          Series        Series        Series
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
     resulting from operations:
        Net investment income (loss)        $   16,683          31,704          33,371         (5,993)       (18,868)        42,873)
        Realized gain distribution             497,237          34,624              --             --             --          8,975
        Realized gain (loss) on sale
           of investments                     (206,783)         11,138         (53,223)         4,085          3,481             --
        Change in unrealized gain
           (loss) on investments              (252,777)       (194,481)         16,093         49,320        267,571             --
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations                  54,360        (117,015)         (3,759)        47,412        252,184         51,848
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                          11,588             100              --        736,413      2,261,039      6,327,835
     Transfers between funds                   (13,028)       (107,251)        (69,541)       173,284        184,924     (2,264,257)
     Transfers to (from) Citicorp Life
        Insurance Company                   (1,364,903)     (4,259,003)     (1,081,533)       (22,790)        17,964          5,563
     Annual administrative charges                  --              --              --             --             --             --
     Death benefits                                 --              --              --             --             --             --
     Contract withdrawals                           --              --              --         (5,945)        (7,947)      (491,241)
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                           (1,366,343)     (4,366,154)     (1,151,074)       880,962      2,455,980      3,577,900
------------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease) in
     net assets                             (1,311,983)     (4,483,169)     (1,154,833)       928,374      2,708,164      3,629,748

Net assets at beginning of period            1,311,983       4,483,169       1,154,833             --             --         50,100
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                 $       --              --              --        928,374      2,708,164      3,679,848
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.                                                                          (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1997

--------------------------------------------------------------------------------

                                                             MFS         MFS
                                               MFS          Total       World
                                            Research       Return    Governments
                                             Series        Series      Series
--------------------------------------------------------------------------------

Increase (decrease) in net assets resulting from operations:
        Net investment income (loss)      $  (19,480)     (12,893)       (398)
        Realized gain distribution                --           --          --
        Realized gain (loss) on sale
           of investments                      1,784        4,051         449
        Change in unrealized gain
           (loss) on investments             190,395      172,982      (1,796)
--------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from operations               172,699      164,140      (1,745)
--------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                     2,403,116    1,636,629     278,054
     Transfers between funds                 398,099       67,561     (21,407)
     Transfers to (from) Citicorp Life
        Insurance Company                     15,817       13,308       3,801
     Annual administrative charges                --           --          --
     Death benefits                               --         (515)         --
     Contract withdrawals                    (29,997)     (27,673)         --
--------------------------------------------------------------------------------

Increase (decrease) in net assets
     resulting from capital
     transactions                          2,787,035    1,689,310     260,448
--------------------------------------------------------------------------------

Total increase (decrease) in
     net assets                            2,959,734    1,853,450     258,703

Net assets at beginning of period                 --           --      74,013
--------------------------------------------------------------------------------

Net assets at end of period               $2,959,734    1,853,450     332,716
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1996

------------------------------------------------------------------------------------------------------------------------------------

                                             A.I.M. V.I.      Fidelity       Landmark       Landmark       Landmark        Landmark
                                              Capital            VIP            VIP            VIP            VIP          VIP U.S.
                                            Appreciation       Growth        Balanced        Equity      International    Government
                                                Fund          Portfolio        Fund           Fund        Equity Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
    resulting from operations:
        Net investment income (loss)         $   (440)           (771)         43,883          24,470         54,943         69,120
        Realized gain distribution                 --             413          17,355          20,976         75,006             --
        Realized gain on sale of
           investments                              5             124              44              --             22             12
        Change in unrealized gain
           (loss) on investments                4,100           4,380          38,580         117,485        122,500        (50,069)
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                            3,665           4,146          99,862         162,931        252,471         19,063
------------------------------------------------------------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                        110,664         134,244          47,895           1,531        107,779         66,291
     Transfers from Citicorp Life
        Insurance Company                       1,394           1,394              --              --             --             --
     Annual administrative charges                 --             (16)            (14)             --             --             --
     Contract withdrawals                          --              --              --              --             --             --
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions                112,058         135,622          47,881           1,531        107,779         66,291
------------------------------------------------------------------------------------------------------------------------------------

Total increase in net assets                  115,723         139,768         147,743         164,462        360,250         85,354

Net assets at beginning of period                  --           5,970       1,114,300       1,147,521      4,122,919      1,069,479
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                  $115,723         145,738       1,262,043       1,311,983      4,483,169      1,154,833
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Statement of Changes in Net Assets

For the year ended December 31, 1996

--------------------------------------------------------------------------------
                                                           MFS
                                                          Money       MFS World
                                                         Market      Governments
                                                         Series        Series
--------------------------------------------------------------------------------

Increase (decrease) in net assets resulting from operations:
        Net investment income (loss)                     $255              (526)
        Realized gain distribution                         --                --
        Realized gain on sale of
           investments                                     --                15
        Change in unrealized gain
           (loss) on investments                           --             3,224
--------------------------------------------------------------------------------

Increase in net assets resulting
     from operations                                      255             2,713
--------------------------------------------------------------------------------

Capital transactions:
     Contract deposits                                 49,845            71,300
     Transfers from Citicorp Life
        Insurance Company                                  --                --
     Annual administrative charges                         --                --
     Contract withdrawals                                  --                --
--------------------------------------------------------------------------------

Increase in net assets resulting
     from capital transactions                         49,845            71,300
--------------------------------------------------------------------------------

Total increase in net assets                           50,100            74,013

Net assets at beginning of period                          --                --
--------------------------------------------------------------------------------

Net assets at end of period                           $50,100            74,013
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

December 31, 1997

================================================================================

 (1)    History

        Citicorp Life Insurance Company Variable Annuity Separate Account (the Account) is a separate investment account maintained under the provisions of Arizona Insurance Law by Citicorp Life Insurance Company (the Company). The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual flexible premium deferred variable annuity contracts (the contracts). The Account invests in portfolios of the following funds:

            o   Variable Annuity Portfolios:
                o  CitiSelect VIP Folio 200*,
                o  CitiSelect VIP Folio 300*,
                o  CitiSelect VIP Folio 400*,
                o  CitiSelect VIP Folio 500, and
                o  Landmark Small Cap Equity VIP Fund.
            o   Landmark Variable Insurance Products (VIP) Funds:
                o  Landmark VIP Balanced Fund,
                o  Landmark VIP Equity Fund,
                o  Landmark VIP International Equity Fund, and
                o  Landmark VIP U.S. Government Fund.
            o   AIM Variable Insurance Funds, Inc.:
                o  AIM V.I. Capital Appreciation Fund,
                o  AIM V.I. Government Series Fund*,
                o  AIM V.I. Growth Fund*,
                o  AIM V.I. Growth and Income Fund*,
                o  AIM V.I. International Equity Fund*, and
                o  the AIM V.I. Value Fund*.
            o Fidelity Variable Insurance Products Funds: o Fidelity VIP Equity Income Portfolio*, o Fidelity VIP Growth Portfolio, o Fidelity VIP High Income Portfolio*, o Fidelity VIP Overseas Portfolio*, o Fidelity VIP II Contrafund Portfolio*, o and Fidelity VIP II Index 500 Portfolio*.
            o MFS Variable Insurance Trust: o MFS Bond Series*, o MFS Emerging Growth Series*, o MFS Money Market Series, o MFS Research Series*, o MFS Total Return Series*, and o MFS World Governments Series.

        * Available to the Account beginning February 3, 1997.

        The CitiSelect Variable Insurance Products Funds had no assets or operations until February 10, 1997, when the Company transferred $40,000,000 from its general fund to provide initial capital. Also at this time, the Company transferred $3,000,000 from its general fund to the Landmark Small Cap Equity VIP Fund for the same purpose.

        As of April 30, 1997, several funds were no longer available to the Account, including Landmark VIP Balanced Fund, Landmark VIP Equity Fund,

                                                              (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

================================================================================

        Landmark VIP International Equity Fund, and Landmark VIP U.S. Government Fund. In conjunction with the removal of these Landmark Variable Insurance Products Funds from the Account, the Company transferred $7,000,000 in initial capital back to its general fund.

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------

        The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts is not chargeable with liabilities arising out of any other business conducted by the Company.

        In addition to the Account, a contract owner may also allocate funds to the General Account, which is part of the Company's general account. Amounts allocated to the General Account are credited with a guaranteed rate of interest for one year. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933, and the General Account has not been registered as an investment company under the Investment Company Act of 1940.

 (2)    Summary of Significant Accounting Policies

        The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

        Investment Valuation

        The investment in the Fund is stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last working day of the period.

              Accounting for Investments

        Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold is generally determined on the specific identification method.

              Federal Income Taxes

        The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations, and is not taxed separately. Under existing law, no taxes are payable on investment income and realized capital gains of the Account.

              Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


 (3)    Contract Charges

        Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation, and are equivalent on an annual basis to 1.25% of the net assets of the contracts.

        An annual contract fee of $30 is assessed against each contract on its anniversary date by surrendering units. Daily charges for administrative

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------

        expenses are assessed through the daily unit value calculation, and are equivalent on an annual basis to 0.15% of the net assets of the contracts.

        The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within five contract years, a deferred sales charge will be assessed. The deferred sales charge is based on a table of charges, of which the maximum charge is currently 7% of the purchase payments withdrawn. During each contract year, up to 10% of purchase payments less any prior withdrawal of purchase payments may be withdrawn without a deferred sales charge.

        Premium taxes may be applicable, depending on the laws of various jurisdictions. Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies.


 (4)    Purchases of Investments

        For the year ended December 31, 1997, investment activity in each of the respective Funds was as follows:

--------------------------------------------------------------------------------
                                                     Cost of         Proceeds
              Shares of                             purchases       from sales
--------------------------------------------------------------------------------

Variable Annuity Portfolios:
        CitiSelect VIP Folio 200                $   12,795,433        8,398,423
        CitiSelect VIP Folio 300                    13,669,901       10,506,449
        CitiSelect VIP Folio 400                    13,251,140       10,782,637
        CitiSelect VIP Folio 500                    11,553,686        4,131,303
        Landmark Small Cap Equity VIP Fund           3,156,495        1,265,361

Landmark Variable Insurance Products Funds:
        Landmark VIP Balanced Fund                     261,270        1,301,370
        Landmark VIP Equity Fund                       525,555        1,377,978
        Landmark VIP International Equity Fund          66,875        4,366,759
        Landmark VIP U.S. Government Fund               33,661        1,151,402

AIM Variable Insurance Funds, Inc. :
        AIM V.I. Capital Appreciation Fund           2,068,813          106,674
        AIM V.I. Government Series Fund                609,841           28,060
        AIM V.I. Growth Fund                           399,397           47,704
        AIM V.I. Growth and Income Fund                938,538           11,133
        AIM V.I. International Equity Fund           2,565,454           36,077
        AIM V.I. Value Fund                          2,414,875            9,302

Fidelity Variable Insurance Products Funds:
        Fidelity VIP Equity Income Portfolio         2,566,211          100,788
        Fidelity VIP Growth Portfolio                1,219,682          163,988
        Fidelity VIP High Income Portfolio             951,879          104,694
        Fidelity VIP Overseas Portfolio              1,158,614            8,887
        Fidelity VIP II Contrafund Portfolio         1,734,957           28,630
        Fidelity VIP II Index 500 Portfolio          2,505,310           21,761

MFS Variable Insurance Trust:
        MFS Bond Series                                939,738           64,213
        MFS Emerging Growth Series                   2,465,722           27,014
        MFS Money Market Series                      5,997,724        2,366,650
        MFS Research Series                          2,815,957           46,634

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        MFS Total Return Series                      1,730,571           53,028
        MFS World Governments Series                   441,338          181,122
--------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------

 (5)    Net Increase in Accumulation Units

        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                              1997
                                       ---------------------------------------------------------------------------------------------
                                         AIM V.I.         AIM V.I.        AIM         AIM V.I.         AIM V.I.         AIM
                                          Capital        Government      V.I.        Growth and      International     V.I.
                                       Appreciation        Series       Growth         Income           Equity         Value
                                           Fund             Fund         Fund           Fund             Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Units purchased                        1,162,380           419,758     302,312         822,814         1,995,901     1,946,925
Units withdrawn and
  contract charges                       (14,524)               --          --          (5,199)          (11,071)       (2,388)
Units transferred
  between funds                           67,659           153,767      12,928           9,891           372,421       157,748
------------------------------------------------------------------------------------------------------------------------------------

Net increase                           1,215,515           573,525     315,240         827,506         2,357,251     2,102,285

Units at beginning
   of period                              77,611                --          --              --                --            --
------------------------------------------------------------------------------------------------------------------------------------

Units at end of period                 1,293,126           573,525     315,240         827,506         2,357,251     2,102,285
------------------------------------------------------------------------------------------------------------------------------------

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 1997
                                      ----------------------------------------------------------------------------------------------
                                      CitiSelect       CitiSelect     CitiSelect     CitiSelect        Fidelity      Fidelity
                                          VIP              VIP            VIP            VIP          VIP Equity        VIP
                                         Folio            Folio          Folio          Folio           Income        Growth
                                          200              300            400            500           Portfolio     Portfolio
---------------------------------------------------------------------------------------------------------------------------------
        Units purchased                 2,296,533       3,216,778       2,906,175      1,039,064       1,925,885        644,857
        Units withdrawn and
           contract charges               (35,890)        (24,862)        (37,494)        (8,003)        (13,505)        (8,500)
        Units transferred
           between funds                   22,546         146,630          (5,370)        14,975         353,080         (9,483)
---------------------------------------------------------------------------------------------------------------------------------

        Net increase                    2,283,189       3,338,546       2,863,311      1,046,036       2,265,460        626,874

        Units at beginning
           of period                          --              --              --             --              --          98,550
---------------------------------------------------------------------------------------------------------------------------------

        Units at end of period          2,283,189       3,338,546       2,863,311      1,046,036       2,265,460        725,424
---------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements


        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         1997
                                       ---------------------------------------------------------------------------------------------
                                         Fidelity         Fidelity         Fidelity         Fidelity        Landmark       Landmark
                                         VIP High            VIP            VIP II           VIP II         Small Cap         VIP
                                          Income          Overseas        Contrafund        Index 500      Equity VIP      Balanced
                                         Portfolio        Portfolio        Portfolio        Portfolio         Fund           Fund
------------------------------------------------------------------------------------------------------------------------------------
        Units purchased                   789,414          984,950         1,515,643        2,127,252       148,286           9,479
        Units withdrawn and
           contract charges               (29,938)          (1,495)          (24,919)          (9,879)           --              --
        Units transferred
           between funds                   59,895           86,729            94,404           97,852         1,857         (55,954)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease)           819,371        1,070,184         1,585,128        2,215,225       150,143         (46,475)

        Units at beginning
           of period                           --               --                --               --            --          46,475
------------------------------------------------------------------------------------------------------------------------------------
        Units at end of period            819,371        1,070,184         1,585,128        2,215,225       150,143              --
------------------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

-----------------------------------------------------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:
-----------------------------------------------------------------------------------------------------------------------------

                                                                              1997
                                       --------------------------------------------------------------------------------------
                                       Landmark        Landmark        Landmark                    MFS             MFS
                                          VIP             VIP          VIP U.S.       MFS       Emerging          Money
                                        Equity       International    Government     Bond        Growth          Market
                                         Fund         Equity Fund        Fund       Series       Series          Series
-----------------------------------------------------------------------------------------------------------------------------
        Units purchased                   8,546             94           --        724,554       2,147,071      5,856,833
        Units withdrawn and
           contract charges                 --             --            --         (5,747)         (7,257)      (453,780)
        Units transferred
           between funds                 (9,711)      (101,857)      (65,380)      142,338         182,667     (2,088,279)
-----------------------------------------------------------------------------------------------------------------------------

        Net increase (decrease)          (1,165)      (101,763)      (65,380)      861,145       2,322,481      3,314,774

        Units at beginning
           of period                      1,165        101,763        65,380           --              --          47,376
-----------------------------------------------------------------------------------------------------------------------------

        Units at end of period              --             --            --        861,145       2,322,481      3,362,150
-----------------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

--------------------------------------------------------------------------------
                                                    1997
                                 -----------------------------------------------
                                                     MFS             MFS
                                    MFS             Total           World
                                 Research          Return        Governments
                                  Series           Series          Series
--------------------------------------------------------------------------------

        Units purchased           2,226,580       1,541,024          253,499
        Units withdrawn and
           contract charges         (25,571)        (24,995)             --
        Units transferred
           between funds            368,820          76,313          (15,705)
--------------------------------------------------------------------------------

        Net increase (decrease)   2,569,829       1,592,342          237,794

        Units at beginning
           of period                    --              --            65,848
--------------------------------------------------------------------------------

        Units at end of period   32,569,829       1,592,342          303,642
--------------------------------------------------------------------------------

                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:


--------------------------------------------------------------------------------------------------------------------------------
                                                                              1996
                                     -------------------------------------------------------------------------------------------
                                      A.I.M. V.I.      Fidelity        Landmark       Landmark        Landmark        Landmark
                                       Capital            VIP             VIP           VIP              VIP          VIP U.S.
                                     Appreciation       Growth         Balanced        Equity       International    Government
                                         Fund          Portfolio         Fund           Fund         Equity Fund        Fund
--------------------------------------------------------------------------------------------------------------------------------
        Units purchased                  76,664         93,044            41,393         1,165        101,764           65,380
        Units withdrawn and
           contract charges               --               (11)              (12)        --             --               --
        Units transferred
           between funds                    947            952             --            --             --               --
--------------------------------------------------------------------------------------------------------------------------------

        Net increase                     77,611         93,985            41,381         1,165        101,764           65,380

        Units at beginning
           of period                      --             4,565             5,094         --             --               --
--------------------------------------------------------------------------------------------------------------------------------

        Units at end of period           77,611         98,550            46,475         1,165        101,764           65,380
--------------------------------------------------------------------------------------------------------------------------------


                                                                     (Continued)

CITICORP LIFE INSURANCE COMPANY
VARIABLE ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements

--------------------------------------------------------------------------------
        For the years ended December 31, 1997 and 1996, transactions in accumulation units of contractholders of the Account were as follows:

                                                      1996
                                         ----------------------------------
                                              MFS          MFS World
                                             Money        Governments
                                         Market Series      Series
---------------------------------------------------------------------------

        Units purchased                     47,376            65,848
        Units withdrawn and
           contract charges                  --                --
        Units transferred
           between funds                     --                --
---------------------------------------------------------------------------

        Net increase                        47,376            65,848

        Units at beginning
           of period                         --                --
---------------------------------------------------------------------------

        Units at end of period              47,376            65,848
---------------------------------------------------------------------------

                                     PART C


                                OTHER INFORMATION

                                     PART C

                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)   Financial Statements

      All required financial statements are included in Part B.

(b)   Exhibits

      (1) Certified resolution of the board of directors of Citicorp Life Insurance Company (the "Company") establishing Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

      (2)   Not Applicable.

      (3) Form of underwriting agreement among the Company, the Separate Account and CFBDS, Inc. (formerly The Landmark Funds Broker-Dealer Services, Inc.)*

      (4)   (a)   Contract Form.*

            (b)   Individual Retirement Annuity Endorsement.*

            (c)   403(b) Tax Sheltered Annuity Endorsement.*

            (d)   Annuity Contract Endorsement: Waiver of Surrender Charges.*

            (e)   Variable Annuity Endorsement: Amendment of Contract
                  Provisions.


            (f)   Roth Individual Retirement Annuity Endorsement.


      (5)   Contract Application.**

      (6)   (a)   Certificate of Incorporation of the Company.*

            (b)   By-Laws of the Company.*

      (7)   None.

      (8)   (a)   Participation Agreement Among Variable Insurance Products
                  Fund, Fidelity Distributors Corporation and Citicorp Life
                  Insurance Company*

            (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Citicorp Life Insurance Company.**

            (c) Participation Agreement Between MFS Variable Insurance Trust, Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

            (d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and Citicorp Life Insurance Company, on Behalf of Itself and Citicorp Life Variable Annuity Separate Account.**

            (e) Participation Agreement Among CitiFunds and Citicorp Life Insurance Company.**

            (f) Participation Agreement Between Variable Annuity Portfolios and Citicorp Life Insurance Company.**

            (g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and Citicorp Life Insurance Company with Addendums.*


      (9)   Opinion and Consent of Catherine S. Mulholland, Esq.

      (10)  (a)   Consent of Sutherland, Asbill & Brennan LLP.

            (b)   Consent of KPMG Peat Marwick LLP.


      (11)  Not Applicable.

      (12)  None.

      (13)  Schedule for Computation of Each Performance Calculation.***

      (14)  Not Applicable.

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-81626).

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-81626).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 5 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 28, 1997 (File 33-81626).

Item 25. Directors and Officers of the Company.


         Alan F. Liebowitz          Director/President and Chief
                                          Executive Officer*

         Joseph E. Madalon          Director/Senior Vice President and
                                          Chief Financial Officer*

         Marc J. Fink               Director/Senior Vice President*

         Charles H. Masland, IV     Director/Senior Vice President*

         Larry D. Williams          Director/Senior Vice President*

         Daniel F. Forcade          Senior Vice President and Treasurer*

         Joel I. Levine             Senior Vice President and Chief
                                          Investment Officer*

         Catherine S. Mulholland    Senior Vice President and General Counsel*

         Benjamin G. Spurgeon       Senior Vice President and Chief Actuary*

         Elizabeth C. Craig         Vice President*

         Mark C. Lovejoy            Vice President and Chief Underwriter*

         Eric S. Miller             Vice President*

         Kenneth E. Nelson          Vice President*

         Walter C. Smith            Vice President*

         Ian C. Stuart              Vice President*

         Richard M. Zuckerman       Vice President/Associate General Counsel
                                          and Secretary*



* 800 Silver Lake Boulevard, Dover, DE 19904

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                               ORGANIZATION CHART
                               [graphics omitted]


                                 CITICORP
                          (Delaware Corporation)
                                             100%

                            CITICORP HOLDINGS, INC.
                             (Delaware Corporation)
                                            100%



                               CITIBANK DELAWARE
                             (Delaware Corporation)

             100%
         CITICORP LIFE
      INSURANCE COMPANY
    (Arizona Corporation)

           100%                           100%
  FIRST CITICORP LIFE               CITICORP ASSURANCE
        INSURANCE                          CO
         COMPANY                  (Delaware Corporation)
 (New York Corporation)

Item 27.    Number of Contract owners


      As of December 31, 1997 there were 835 contract owners.


Item 28.    Indemnification

      The Articles of Incorporation of Citicorp Life Insurance Company provide in Article IX as follows:

      (1) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact he is or was a director or officer of the Corporation, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

      (2) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Corporation, against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court having jurisdiction in cases of equity of the State of Arizona or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court having jurisdiction in cases of equity of the State of Arizona or such other court shall deem proper.

      (3) The Corporation may indemnify any person who is or was an employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise to the extent and under the circumstances provided by paragraphs 1 and 2 of this Article IX with respect to a person who is or was a director or officer of the Corporation.

      (4) Any indemnification under paragraphs 1, 2 and 3 of this Article IX (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director or officer is proper in the circumstances because he has met the applicable standard of conduct set forth therein. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum (as defined in the by-laws of the Corporation) consisting of directors who were not parties to such action, suit or proceeding, or (b) if such quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so direct, by independent legal counsel in a written opinion, or (c) by the stockholders.

      (5) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors of the Corporation in the manner provided in the next preceding paragraph upon receipt of an undertaking by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article IX.

      (6) The indemnification provided by this Article IX shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any statute, by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

      (7) By action of its Board of Directors, notwithstanding any interest of the directors in the action, the Corporation may cause to be purchased and maintained insurance, in such amounts as the Board of Directors deems appropriate, on behalf of any person who is or was a director, officer, employee or agent of the Corporation, or of any corporation a majority of the voting stock of which is owned by the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power or would be required to indemnify him against such liability under the provisions of this Article IX or of the General Corporation Law of the State of Arizona.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Regis-trant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

      (a) CFBDS, Inc., the Registrant's Distributor, is also the distributor for CitiFunds Cash Reserves, CitiFunds Premium Liquid Reserves, CitiFunds Tax Free Reserves, CitiFunds New York Tax Free Reserves, CitiFunds California Tax Free Reserves, CitiFunds Connecticut Tax Free Reserves, CitiFunds New York Tax Free Income Fund, CitiFunds Balanced Fund, CitiFunds Equity Fund, CitiFunds Short Term U.S. Government Income Fund, CitiFunds Intermediate Income Fund, CitiFunds U.S. Treasury Reserves, CitiFunds Premium U.S. Treasury Reserves, CitiFunds Institutional Liquid Reserves, CitiFunds Institutional U.S. Treasury Reserves and CitiFunds Institutional Tax Free Reserves. CFBDS, Inc. is also the placement agent for International Portfolio, Large Cap Value Portfolio, Intermediate Income Portfolio,

            Foreign Bond Portfolio, Short Term Portfolio, Small Cap Value Portfolio, Balanced Portfolio, Cash Reserves Portfolio, Emerging Asian Markets Equity Portfolio, U.S. Treasury Reserves Portfolio, Small Cap Growth Portfolio, Tax Free Reserves Portfolio, International Equity Portfolio, Large Cap Growth[Equity] Portfolio, Growth and Income Portfolio and Government Income Portfolio.

      (b) The information required by this item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A or Form BD filed by CFBDS, Inc. pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

      (c)   Not applicable.

Item 30.    Location Books and Records

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 800 Silver Lake Boulevard, Dover, Delaware 19904.

Item 31.    Management Services

      Not applicable.

Item 32.    Undertakings and Representations

      (a) The registrant undertakes that it will file a post- effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

      (b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

      (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

      (d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

      (e) Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Citicorp Life Insurance Company.

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that this amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 23rd day of April, 1998.


                                             CITICORP LIFE VARIABLE ANNUITY
                                                    SEPARATE ACCOUNT
                                                      (Registrant)



Attest: /s/ Catherine S. Mulholland              By: /s/ Larry D. Williams
        ---------------------------                 ----------------------
                                                    Senior Vice President of
                                                 Citicorp Life Insurance Company

                                             BY: CITICORP LIFE INSURANCE COMPANY
                                                          (Depositor)


Attest: /s/ Catherine S. Mulholland              By: /s/ Larry D. Williams
        ---------------------------                 ----------------------
                                                    Senior Vice President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

      Signature                        Title                     Date
      ---------                        -----                     ----

/s/ Larry D. Williams               Director, SVP          April 23, 1998
--------------------------          -------------

/s/ Charles H. Masland, IV          Director, SVP          April 23, 1998
--------------------------          -------------

/s/ Marc J. Fink                    Director, SVP          April 23, 1998
--------------------------          -------------

/s/ Daniel F. Forcade               Treasurer, SVP         April 23, 1998
--------------------------          --------------
                                    (PAO)

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that this amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Dover, and the State of Delaware, on this 23rd day of April, 1998.


                                             CITICORP LIFE VARIABLE ANNUITY
                                                    SEPARATE ACCOUNT
                                                      (Registrant)



Attest: /s/ Catherine S. Mulholland              By: /s/ Larry D. Williams
        ---------------------------                 ----------------------
                                                    Senior Vice President of
                                                 Citicorp Life Insurance Company

                                             BY: CITICORP LIFE INSURANCE COMPANY
                                                          (Depositor)


Attest: /s/ Catherine S. Mulholland              By: /s/ Larry D. Williams
        ---------------------------                 ----------------------
                                                    Senior Vice President


      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

       Signature                   Title                              Date
       ---------                   -----                              ----

/s/ Alan F. Liebowitz     Director, President, CEO                April 23, 1998
---------------------     ------------------------

/s/ Joseph E. Madalon     Director, CFO                           April 23, 1998
---------------------     ------------------------

                                  EXHIBIT INDEX


      4(e).  Variable Annuity Endorsement: Amendment of Contract Provisions

      4(f).  Roth Individual Retirement Annuity Endorsement

      9.     Opinion and Consent of Catherine S. Mulholland.

      10(a). Consent of Sutherland, Asbill & Brennan.

      10(b). Consent of KPMG Peat Marwick LLP.